UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(formerly, Pyxis Funds II)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1:  Reports to Stockholders.

A copy of the Report to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is attached herewith.

Highland Funds II

Highland Global Allocation Fund

Highland Dividend Equity Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2014

Highland Funds II

Highland Global Allocation Fund

Highland Dividend Equity Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Global Allocation Fund

Objective

Highland Global Allocation Fund seeks to provide long-term growth of capital and future income.

Net Assets as of March 31, 2014

$374.4 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot of Highland Global Allocation Fund at the end of the reporting period. Highland Global Allocation Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Asset Classifications as of 03/31/2014 (%)(1)
U.S. Equity	25.6
Non-U.S. Equity	25.2
Non-U.S. Asset-Backed Securities	7.6
Non-U.S. Senior Loans	5.7
Non-U.S. Exchange-Traded Funds	3.7
Non-U.S. Corporate Bonds & Notes	3.3
U.S. Rights	2.3
U.S. Senior Loans	2.2
U.S. Corporate Bonds & Notes	0.9
U.S. Exchange-Traded Funds	0.6
U.S. Convertible Bonds	0.3
Other Investments and Assets & Liabilities(2)	22.6

Top 10 Holdings as of 03/31/2014 (%)(1)(3)
Staples, Inc. (Non-U.S. Equity)	3.1
Spirit Realty Capital, Inc., REIT (U.S. Equity)	2.9
Fresh Market, Inc. (The) (U.S. Equity)	2.9
American Airlines Group, Inc. (U.S. Equity)	2.5
American Airlines Group, Inc. (U.S. Rights)	2.3
Corrections Corp. of America, REIT (U.S. Equity)	2.0
NRG Energy, Inc. (U.S. Equity)	1.8
Canon, Inc. ADR (Non-U.S. Equity)	1.8
Bayerische Motoren Werke AG (Non-U.S. Equity)	1.5
CBS Corp., Class B (U.S. Equity)	1.5

(1)	Asset classifications and holdings are calculated as a percentage of total net assets.
(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $75,650,084.
(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Dividend Equity Fund

Objective

Highland Dividend Equity Fund seeks to provide above average dividend yields with the potential for long-term capital appreciation.

Net Assets as of March 31, 2014

$23.3 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot of Highland Dividend Equity Fund at the end of the reporting period. Highland Dividend Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2014 (%)(1)
Food, Beverage & Tobacco	11.5
Pharmaceuticals, Biotechnology & Life Sciences	10.2
Materials	8.7
Banks	7.7
Energy	7.7
Capital Goods	6.3
Utilities	5.2
Diversified Financials	3.9
Semiconductors & Semiconductor Equipment	3.8
Software & Services	3.8
Other Investments and Assets & Liabilities(2)	31.2

Top 10 Holdings as of 03/31/2014 (%)(1)(3)
Johnson & Johnson (Common Stocks)	3.9
JPMorgan Chase & Co. (Common Stocks)	3.9
Chevron Corp. (Common Stocks)	3.9
Novartis AG, ADR (Common Stocks)	3.9
Packaging Corp. of America (Common Stocks)	3.8
Microchip Technology, Inc. (Common Stocks)	3.8
Royal Dutch Shell PLC, ADR (Common Stocks)	3.8
Paychex, Inc. (Common Stocks)	3.8
General Electric Co. (Common Stocks)	3.8
Kellogg Co. (Common Stocks)	3.7

(1)	Industries and holdings are calculated as a percentage of total net assets.
(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $6,577,052.
(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund

Objective

Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2014

$199.6 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2014 (%)(1)
Software & Services	15.0
Healthcare Equipment & Services	11.9
Technology Hardware & Equipment	11.5
Diversified Financials	11.2
Media	9.9
Retailing	8.1
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Energy	5.3
Materials	3.8
Food, Beverage & Tobacco	3.2
Other Investments and Assets & Liabilities(2)	12.2

Top 10 Holdings as of 03/31/2014 (%)(1)(3)
Express Scripts Holding Co. (Common Stocks)	4.7
QUALCOMM, Inc. (Common Stocks)	4.5
Schlumberger, Ltd. (Common Stocks)	4.2
Gilead Sciences, Inc. (Common Stocks)	4.0
Covidien PLC (Common Stocks)	3.9
Monsanto Co. (Common Stocks)	3.8
Lowe’s Cos., Inc. (Common Stocks)	3.8
CME Group, Inc. (Common Stocks)	3.7
EMC Corp. (Common Stocks)	3.5
Apple, Inc. (Common Stocks)	3.4

(1)	Industries and holdings are calculated as a percentage of total net assets.
(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $1,393,326.
(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2014

$42.6 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2014 (%)(1)
Software & Services	11.7
Healthcare Equipment & Services	10.7
Capital Goods	9.0
Banks	8.3
Materials	6.9
Energy	5.8
Real Estate	5.5
Retailing	5.1
Pharmaceuticals, Biotechnology & Life Sciences	4.9
Transportation	4.7
Other Investments and Assets & Liabilities(2)	27.4

Top 10 Holdings as of 03/31/2014 (%)(1)(3)
Packaging Corp. of America (Common Stocks)	2.5
Raymond James Financial, Inc. (Common Stocks)	2.5
Jarden Corp. (Common Stocks)	2.4
Old Dominion Freight Line, Inc. (Common Stocks)	2.4
MEDNAX, Inc. (Common Stocks)	2.3
Genesee & Wyoming, Inc., Class A (Common Stocks)	2.3
LKQ Corp. (Common Stocks)	2.2
MICROS Systems, Inc. (Common Stocks)	2.2
PTC, Inc. (Common Stocks)	2.0
HCC Insurance Holdings, Inc. (Common Stocks)	1.9

(1)	Industries and holdings are calculated as a percentage of total net assets.
(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $12,005,885.
(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

4	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2014

$77.8 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2014 (%)(1)(2)
AAA	3.5
AA	62.1
A	12.2
BBB	13.3
BB	3.3
B	2.7
D	0.0	†
Not Rated	2.9

Sector Classifications as of 03/31/2014 (%)(1)
Common Stocks	55.8
U.S. Treasuries	9.0
Agency Mortgage-Backed Securities	8.1
Corporate Bonds & Notes	7.1
Exchange-Traded Funds	3.5
Foreign Corporate Bonds & Notes	2.7
Non-Agency Collateralized Mortgage-Backed Securities	1.5
Preferred Stocks	0.4
Sovereign Bonds	0.3
Municipal Bonds & Notes	0.2
Non-Agency Collateralized Mortgage Obligations	0.2
Agency Collateralized Mortgage Obligations	0.1
Asset-Backed Securities	0.0	†
Other Investments and Assets & Liabilities(3)	11.1

Top 10 Holdings as of 03/31/2014 (%)(1)(2)
U.S. Treasury Notes 0.75%, 01/15/17 (U.S. Treasuries)	3.9
Vanguard FTSE Emerging Markets, ETF (Exchange-Traded Funds)	3.1
U.S. Treasury Bonds 4.50%, 02/15/36 (U.S. Treasuries)	1.8
U.S. Treasury Notes 1.50%, 02/28/19 (U.S. Treasuries)	1.4
QUALCOMM, Inc. (Common Stocks)	1.2
Federal National Mortgage Assoc. 4.50%, 04/01/41 (Agency Mortgage-Backed Securities)	1.2
Federal National Mortgage Assoc. 3.00%, 04/01/44 (Agency Mortgage-Backed Securities)	1.0
Schlumberger, Ltd. (Common Stocks)	1.0
PepsiCo, Inc. (Common Stocks)	1.0
Apple, Inc. (Common Stocks)	0.9

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.
(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $15,614,184.
†	Less than 0.05%.

Semi-Annual Report	5

FUND PROFILE (unaudited)

Highland Tax-Exempt Fund

Objective

Highland Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with the preservation of capital.

Net Assets as of March 31, 2014

$29.0 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot of Highland Tax-Exempt Fund at the end of the reporting period. Highland Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2014 (%)(1)
AAA	19.9
AA	45.1
A	24.4
BBB	5.3
Not Rated	5.3

Sector Classifications as of 03/31/2014 (%)(1)
Municipal Bonds & Notes	100.0
Other Investments and Assets & Liabilities	0.0	†

Top 10 Holdings as of 03/31/2014 (%)(1)
Missouri Highway & Transportation Commission 5.00%, 05/01/21 (Municipal Bonds & Notes)	6.0
Los Angeles, CA Harbor Department 5.00%, 08/01/26 (Municipal Bonds & Notes)	4.5
State of Hawaii Airports System 5.25%, 07/01/24 (Municipal Bonds & Notes)	4.5
California State Department of Water Resources 5.00%, 12/01/21 (Municipal Bonds & Notes)	4.1
Town of Fairfield, CT 5.00%, 01/01/21 (Municipal Bonds & Notes)	4.1
New York State Urban Development Corp. 5.50%, 01/01/19 (Municipal Bonds & Notes)	4.0
Municipal Electric Authority of Georgia 5.25%, 01/01/19 (Municipal Bonds & Notes)	4.0
State of Texas 5.00%, 04/01/28 (Municipal Bonds & Notes)	2.8
Virginia Commonwealth Transportation Board 5.00%, 03/15/23 (Municipal Bonds & Notes)	2.4
City of Atlanta, GA Water & Wastewater 5.75%, 11/01/30 (Municipal Bonds & Notes)	2.1

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

†	Less than 0.05%.

A portion of the Tax-Exempt Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

6	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2014

$155.4 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2014 (%)(1)(2)
AAA	3.1
AA	61.7
A	11.2
BBB	14.1
BB	2.6
B	3.1
D	0.0	†
Not Rated	4.2

Sector Classifications as of 03/31/2014 (%)(1)
U.S. Treasuries	28.2
Agency Mortgage-Backed Securities	28.2
Corporate Bonds & Notes	23.0
Foreign Corporate Bonds & Notes	9.1
Non-Agency Collateralized Mortgage-Backed Securities	4.8
Sovereign Bonds	1.9
Asset-Backed Securities	1.3
Non-Agency Collateralized Mortgage Obligations	0.7
Municipal Bonds & Notes	0.6
Agency Collateralized Mortgage Obligations	0.5
Preferred Stocks	0.1
Other Investments and Assets & Liabilities(3)	1.6

Top 10 Holdings as of 03/31/2014 (%)(1)(2)
U.S. Treasury Notes 0.75%, 01/15/17 (U.S. Treasuries)	13.1
U.S. Treasury Bonds 4.50%, 02/15/36 (U.S. Treasuries)	4.7
U.S. Treasury Notes 1.50%, 02/28/19 (U.S. Treasuries)	4.3
Federal National Mortgage Assoc. 3.00%, 04/01/44 (Agency Mortgage-Backed Securities)	2.9
Federal National Mortgage Assoc. 4.50%, 04/01/44 (Agency Mortgage-Backed Securities)	2.8
U.S. Treasury Notes 2.50%, 08/15/23 (U.S. Treasuries)	2.3
Government National Mortgage Assoc. 4.00%, 01/20/41 (Agency Mortgage-Backed Securities)	2.0
Government National Mortgage Assoc. 3.50%, 05/20/43 (Agency Mortgage-Backed Securities)	2.0
U.S. Treasury Notes 0.25%, 02/29/16 (U.S. Treasuries)	1.8
Federal National Mortgage Assoc. 5.00%, 04/01/44 (Agency Mortgage-Backed Securities)	1.7

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.
(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $13,844,728.
†	Less than 0.05%.

Semi-Annual Report	7

FINANCIAL STATEMENTS

March 31, 2014

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

8	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 2.2%

ENERGY - 0.1%
469,035	Fieldwood Energy LLC Second Lien Term Loan 09/30/2020 (b)	489,702

FOOD & TOBACCO - 0.1%
461,538	Del Monte Foods, Inc. Second Lien Initial Term Loan 8.25%, 08/18/2021	460,385

HEALTHCARE - 1.4%
2,000,000	Accellent Inc. Second Lien Term Loan 02/21/2022 (b)	1,990,010
769,231	Akorn, Inc. Term Loan B 11/13/2020 (b)	778,365
1,090,909	Medpace Inc. Term Loan 03/31/2020 (b)	1,099,091
1,575,000	Surgery Center Holdings, Inc. Second Lien Term Loan 9.75%, 04/11/2020	1,563,188

		5,430,654

INFORMATION TECHNOLOGY - 0.3%
997,500	RP Crown Parent, LLC First Lien New Term Loan 12/21/2018 (b)	995,734

SERVICE - 0.3%
1,023,810	Travelport LLC Tranche 1 Term Loan 9.50%, 01/29/2016	1,060,923

	Total U.S. Senior Loans (Cost $8,353,264)	8,437,398

Non-U.S. Senior Loans (a)(c) - 5.7%

BROADCASTING - 0.8%
1,000,000	Clear Channel Communications, Inc. Tranche B Term Loan 01/29/2016 (b)	989,775
1,928,571	Tranche D Term Loan 01/30/2019 (b)	1,892,131

		2,881,906

ENERGY - 0.5%
972,359	FTS International, Inc. Term Loan 8.50%, 05/06/2016	991,315
994,913	MEG Energy Corp. Term Loan 3.75%, 03/31/2020	1,000,589

		1,991,904

GAMING & LEISURE - 0.2%
1,000,000	Caesars Entertainment Operating Co. Term Loan B6 5.49%, 01/26/2018	944,445

Principal Amount ($)		Value ($)

HEALTHCARE - 1.8%
1,979,695	Alere, Inc. Term Loan B 4.25%, 06/30/2017	1,989,604
650,000	Catalent Pharma Solutions, Inc. Term Loan 6.50%, 12/29/2017	659,750
3,890,572	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,984,607

		6,633,961

INFORMATION TECHNOLOGY - 0.5%
2,000,000	IPC Systems, Inc. Tranche B Second Lien Term Loan 5.40%, 06/01/2015	1,980,000

MANUFACTURING - 0.7%
2,000,000	Doncasters U.S. Finance LLC Second Lien Term Loan 8.25%, 10/09/2020	2,037,500
250,000	Flint Group Holdings SA Tranche B-9 Dollar Term Loan 12/31/2016 (b)	252,395
250,000	Tranche C-7 Dollar Term Loan 12/30/2016 (b)	252,395

		2,542,290

SERVICE - 0.9%
1,037,406	EnergySolutions LLC Term Loan 6.75%, 08/13/2016	1,042,158
544,141	Pacific Industrial Services US Finco LLC Term Loan B 5.00%, 10/02/2018	552,558
829,843	Second Lien Initial Term Loan 8.75%, 04/02/2019	851,626
992,500	Travelport LLC Term Loan 6.25%, 06/26/2019	1,017,159

		3,463,501

TRANSPORTATION - 0.3%
997,500	Ship Luxco 3 SA Term Loan 4.50%, 11/30/2019	1,004,986

	Total Non-U.S. Senior Loans (Cost $21,083,692)	21,442,993

Non-U.S. Asset-Backed Securities (c)(d) - 7.6%
500,000	ARES XI CLO, Ltd. Series 2007-11A, Class E 6.24%, 10/11/2021 (e)	501,875
1,000,000	Avenue CLO VI, Ltd. Series 2007-6A, Class E 4.49%, 07/17/2019 (e)	935,000
2,000,000	BNPP IP CLO, Ltd. Series 2014-1A, Class C 3.50%, 04/24/2026 (e)	1,880,000
1,000,000	CFIP CLO, Ltd. Series 2014-1A Class E 1.00%, 04/13/2025 (e)	895,000

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Asset-Backed Securities (continued)
500,000	Duane Street CLO II, Ltd. Series 2006-2A, Class E 3.99%, 08/20/2018 (e)	485,863
2,000,000	Duchess V CLO BV Series V-X, Class D 1.89%, 05/25/2021	2,453,284
750,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class E 3.74%, 12/20/2020 (e)	708,412
750,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class C 1.76%, 10/27/2020 (e)	723,356
1,500,000	Series 2006-1A, Class D1 3.79%, 10/27/2020 (e)	1,447,500
500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.74%, 11/20/2020 (e)	473,750
750,000	HarbourView CLO 2006-1 Series 6A, Class D 3.93%, 12/27/2019 (e)	708,750
844,008	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.57%, 11/25/2051 (e)	751,167
153,026	Hillmark Funding Series 2006-1A, Class D 3.83%, 05/21/2021 (e)	139,284
1,000,000	Jersey Street CLO, Ltd. Series 2006-1A, Class D 1.79%, 10/20/2018 (e)	953,760
1,500,000	Katonah IX CLO, Ltd. Series 2006-9A, Class B2L 3.74%, 01/25/2019	1,400,700
1,000,000	Landmark VIII CDO, Ltd. Series 2006-8A, Class E 3.84%, 10/19/2020 (e)	932,500
438,217	Mayport CLO, Ltd. Series 2006-1A, Class B2L 4.09%, 02/22/2020 (e)	412,560
459,038	Mountain Capital Clo VI, Ltd. Series 2007-6A, Class E 3.54%, 04/25/2019 (e)	418,872
944,878	Primus Clo II, Ltd. Series 2007-2A, Class E 4.99%, 07/15/2021 (e)	862,792
1,500,000	Red River CLO, Ltd. Series 1A, Class D 1.89%, 07/27/2018 (e)	1,376,250
836,261	Series 1A, Class E 3.99%, 07/27/2018 (e)	746,363
500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.24%, 08/01/2024 (e)	392,500
900,000	Series 2007-1A, Class A1LB 0.79%, 08/01/2024 (e)	774,000
1,000,000	Stone Tower CLO VI, Ltd. Series 2007-6A, Class D 3.84%, 04/17/2021 (e)	934,500
978,452	Stratford CLO, Ltd. Series 2007-1A, Class E 4.24%, 11/01/2021 (e)	874,492

Principal Amount ($)		Value ($)
1,000,000	Westbrook CLO, Ltd. Series 2006-1A, Class E 3.94%, 12/20/2020 (e)	952,500
2,000,000	Wood Street CLO II BV Series II-A, Class D 2.02%, 03/29/2021 (e)	2,347,159
2,500,000	Wood Street CLO V BV Series V-A, Class D 1.81%, 09/14/2023 (e)	2,937,394

	Total Non-U.S. Asset-Backed Securities (Cost $28,003,578)	28,419,583

U.S. Convertible Bonds (f) - 0.3%

TELECOMMUNICATIONS - 0.3%
1,000,000	Nuance Communications, Inc. 2.75%, 11/01/2031	1,006,875

	Total U.S. Convertible Bonds (Cost $994,860)	1,006,875

U.S. Corporate Bonds & Notes - 0.9%

CONSUMER DURABLES & APPAREL - 0.3%
1,239,000	JC Penney Corp., Inc. 5.65%, 06/01/2020 (f)	1,025,273

UTILITIES - 0.6%
3,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020 (e)	2,317,500

	Total U.S. Corporate Bonds & Notes (Cost $3,381,238)	3,342,773

Non-U.S. Corporate Bonds & Notes (c) - 3.3%

ENVIRONMENTAL CONTROL - 0.5%
2,000,000	Tervita Corp. 8.00%, 11/15/2018 (e)	2,030,000

FINANCIAL - 0.1%
500,000	Leveraged Finance Europe Capital II BV 2.38%, 03/02/2020 (d)(e)	596,093

GAMING & LEISURE - 0.4%
1,110,000	Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018 (f)	491,175
1,000,000	11.25%, 06/01/2017	965,000

		1,456,175

MATERIALS - 0.6%
500,000	INEOS Group Holdings SA 6.13%, 08/15/2018 (e)(f)	520,625
1,085,000	6.50%, 08/15/2018 (e)	1,574,029

		2,094,654

TELECOMMUNICATIONS - 1.7%
4,500,000	Avaya, Inc. 10.50%, 03/01/2021 (e)(f)	4,196,250
2,000,000	Nokia OYJ 5.38%, 05/15/2019	2,115,000

		6,311,250

	Total Non-U.S. Corporate Bonds & Notes (Cost $12,167,840)	12,488,172

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Global Allocation Fund

Shares		Value ($)

U.S. Equity - 25.6%

CAPITAL GOODS - 0.8%
20,000	Generac Holdings, Inc. (f)	1,179,400
150,000	PGT, Inc. (g)	1,726,500

		2,905,900

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
30,000	Covanta Holding Corp. (f)	541,500

CONSUMER SERVICES - 0.9%
153,350	K12, Inc. (f)(g)	3,473,377

DIVERSIFIED FINANCIALS - 0.6%
89,444	E*TRADE Financial Corp. (g)	2,059,001

ENERGY - 0.8%
35,000	Marathon Petroleum Corp.	3,046,400

FOOD & STAPLES RETAILING - 2.9%
326,150	Fresh Market, Inc. (The) (f)(g)	10,958,640

HEALTHCARE EQUIPMENT & SERVICES - 2.7%
30,000	Cardinal Health, Inc.	2,099,400
25,623	Express Scripts Holding Co. (g)	1,924,031
30,000	Globus Medical, Inc., Class A (g)	797,700
15,000	HCA Holdings, Inc. (g)	787,500
14,000	Medtronic, Inc.	861,560
20,000	St Jude Medical, Inc.	1,307,800
27,000	UnitedHealth Group, Inc. (f)	2,213,730

		9,991,721

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
5,500	Spectrum Brands Holdings, Inc.	438,350

INSURANCE - 1.1%
132,149	Fidelity National Financial, Inc., Class A (f)	4,154,765

MEDIA - 1.6%
90,766	CBS Corp., Class B (f)	5,609,339
4,670	CBS Outdoor Americas, Inc. (g)	136,597
3,800	Tribune Co. (f)(g)	302,670

		6,048,606

REAL ESTATE INVESTMENT TRUST - 5.0%
242,850	Corrections Corp. of America, REIT (f)	7,606,062
1,001,549	Spirit Realty Capital, Inc., REIT	10,997,008

		18,603,070

RETAILING - 0.6%
6,000	Dick’s Sporting Goods, Inc.	327,660
43,370	GNC Holdings, Inc., Class A	1,909,147

		2,236,807

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
15,000	Synaptics, Inc. (g)	900,300

SOFTWARE & SERVICES - 2.1%
119,750	Fortinet, Inc. (g)	2,638,092
95,700	Microsoft Corp.	3,922,743
41,375	Rackspace Hosting, Inc. (f)(g)	1,357,928

		7,918,763

Shares		Value ($)

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
60,000	ARRIS Group, Inc. (g)	1,690,800
75,000	InvenSense, Inc. (f)(g)	1,775,250

		3,466,050

TRANSPORTATION - 3.3%
252,771	American Airlines Group, Inc. (f)(g)	9,251,419
345,000	JetBlue Airways Corp. (f)(g)	2,998,050

		12,249,469

UTILITIES - 1.8%
216,707	NRG Energy, Inc.	6,891,283

	Total U.S. Equity (Cost $86,095,687)	95,884,002

Non-U.S. Equity (c) - 25.2%

AUTOMOBILES & COMPONENTS - 1.6%
45,700	Bayerische Motoren Werke AG	5,770,778

BANKS - 0.2%
467	Standard Chartered PLC	9,759
20,700	Sumitomo Mitsui Financial Group, Inc.	886,210

		895,969

CAPITAL GOODS - 0.4%
4,000	MTU Aero Engines AG	371,907
16,000	Safran SA	1,108,994

		1,480,901

CONSUMER DURABLES & APPAREL - 1.1%
212,050	Sony Corp. ADR (f)	4,054,396

CONSUMER SERVICES - 1.4%
36,540	DeVry Education Group, Inc. (f)	1,548,931
94,359	Melco Crown Entertainment, Ltd. ADR (g)	3,646,975

		5,195,906

DIVERSIFIED FINANCIALS - 1.4%
86,265	Legg Mason, Inc. (f)	4,230,436
59,000	ORIX Corp.	832,422

		5,062,858

ENERGY - 0.9%
25,000	Ocean Rig UDW, Inc. (g)	444,750
16,004	Pioneer Natural Resources Co. (f)	2,994,989
71	Royal Dutch Shell PLC, Class A	2,593

		3,442,332

FOOD, BEVERAGE & TOBACCO - 1.0%
48,820	Nestle SA	3,678,011

HEALTHCARE EQUIPMENT & SERVICES - 1.1%
30,000	Anika Therapeutics, Inc. (f)(g)	1,233,000
40,000	Catamaran Corp. (g)	1,790,400
29,400	Sysmex Corp.	939,224

		3,962,624

INSURANCE - 0.7%
32,000	Aon PLC	2,696,960

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Global Allocation Fund

Shares		Value ($)

Non-U.S. Equity (continued)

MATERIALS - 0.1%
4,270	WR Grace & Co. (g)	423,456

MEDIA - 1.2%
250,149	News Corp., Class A (f)(g)	4,307,566

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
7,500	AbbVie, Inc.	385,500
5,000	Actavis PLC (g)	1,029,250
198,000	Astellas Pharma, Inc.	2,353,275
3,980	Eurofins Scientific	1,191,710
50,000	Gilead Sciences, Inc. (f)(g)	3,543,000
39,500	GlaxoSmithKline PLC	1,048,041
51,000	ICON PLC (g)	2,425,050
16,000	Merck & Co., Inc.	908,320
97,000	Shionogi & Co., Ltd. (f)	1,801,826
35,000	Stada Arzneimittel AG	1,498,536

		16,184,508

REAL ESTATE INVESTMENT TRUST - 0.5%
635,000	CapitaMall Trust, REIT (f)	954,356
434,000	Global Logistic Properties, Ltd.	914,556

		1,868,912

RETAILING - 3.1%
1,029,650	Staples, Inc. (f)	11,676,231

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
8,700	NXP Semiconductor NV (g)	511,647

SOFTWARE & SERVICES - 2.6%
16,763	Alliance Data Systems Corp. (f)(g)	4,567,079
30,000	Autohome, Inc. ADR (g)	1,152,300
134,500	Compuware Corp.	1,412,250
44,500	Facebook, Inc., Class A (g)	2,680,680

		9,812,309

TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
219,150	Canon, Inc. ADR (f)	6,806,799

TELECOMMUNICATION SERVICES - 1.7%
47,255	SBA Communications Corp., Class A (f)(g)	4,298,315
28,000	Softbank Corp.	2,120,697

		6,419,012

	Total Non-U.S. Equity (Cost $92,252,731)	94,251,175

U.S. Exchange-Traded Funds - 0.6%
40,000	ProShares UltraShort QQQ, ETF	2,344,400

	Total U.S. Exchange-Traded Funds (Cost $2,307,810)	2,344,400

Non-U.S. Exchange-Traded Funds (c) - 3.7%
85,000	Guggenheim Solar, ETF (f)	3,757,850
38,945	ProShares Ultra Gold, ETF (g)	1,804,711
41,000	ProShares Ultra Short DJ-UBS Crude Oil, ETF (g)	1,170,140

Shares		Value ($)
56,735	ProShares Ultra Silver, ETF (g)	3,634,444
70,000	WisdomTree Japan Hedged Equity Fund, ETF (f)	3,313,800

	Total Non-U.S. Exchange-Traded Funds (Cost $16,468,070)	13,680,945

Units

U.S. Rights (g) - 2.3%

TRANSPORTATION - 2.3%
115,540	American Airlines Group, Inc.	8,456,408

	Total U.S. Rights (Cost $1,060,348)	8,456,408

Shares

Investment Companies (h) - 20.2%
75,650,084	State Street Navigator Prime Securities Lending Portfolio	75,650,084

	Total Investment Companies (Cost $75,650,084)	75,650,084

Total Investments - 97.6%		365,404,808

(Cost $347,819,202)
Other Assets & Liabilities, Net - 2.4%		8,997,538

Net Assets - 100.0%		374,402,346

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(d)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2014.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $35,800,096 or 9.6% of net assets.

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Global Allocation Fund

(f)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $78,609,260. The loaned securities were secured with cash and securities collateral of $79,694,706. Collateral is calculated based on prior day’s prices. See Note 4.
(g)	Non-income producing security.
(h)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Dividend Equity Fund

Shares		Value ($)

Common Stocks - 96.5%

BANKS - 7.7%
6,990	PNC Financial Services Group, Inc.	608,130
13,730	U.S. Bancorp (a)	588,468
12,125	Wells Fargo & Co. (a)	603,097

		1,799,695

CAPITAL GOODS - 6.3%
33,920	General Electric Co. (a)	878,189
4,930	Hubbell, Inc., Class B (a)	590,959

		1,469,148

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
36,180	Ennis, Inc. (a)	599,503

CONSUMER DURABLES & APPAREL - 2.6%
7,185	Tupperware Brands Corp. (a)	601,816

CONSUMER SERVICES - 3.8%
8,900	McDonald’s Corp.	872,467

DIVERSIFIED FINANCIALS - 3.9%
15,025	JPMorgan Chase & Co. (a)	912,168

ENERGY - 7.7%
7,590	Chevron Corp.	902,527
11,376	Royal Dutch Shell PLC, ADR (a)	888,579

		1,791,106

FOOD, BEVERAGE & TOBACCO - 11.5%
4,855	Diageo PLC, ADR (a)	604,884
13,930	Kellogg Co. (a)	873,550
7,085	PepsiCo, Inc.	591,598
14,975	Unilever NV (a)	615,772

		2,685,804

HEALTHCARE EQUIPMENT & SERVICES - 2.4%
14,660	Abbott Laboratories	564,557

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
7,315	Procter & Gamble Co. (The)	589,589

INSURANCE - 2.6%
12,415	Arthur J. Gallagher & Co. (a)	590,706

MATERIALS - 8.7%
12,705	Packaging Corp. of America	894,051
14,055	Sonoco Products Co.	576,536
14,410	Worthington Industries, Inc.	551,182

		2,021,769

MEDIA - 2.4%
9,135	CBS Corp., Class B	564,543

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
10,610	GlaxoSmithKline PLC, ADR (a)	566,892
9,315	Johnson & Johnson	915,013
10,595	Novartis AG, ADR	900,787

		2,382,692

Shares		Value ($)

RETAILING - 2.5%
7,340	Home Depot, Inc. (The) (a)	580,814

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
18,660	Microchip Technology, Inc. (a)	891,202

SOFTWARE & SERVICES - 3.8%
20,655	Paychex, Inc. (a)	879,903

TELECOMMUNICATION SERVICES - 2.6%
8,930	AT&T, Inc. (a)	313,175
6,305	Verizon Communications, Inc. (a)	299,929

		613,104

TRANSPORTATION - 3.7%
8,930	United Parcel Service, Inc., Class B (a)	869,603

UTILITIES - 5.2%
17,175	ITC Holdings Corp. (a)	641,486
3,980	National Fuel Gas Co. (a)	278,759
6,715	Southern Co. (The) (a)	295,057

		1,215,302

	Total Common Stocks (Cost $18,245,138)	22,495,491

Exchange-Traded Funds (a) - 2.5%
8,490	iShares Dow Jones U.S. Real Estate Index Fund, ETF	574,518

	Total Exchange-Traded Funds (Cost $527,127)	574,518

Investment Companies (b) - 28.2%
6,577,052	State Street Navigator Prime Securities Lending Portfolio	6,577,052

	Total Investment Companies (Cost $6,577,052)	6,577,052

Total Investments - 127.2%		29,647,061

(Cost $25,349,317)
Other Assets & Liabilities, Net - (27.2)%		(6,337,032)

Net Assets - 100.0%		23,310,029

(a)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $6,499,023. The loaned securities were secured with cash collateral of $6,577,052. Collateral is calculated based on prior day’s prices. See Note 4.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Premier Growth Equity Fund

Shares		Value ($)

Common Stocks - 97.7%

CAPITAL GOODS - 2.3%
57,074	Dover Corp.	4,665,800

CONSUMER SERVICES - 2.3%
57,076	Las Vegas Sands Corp.	4,610,599

DIVERSIFIED FINANCIALS - 11.2%
95,130	Charles Schwab Corp. (The)	2,599,903
99,565	CME Group, Inc.	7,368,806
13,316	Goldman Sachs Group, Inc. (The)	2,181,827
45,662	McGraw Hill Financial, Inc.	3,484,010
97,028	State Street Corp.	6,748,297

		22,382,843

ENERGY - 5.3%
27,269	Anadarko Petroleum Corp.	2,311,320
85,613	Schlumberger, Ltd.	8,347,268

		10,658,588

FOOD, BEVERAGE & TOBACCO - 3.2%
77,369	PepsiCo, Inc.	6,460,311

HEALTHCARE EQUIPMENT & SERVICES - 11.9%
88,785	Abbott Laboratories	3,419,110
104,638	Covidien PLC	7,707,635
72,931	DENTSPLY International, Inc.	3,357,743
123,663	Express Scripts Holding Co. (a)	9,285,855

		23,770,343

MATERIALS - 3.8%
66,589	Monsanto Co.	7,575,831

MEDIA - 9.9%
106,540	Comcast Corp., Special Class A	5,194,891
48,828	Discovery Communications, Inc., Class C (a)	3,762,686
164,882	Liberty Global PLC, Series C (a)	6,712,346
50,734	Walt Disney Co. (The)	4,062,271

		19,732,194

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
17,758	Alexion Pharmaceuticals, Inc. (a)	2,701,524
41,223	Amgen, Inc.	5,084,445
112,246	Gilead Sciences, Inc. (a)	7,953,752

		15,739,721

REAL ESTATE - 2.9%
69,760	American Tower Corp., REIT	5,711,251

RETAILING - 8.1%
9,512	Amazon.com, Inc. (a)	3,200,978
98,297	Dick’s Sporting Goods, Inc. (b)	5,367,999
154,104	Lowe’s Cos., Inc.	7,535,686

		16,104,663

SOFTWARE & SERVICES - 15.0%
42,489	Baidu, Inc., ADR (a)	6,474,474
106,540	eBay, Inc. (a)	5,885,269
5,708	Google, Inc., Class A (a)	6,361,623

Shares		Value ($)

SOFTWARE & SERVICES (continued)
65,955	Intuit, Inc.	5,126,682
28,537	Visa, Inc., Class A	6,159,997

		30,008,045

TECHNOLOGY HARDWARE & EQUIPMENT - 11.5%
12,684	Apple, Inc.	6,808,010
256,846	EMC Corp.	7,040,149
114,150	QUALCOMM, Inc.	9,001,869

		22,850,028

TRANSPORTATION - 2.4%
48,197	United Parcel Service, Inc., Class B	4,693,424

	Total Common Stocks (Cost $121,462,376)	194,963,641

Investment Companies (c) - 0.7%
1,393,326	State Street Navigator Prime Securities Lending Portfolio	1,393,326

	Total Investment Companies (Cost $1,393,326)	1,393,326

Total Investments - 98.4%		196,356,967

(Cost $122,855,702)
Other Assets & Liabilities, Net - 1.6%		3,279,919

Net Assets - 100.0%		199,636,886

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $1,340,785. The loaned securities were secured with cash collateral of $1,393,326. Collateral is calculated based on prior day’s prices. See Note 4.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $130,000 was pledged as collateral, open at March 31, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
S&P 500 Emini Index	June 2014	23	$2,144,290	$16,240

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks - 99.3%

BANKS - 8.3%
7,740	Cullen/Frost Bankers, Inc. (a)	600,082
30,457	Fulton Financial Corp.	383,149
7,675	Iberiabank Corp. (a)	538,401
11,640	Prosperity Bancshares, Inc. (a)	769,986
6,709	Renasant Corp. (a)	194,897
4,935	SVB Financial Group (b)	635,529
7,280	Westamerica Bancorp. (a)	393,703

		3,515,747

CAPITAL GOODS - 9.0%
16,080	Applied Industrial Technologies, Inc.	775,699
8,135	ESCO Technologies, Inc. (a)	286,271
11,495	Luxfer Holdings PLC, ADR (a)	225,072
15,820	Mueller Industries, Inc.	474,442
6,525	Polypore International, Inc. (a)(b)	223,220
2,675	Primoris Services Corp. (a)	80,196
15,140	Quanta Services, Inc. (a)(b)	558,666
7,590	Teledyne Technologies, Inc. (b)	738,735
11,440	Woodward, Inc. (a)	475,103

		3,837,404

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
20,390	Healthcare Services Group, Inc. (a)	592,533
13,519	Herman Miller, Inc. (a)	434,366
20,765	Resources Connection, Inc. (a)	292,579
7,100	Ritchie Bros Auctioneers, Inc.	171,323

		1,490,801

CONSUMER DURABLES & APPAREL - 3.4%
5,165	Deckers Outdoor Corp. (a)(b)	411,805
17,407	Jarden Corp. (b)	1,041,461

		1,453,266

CONSUMER SERVICES - 2.9%
4,525	Cracker Barrel Old Country Store, Inc. (a)	440,011
1,430	Interval Leisure Group, Inc.	37,380
11,338	K12, Inc. (a)(b)	256,806
19,885	Texas Roadhouse, Inc. (a)	518,601

		1,252,798

DIVERSIFIED FINANCIALS - 2.5%
18,765	Raymond James Financial, Inc. (a)	1,049,526

ENERGY - 5.8%
3,885	Dril-Quip, Inc. (a)(b)	435,509
3,540	Oil States International, Inc. (a)(b)	349,044
37,805	Pioneer Energy Services Corp. (b)	489,575
13,230	Sanchez Energy Corp. (a)(b)	392,005
11,060	SM Energy Co.	788,467

		2,454,600

FOOD & STAPLES RETAILING - 1.1%
20,455	Spartan Stores, Inc. (a)	474,761

HEALTHCARE EQUIPMENT & SERVICES - 10.7%
7,550	Air Methods Corp. (a)(b)	403,397
15,475	Bio-Reference Labs, Inc. (a)(b)	428,348

Shares		Value ($)

HEALTHCARE EQUIPMENT & SERVICES (continued)
24,907	Endologix, Inc. (a)(b)	320,553
7,900	Hanger, Inc. (b)	266,072
22,165	HMS Holdings Corp. (a)(b)	422,243
5,300	IPC The Hospitalist Co., Inc. (a)(b)	260,124
15,730	MEDNAX, Inc. (a)(b)	974,946
14,945	Molina Healthcare, Inc. (a)(b)	561,334
17,100	Owens & Minor, Inc. (a)	599,013
8,930	Thoratec Corp. (b)	319,783

		4,555,813

INSURANCE - 2.2%
17,955	HCC Insurance Holdings, Inc. (a)	816,773
2,600	RLI Corp.	115,024

		931,797

MATERIALS - 6.9%
21,840	Commercial Metals Co.	412,339
3,690	Compass Minerals International, Inc. (a)	304,499
14,915	Packaging Corp. of America	1,049,569
15,165	PolyOne Corp. (a)	555,949
10,625	Sensient Technologies Corp.	599,356

		2,921,712

MEDIA - 1.3%
9,850	John Wiley & Sons, Inc., Class A (a)	567,754

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
33,880	Bruker Corp. (a)(b)	772,125
7,885	Cubist Pharmaceuticals, Inc. (a)(b)	576,788
15,585	ICON PLC (b)	741,067

		2,089,980

REAL ESTATE - 5.5%
39,555	BioMed Realty Trust, Inc., REIT	810,482
6,910	Coresite Realty Corp., REIT (a)	214,210
36,045	Education Realty Trust, Inc., REIT (a)	355,764
16,715	Omega Healthcare Investors, Inc., REIT	560,287
14,905	Sabra Health Care REIT, Inc. (a)	415,700

		2,356,443

RETAILING - 5.1%
10,320	American Eagle Outfitters, Inc. (a)	126,317
11,960	Buckle, Inc. (The) (a)	547,768
5,060	Genesco, Inc. (a)(b)	377,324
1,600	Group 1 Automotive, Inc.	105,056
34,885	LKQ Corp. (b)	919,220
1,761	Monro Muffler Brake, Inc. (a)	100,165

		2,175,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
27,580	Microsemi Corp. (a)(b)	690,327
42,140	Rudolph Technologies, Inc. (a)(b)	480,817
15,611	Semtech Corp. (b)	395,583

		1,566,727

SOFTWARE & SERVICES - 11.7%
7,260	ACI Worldwide, Inc. (a)(b)	429,719
19,050	Blackbaud, Inc. (a)	596,265
50,920	Global Cash Access Holdings, Inc. (b)	349,311

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks (continued)

SOFTWARE & SERVICES (continued)
27,525	Jive Software, Inc. (a)(b)	220,475
17,335	MICROS Systems, Inc. (a)(b)	917,542
24,089	PTC, Inc. (b)	853,473
18,095	RealPage, Inc. (a)(b)	328,605
9,110	Solera Holdings, Inc. (a)	577,028
18,157	SS&C Technologies Holdings, Inc. (b)	726,643

		4,999,061

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
9,995	ADTRAN, Inc. (a)	243,978
3,375	Littelfuse, Inc.	316,035
10,820	Zebra Technologies Corp., Class A (b)	751,016

		1,311,029

TELECOMMUNICATION SERVICES - 1.3%
23,295	West Corp. (a)	557,449

TRANSPORTATION - 4.7%
9,960	Genesee & Wyoming, Inc., Class A (a)(b)	969,307
18,116	Old Dominion Freight Line, Inc. (a)(b)	1,027,902

		1,997,209

UTILITIES - 1.7%
13,310	IDACORP, Inc. (a)	738,306

	Total Common Stocks (Cost $31,792,690)	42,298,033

Investment Companies (c) - 28.2%
12,005,885	State Street Navigator Prime Securities Lending Portfolio	12,005,885

	Total Investment Companies (Cost $12,005,885)	12,005,885

Total Investments - 127.5%		54,303,918

(Cost $43,798,575)
Other Assets & Liabilities, Net - (27.5)%		(11,708,155)

Net Assets - 100.0%		42,595,763

(a)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $11,870,205. The loaned securities were secured with cash collateral of $12,005,885. Collateral is calculated based on prior day’s prices. See Note 4.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 29.2%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
55,337	Federal Home Loan Mortgage Corp. REMIC Series 3977, Class AI 3.50%, 09/15/2029 (a)	5,121
67,054	Series 3983, Class EI 3.50%, 11/15/2030 (a)	8,960
1,112	Series 2645, Class BI 4.50%, 02/15/2018 (a)	5
6,807	Series 2643, Class IM 4.50%, 03/15/2018 (a)	241
1,783	Series 2781, Class IC 5.00%, 05/15/2018 (a)	14
6,349	Series 2763, Class JI 5.00%, 10/15/2018 (a)	234
11,706	Series 2631, Class DI 5.50%, 06/15/2033 (a)	2,244
64,323	Series 3806, Class DS 6.45%, 08/15/2025 (a)(b)	8,738
3,904	Series 1980, Class IO 7.50%, 07/15/2027 (a)	833
93	Series 33, Class D 8.00%, 04/15/2020	100
360	Federal Home Loan Mortgage Corp. STRIPS Series 186, Class PO 0.01%, 08/01/2027 (c)	330
636	Series 147, Class IO 8.00%, 02/01/2023 (a)	109
801	Series 171, Class IO 8.00%, 07/01/2024 (a)	233
187,650	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/2043 (a)(b)	1,720
504	Federal National Mortgage Assoc. REMIC Series G92-68, Class B 0.00%, 12/25/2022 (c)	492
74,320	Series 2003-89, Class IO 1.24%, 12/25/2042 (a)(b)	2,487
2,420	Series 2003-61, Class IJ 5.00%, 02/25/2032 (a)	25
96,349	Series 2010-98, Class DI 5.00%, 09/25/2040 (a)	11,244
19,943	Series 2008-61, Class SB 5.85%, 07/25/2038 (a)(b)	2,898
3	Federal National Mortgage Assoc. STRIPS Series 1992-77, Class K 0.00%, 05/25/2022 (c)	76
12,787	Series 354, Class 1 0.00%, 12/01/2034 (c)	11,690
14,982	Series 362, Class 2 4.50%, 08/01/2035 (a)	2,387
13,730	Series 378, Class 1 4.50%, 01/01/2036 (a)	2,109
12,904	Series 387, Class 2 5.00%, 03/25/2038 (a)	2,586
9,168	Series 387, Class 1 5.00%, 05/25/2038 (a)	1,359
3,827	Series 346, Class 2 5.50%, 12/01/2033 (a)	759

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
9,403	Series 252, Class 2 7.50%, 11/01/2023 (a)	1,558
497	Series 237, Class 2 8.00%, 08/01/2023 (a)	130
2,406	Series 264, Class 2 8.00%, 07/01/2024 (a)	400
76	Series 12, Class 2 8.50%, 03/01/2017 (a)	8
184	Series 7, Class 2 8.50%, 04/01/2017 (a)	21
27	Series 28, Class 2 8.50%, 01/01/2018 (a)	3
289	Series 150, Class 2 8.50%, 07/25/2022 (a)	75
251	Series 163, Class 2 8.50%, 07/25/2022 (a)	24
472	Series 137, Class 2 9.00%, 05/25/2022 (a)	105
58,005	Government National Mortgage Assoc. Series 2011-51, Class NI 4.50%, 10/20/2037 (a)	5,756
57,359	Series 2010-101, Class GI 4.50%, 02/20/2038 (a)	6,577
58,569	Series 2010-130, Class PI 4.50%, 08/16/2039 (a)	8,475
29,641	Series 2010-75, Class KI 5.00%, 12/20/2035 (a)	1,448
36,541	Series 2010-42, Class IA 5.00%, 10/20/2037 (a)	3,365
50,057	Series 2010-26, Class QS 6.09%, 02/20/2040 (a)(b)	9,500

	Total Agency Collateralized Mortgage Obligations (Cost $124,337)	104,439

AGENCY MORTGAGE-BACKED SECURITIES - 8.1%
4,565	Federal Home Loan Mortgage Corp. 4.50%, 06/01/2033 - 02/01/2035 (d)	4,886
151,729	5.00%, 07/01/2035 - 06/01/2041 (d)	167,349
61,699	5.50%, 05/01/2020 - 04/01/2039 (d)	68,151
121,490	6.00%, 04/01/2017 - 11/01/2037 (d)	136,434
1,750	6.50%, 06/01/2029	1,968
18,422	7.00%, 10/01/2016 - 08/01/2036 (d)	20,739
824	7.50%, 09/01/2033	889
2,175	8.00%, 04/01/2030 - 11/01/2030 (d)	2,487
586	9.00%, 04/01/2016 - 06/01/2021 (d)	627
298	Federal National Mortgage Assoc. 2.35%, ARM (b)	311
595,577	3.00%, 05/01/2043 - 06/01/2043 (d)	575,942
820,000	3.00%, TBA (e)	791,684
351,427	3.50%, 11/01/2042 - 02/01/2043 (d)	354,252
510,000	3.50%, TBA (e)	513,187
613,430	4.00%, 05/01/2019 - 03/01/2044 (d)	639,099
869,662	4.50%, 05/01/2018 - 04/01/2041 (d)	929,708
287,384	5.00%, 07/01/2020 - 06/01/2041 (d)	317,038
140,000	5.00%, TBA (e)	152,655
261,518	5.50%, 03/01/2014 - 01/01/2039 (d)	289,304
200,166	6.00%, 07/01/2014 - 08/01/2035 (d)	225,515
27,672	6.50%, 01/01/2015 - 08/01/2034 (d)	30,260
3,130	7.00%, 10/01/2016 - 12/01/2033 (d)	3,338
14,329	7.50%, 05/01/2015 - 12/01/2033 (d)	15,837

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
2,142	8.00%, 12/01/2015 - 01/01/2033 (d)	2,446
2,514	9.00%, 12/01/2017 - 12/01/2022 (d)	2,757
101,417	Government National Mortgage Assoc. 3.00%, 06/20/2043	100,021
270,095	3.50%, 05/20/2043	276,110
353,980	4.00%, 01/20/2041 - 04/20/2043 (d)	372,690
193,200	4.50%, 08/15/2033 - 03/20/2041 (d)	209,019
11,155	5.00%, 08/15/2033	12,329
16,593	6.00%, 07/15/2033 - 09/15/2036 (d)	19,033
32,345	6.50%, 02/15/2024 - 07/15/2036 (d)	36,565
7,005	7.00%, 04/15/2028 - 09/15/2036 (d)	7,647
187	8.00%, 09/15/2029 - 06/15/2030 (d)	192
7,577	8.50%, 10/15/2017	8,233
10,982	9.00%, 11/15/2016 - 12/15/2021 (d)	11,783

	Total Agency Mortgage-Backed Securities (Cost $6,230,095)	6,300,485

ASSET-BACKED SECURITIES - 0.0%
3	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.89%, 01/25/2034 (b)	2
10,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	10,032

	Total Asset-Backed Securities (Cost $10,002)	10,034

CORPORATE BONDS & NOTES - 7.1%

AUTOMOBILES & COMPONENTS - 0.1%
19,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	20,330
6,000	7.75%, 11/15/2019	6,960
18,000	General Motors Co. 4.88%, 10/02/2023 (f)	18,540

		45,830

BANKS - 0.5%
27,000	Bank of America Corp. 2.60%, 01/15/2019 (g)	27,137
27,000	4.10%, 07/24/2023	27,439
102,000	Bank of America Corp., MTN 2.00%, 01/11/2018	101,901
31,000	2.65%, 04/01/2019	31,135
17,000	3.30%, 01/11/2023 (g)	16,420
16,000	4.00%, 04/01/2024 (h)	16,014
25,000	4.13%, 01/22/2024	25,333
25,000	5.00%, 01/21/2044 (g)	25,622
33,000	SunTrust Banks, Inc. 2.35%, 11/01/2018 (g)	33,047
44,000	U.S. Bancorp 3.44%, 02/01/2016	45,951
26,000	Wells Fargo & Co. 3.45%, 02/13/2023 (g)	25,283
16,000	4.13%, 08/15/2023	16,218

		391,500

CAPITAL GOODS - 0.3%
26,000	ABB Finance USA, Inc. 1.63%, 05/08/2017 (g)	26,197

Principal Amount ($)		Value ($)

CAPITAL GOODS (continued)
25,000	Cargill, Inc. 6.00%, 11/27/2017 (f)	28,594
17,000	Case New Holland, Inc. 7.88%, 12/01/2017	20,018
27,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (g)	26,797
28,000	Eaton Corp. 2.75%, 11/02/2022	26,556
31,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	30,949
8,000	JB Poindexter & Co., Inc. 9.00%, 04/01/2022 (f)	8,600
26,000	Rockwell Collins, Inc. 3.70%, 12/15/2023	26,416
23,000	Textron, Inc. 6.20%, 03/15/2015	24,149

		218,276

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
10,000	Catholic Health Initiatives 2.60%, 08/01/2018 (g)	10,016
14,000	2.95%, 11/01/2022	13,238
10,000	4.20%, 08/01/2023	10,160
9,000	4.35%, 11/01/2042	8,267
22,000	Pitney Bowes, Inc. 4.63%, 03/15/2024	21,887
27,000	United Rentals North America, Inc. 5.75%, 07/15/2018 (g)	29,025

		92,593

CONSUMER DURABLES & APPAREL - 0.0%
27,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (f)	29,093

CONSUMER SERVICES - 0.1%
36,000	Vail Resorts, Inc. 6.50%, 05/01/2019	37,912

DIVERSIFIED FINANCIALS - 0.9%
78,000	Citigroup, Inc. 1.75%, 05/01/2018	76,708
8,000	3.50%, 05/15/2023 (g)	7,562
24,000	5.00%, 09/15/2014	24,467
13,000	5.50%, 09/13/2025 (g)	13,877
27,000	6.68%, 09/13/2043	31,728
16,000	CNH Capital LLC 3.88%, 11/01/2015	16,520
22,000	Goldman Sachs Capital I 6.35%, 02/15/2034	22,843
33,000	Goldman Sachs Group, Inc. (The) 2.38%, 01/22/2018 (g)	33,249
48,000	2.63%, 01/31/2019	47,931
21,000	2.90%, 07/19/2018	21,437
37,000	4.00%, 03/03/2024 (g)	36,911
16,000	6.75%, 10/01/2037	18,386
26,000	Hyundai Capital America 1.63%, 10/02/2015 (f)	26,247
13,000	2.13%, 10/02/2017 (f)	13,106
33,000	IntercontinentalExchange Group, Inc. 4.00%, 10/15/2023	34,302

See accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

DIVERSIFIED FINANCIALS (continued)
59,000	Jefferies Group LLC 5.13%, 01/20/2023	62,120
10,000	6.50%, 01/20/2043	10,509
92,000	Morgan Stanley 2.13%, 04/25/2018	91,887
19,000	4.75%, 03/22/2017	20,750
28,000	4.88%, 11/01/2022 (g)	29,474
32,000	5.00%, 11/24/2025	32,998
29,000	NYSE Euronext 2.00%, 10/05/2017	29,499

		702,511

ENERGY - 0.7%
31,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	36,019
16,000	Chesapeake Energy Corp. 3.25%, 03/15/2016 (g)	16,200
32,000	Continental Resources, Inc. 4.50%, 04/15/2023 (g)	33,202
9,000	DCP Midstream Operating L.P. 2.70%, 04/01/2019	8,989
16,000	5.60%, 04/01/2044 (g)	16,763
27,000	Denbury Resources, Inc. 6.38%, 08/15/2021	28,957
22,000	Energy Transfer Partners LP 6.50%, 02/01/2042	25,018
17,000	Enterprise Products Operating LLC 4.45%, 02/15/2043	16,021
33,000	Kerr-McGee Corp. 6.95%, 07/01/2024	40,092
36,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023	34,058
26,000	Linn Energy LLC 7.25%, 11/01/2019 (f)(g)	27,235
15,000	8.63%, 04/15/2020	16,369
10,000	Newfield Exploration Co. 5.63%, 07/01/2024	10,425
30,000	5.75%, 01/30/2022 (g)	32,025
14,000	Plains Exploration & Production Co. 6.50%, 11/15/2020 (g)	15,487
22,000	Range Resources Corp. 5.75%, 06/01/2021	23,677
23,000	Rowan Cos., Inc. 4.75%, 01/15/2024 (g)	23,318
6,000	5.85%, 01/15/2044	6,117
16,000	Sunoco Logistics Partners LP 4.25%, 04/01/2024	15,964
27,000	Unit Corp. 6.63%, 05/15/2021	28,755
37,000	Williams Partners L.P. 4.30%, 03/04/2024 (g)	37,239
27,000	WPX Energy, Inc. 5.25%, 01/15/2017	29,025

		520,955

FOOD & STAPLES RETAILING - 0.2%
75,000	American Seafoods Group LLC 10.75%, 05/15/2016 (f)	77,906

Principal Amount ($)		Value ($)

FOOD & STAPLES RETAILING (continued)
16,000	CVS Caremark Corp. 5.30%, 12/05/2043	17,730
19,000	Ingles Markets, Inc. 5.75%, 06/15/2023	19,095
16,000	WM Wrigley Jr Co. 2.00%, 10/20/2017 (f)	16,053
33,000	2.90%, 10/21/2019 (f)(g)	33,339

		164,123

FOOD, BEVERAGE & TOBACCO - 0.3%
14,000	Altria Group, Inc. 2.95%, 05/02/2023	12,951
14,000	4.50%, 05/02/2043 (g)	12,910
16,000	5.38%, 01/31/2044	16,790
12,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023 (g)	11,299
55,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022 (g)	52,026
17,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	15,906
13,000	Coca-Cola Co. (The) 3.30%, 09/01/2021 (g)	13,380
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016	30,577
17,000	Diageo Investment Corp. 2.88%, 05/11/2022	16,526
14,000	Philip Morris International, Inc. 4.13%, 03/04/2043	12,919

		195,284

HEALTHCARE EQUIPMENT & SERVICES - 0.4%
23,000	Ascension Health, Inc. 4.85%, 11/15/2053	23,671
18,000	CHS/Community Health Systems, Inc. 7.13%, 07/15/2020 (g)	19,553
27,000	Cigna Corp. 2.75%, 11/15/2016	28,149
24,000	4.00%, 02/15/2022 (g)	24,927
12,000	Express Scripts Holding Co. 2.65%, 02/15/2017 (g)	12,419
66,000	3.13%, 05/15/2016 (g)	68,795
14,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/2021 (f)(g)	14,963
38,000	HCA, Inc. 6.50%, 02/15/2020	42,655
11,000	Medtronic, Inc. 4.63%, 03/15/2044 (g)	11,348
10,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/2052	8,933
50,000	Tenet Healthcare Corp. 4.75%, 06/01/2020	50,625
32,000	WellPoint, Inc. 3.30%, 01/15/2023 (g)	30,745

		336,783

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
50,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021 (g)	50,500

20	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

INSURANCE - 0.4%
18,000	Allstate Corp. (The) 5.75%, 08/15/2053 (b)(g)	18,934
13,000	American International Group, Inc. 3.38%, 08/15/2020	13,291
39,000	Berkshire Hathaway Finance Corp. 2.90%, 10/15/2020	39,589
28,000	Berkshire Hathaway, Inc. 1.55%, 02/09/2018 (g)	27,899
66,000	4.50%, 02/11/2043	65,668
21,000	CNA Financial Corp. 5.88%, 08/15/2020	24,138
16,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	16,677
13,000	7.70%, 06/15/2020	15,879
24,000	ING U.S., Inc. 5.50%, 07/15/2022	26,967
16,000	5.70%, 07/15/2043 (g)	18,165
31,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (f)	31,520
9,000	Prudential Financial, Inc. 5.63%, 06/15/2043 (b)(g)	9,225

		307,952

MATERIALS - 0.1%
24,000	CF Industries, Inc. 5.38%, 03/15/2044 (g)	25,116
24,000	Freeport-McMoRan Copper & Gold, Inc. 5.45%, 03/15/2043	23,686
15,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020	15,600
27,000	Huntsman International LLC 4.88%, 11/15/2020 (g)	27,304

		91,706

MEDIA - 0.4%
12,000	21st Century Fox America, Inc. 6.65%, 11/15/2037	14,704
27,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (f)(g)	26,865
25,000	Comcast Corp. 3.60%, 03/01/2024 (g)	25,188
15,000	4.75%, 03/01/2044 (g)	15,287
6,000	COX Communications, Inc. 4.70%, 12/15/2042 (f)	5,365
47,000	DIRECTV Holdings LLC 4.45%, 04/01/2024 (g)	47,227
19,000	5.15%, 03/15/2042 (g)	18,027
44,000	Interpublic Group of Cos., Inc. (The) 4.20%, 04/15/2024	43,917
16,000	McClatchy Co. (The) 9.00%, 12/15/2022 (g)	18,700
24,000	Omnicom Group, Inc. 3.63%, 05/01/2022	23,876
36,000	Time Warner Cable, Inc. 5.88%, 11/15/2040	39,144
9,000	6.55%, 05/01/2037	10,486
29,000	Time Warner, Inc. 5.35%, 12/15/2043 (g)	31,024

		319,810

Principal Amount ($)		Value ($)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
25,000	AbbVie, Inc. 1.75%, 11/06/2017	25,101
31,000	2.00%, 11/06/2018 (g)	30,775
16,000	2.90%, 11/06/2022 (g)	15,432
20,000	Agilent Technologies, Inc. 5.50%, 09/14/2015	21,333
32,000	Gilead Sciences, Inc. 3.70%, 04/01/2024 (g)	32,080
24,000	4.80%, 04/01/2044 (g)	24,804
10,000	Mylan, Inc. 7.88%, 07/15/2020 (f)	11,213
31,000	Novartis Capital Corp. 2.40%, 09/21/2022	29,352
36,000	4.40%, 05/06/2044 (g)	36,476
22,000	Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019 (g)	21,933
35,000	4.15%, 02/01/2024	36,082
27,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	29,295
24,000	Zoetis, Inc. 3.25%, 02/01/2023 (g)	23,193

		337,069

REAL ESTATE - 0.3%
49,000	American Tower Corp. 3.40%, 02/15/2019	50,268
13,000	3.50%, 01/31/2023 (g)	12,316
26,000	5.00%, 02/15/2024	27,132
32,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 02/06/2017 (f)	32,032
32,000	3.00%, 02/06/2019 (f)	31,890
70,000	Corporate Office Properties LP 3.60%, 05/15/2023	64,836
16,000	Realty Income Corp. 4.65%, 08/01/2023	16,773

		235,247

RETAILING - 0.2%
41,000	Glencore Funding LLC 2.50%, 01/15/2019 (f)	39,635
65,000	4.13%, 05/30/2023 (f)(g)	62,197
16,000	Lowe’s Cos., Inc. 5.00%, 09/15/2043	17,042
20,000	Tops Holding Corp. 8.88%, 12/15/2017	21,950

		140,824

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	15,828
22,000	3.00%, 03/15/2021	21,850

		37,678

SOFTWARE & SERVICES - 0.2%
38,000	eBay, Inc. 2.60%, 07/15/2022 (g)	36,140
16,000	4.00%, 07/15/2042 (g)	14,208
24,000	MasterCard, Inc. 3.38%, 04/01/2024	24,011

See accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

SOFTWARE & SERVICES (continued)
56,000	Microsoft Corp. 2.38%, 05/01/2023 (g)	52,387
42,000	Oracle Corp. 1.20%, 10/15/2017	41,706
22,000	3.63%, 07/15/2023	22,321

		190,773

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
6,000	Brocade Communications Systems, Inc. 4.63%, 01/15/2023 (f)	5,760
29,000	EMC Corp. 1.88%, 06/01/2018	29,010
80,000	Hewlett-Packard Co. 2.75%, 01/14/2019 (g)	80,619
27,000	iGATE Corp. 9.00%, 05/01/2016 (g)	28,451
16,000	Viasystems, Inc. 7.88%, 05/01/2019 (f)(g)	17,320

		161,160

TELECOMMUNICATION SERVICES - 0.5%
45,000	AT&T, Inc. 2.38%, 11/27/2018 (g)	45,273
40,000	4.35%, 06/15/2045 (g)	35,445
33,000	Frontier Communications Corp. 7.13%, 03/15/2019 (g)	36,712
19,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019 (g)	20,947
18,000	Sprint Corp. 7.25%, 09/15/2021 (f)	19,688
20,000	T-Mobile USA, Inc. 6.25%, 04/01/2021	21,225
12,000	tw telecom holdings, Inc. 6.38%, 09/01/2023	12,870
33,000	Verizon Communications, Inc. 2.45%, 11/01/2022	30,130
47,000	3.45%, 03/15/2021	47,717
9,000	5.05%, 03/15/2034	9,262
65,000	5.15%, 09/15/2023	71,265
23,000	6.55%, 09/15/2043	28,091
27,000	Windstream Corp. 6.38%, 08/01/2023	26,460

		405,085

UTILITIES - 0.7%
15,000	Arizona Public Service Co. 6.25%, 08/01/2016	16,805
15,000	CMS Energy Corp. 3.88%, 03/01/2024 (g)	15,229
15,000	4.88%, 03/01/2044	15,343
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016	24,467
44,000	DPL, Inc. 7.25%, 10/15/2021 (g)	45,650
27,000	Duke Energy Corp. 1.63%, 08/15/2017	27,080
47,000	3.05%, 08/15/2022 (g)	45,812

Principal Amount ($)		Value ($)

UTILITIES (continued)
34,000	Exelon Corp. 4.90%, 06/15/2015	35,579
18,000	Florida Power & Light Co. 4.13%, 02/01/2042	17,403
37,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	40,018
40,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	48,003
43,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	44,050
29,000	Northeast Utilities 1.45%, 05/01/2018	28,171
17,000	PacifiCorp 6.25%, 10/15/2037	21,548
19,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	19,323
42,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	38,870
40,000	Southern Co. (The) 2.45%, 09/01/2018	40,609

		523,960

	Total Corporate Bonds & Notes (Cost $5,432,242)	5,536,624

FOREIGN CORPORATE BONDS & NOTES - 2.7%

BANKS - 0.9%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (f)(g)	205,914
40,000	Central American Bank for Economic Integration 5.38%, 09/24/2014 (f)	40,832
26,000	Corp. Andina de Fomento 4.38%, 06/15/2022 (g)	26,906
125,000	European Investment Bank 0.88%, 12/15/2014 (g)	125,642
115,000	KFW 2.00%, 10/04/2022	108,212
15,000	4.50%, 07/16/2018	16,800
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	105,823
46,000	Royal Bank of Canada 1.20%, 09/19/2018 (g)	45,717

		675,846

CAPITAL GOODS - 0.1%
61,000	Bombardier, Inc. 7.75%, 03/15/2020 (f)(g)	68,625

CONSUMER SERVICES - 0.0%
15,000	NCL Corp., Ltd. 5.00%, 02/15/2018 (g)	15,638

DIVERSIFIED FINANCIALS - 0.1%
38,000	Invesco Finance PLC 3.13%, 11/30/2022	36,861

ENERGY - 0.9%
42,000	BP Capital Markets PLC 1.38%, 05/10/2018	41,155

22	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

ENERGY (continued)
32,000	3.81%, 02/10/2024 (g)	32,352
100,000	Korea National Oil Corp. 2.88%, 11/09/2015 (f)	102,924
15,000	Nexen, Inc. 6.40%, 05/15/2037	17,313
12,000	Petrobras Global Finance BV 3.00%, 01/15/2019 (g)	11,371
7,000	6.25%, 03/17/2024 (g)	7,229
7,000	7.25%, 03/17/2044 (g)	7,221
28,000	Petrobras International Finance Co. 3.50%, 02/06/2017 (g)	28,372
17,000	3.88%, 01/27/2016	17,500
56,000	Petroleos Mexicanos 3.50%, 07/18/2018 (g)	58,240
30,000	3.50%, 01/30/2023 (g)	28,305
31,000	5.50%, 01/21/2021 (g)	34,023
49,000	Shell International Finance BV 3.40%, 08/12/2023 (g)	49,196
48,000	Statoil ASA 3.70%, 03/01/2024 (g)	49,002
16,000	4.80%, 11/08/2043	17,161
12,000	Talisman Energy, Inc. 5.50%, 05/15/2042 (g)	11,929
24,000	6.25%, 02/01/2038	25,736
47,000	Total Capital International SA 1.55%, 06/28/2017 (g)	47,500
32,000	Transocean, Inc. 6.50%, 11/15/2020 (g)	35,983
	Weatherford International, Ltd.
19,000	4.50%, 04/15/2022 (g)	19,929
34,000	5.95%, 04/15/2042 (g)	36,761
7,000	6.75%, 09/15/2040 (g)	8,178

		687,380

FOOD, BEVERAGE & TOBACCO - 0.0%
28,000	Diageo Capital PLC 1.13%, 04/29/2018	27,254

INSURANCE - 0.0%
17,000	AXIS Specialty Finance PLC 5.15%, 04/01/2045	17,181
15,000	XLIT, Ltd. 5.25%, 12/15/2043 (g)	15,959

		33,140

MATERIALS - 0.3%
63,000	Agrium, Inc. 3.50%, 06/01/2023 (g)	61,312
15,000	4.90%, 06/01/2043 (g)	14,881
16,000	BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (g)	16,424
16,000	5.00%, 09/30/2043	16,998
6,000	Corp. Nacional del Cobre de Chile 5.63%, 09/21/2035 (f)	6,272
16,000	Kinross Gold Corp. 5.95%, 03/15/2024 (f)	16,059
10,000	6.88%, 09/01/2041	9,635
21,000	LYB International Finance BV 4.88%, 03/15/2044 (g)	21,044

Principal Amount ($)		Value ($)

MATERIALS (continued)
14,000	Teck Resources, Ltd. 5.40%, 02/01/2043 (g)	13,236
25,000	Xstrata Finance Canada, Ltd. 2.70%, 10/25/2017 (f)	25,324

		201,185

MEDIA - 0.0%
27,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)	26,966

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
28,000	Sanofi 1.25%, 04/10/2018	27,420

TELECOMMUNICATION SERVICES - 0.3%
200,000	America Movil SAB de CV 2.38%, 09/08/2016	206,800

UTILITIES - 0.1%
20,000	AES Panama SA 6.35%, 12/21/2016 (f)	21,200
64,000	Electricite de France 2.15%, 01/22/2019 (f)	63,748

		84,948

	Total Foreign Corporate Bonds & Notes (Cost $2,065,939)	2,092,063

MUNICIPAL BONDS & NOTES - 0.2%
15,000	American Municipal Power, Inc. OH 6.27%, 02/15/2050	17,084
25,000	Denver City & County School District No 1, CO 4.24%, 12/15/2037	23,493
28,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	31,739
10,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/2039	11,071
35,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	32,816
20,000	South Carolina State Public Service Authority 6.45%, 01/01/2050	23,446
25,000	State of California 5.70%, 11/01/2021	29,223

	Total Municipal Bonds & Notes (Cost $162,682)	168,872

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
43,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (f)	42,062
273	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/2018 (c)	272
18,619	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.23%, 10/25/2035 (b)	—

See accompanying Notes to Financial Statements.	23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
10,000	GS Mortgage Securities Corp. II Series 2013-KYO, Class D 2.76%, 11/08/2029 (b)(f)	10,167
15,000	GS Mortgage Securities Trust 4.26%, 04/10/2047	15,450
11,641	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/2018 (a)	975
55,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (b)	56,286
1,633	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/2036	12

	Total Non-Agency Collateralized Mortgage Obligations (Cost $144,989)	125,224

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 1.5%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	57,921
10,000	Series 2006-4, Class AM 5.68%, 07/10/2046	10,924
20,000	Series 2008-1, Class A4 6.25%, 02/10/2051 (b)	22,788
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4 5.18%, 09/10/2047 (b)	42,243
30,000	Series 2005-1, Class AJ 5.29%, 11/10/2042 (b)	31,075
30,651	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18, Class A4 4.93%, 02/13/2042 (b)	31,523
25,000	Series 2006-T22, Class AJ 5.58%, 04/12/2038 (b)	26,923
30,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	33,586
20,000	Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class AM 4.53%, 02/10/2047 (b)	21,160
20,000	Series 2005-LP5, Class A4 4.98%, 05/10/2043 (b)	20,640
55,000	Credit Suisse Commercial Mortgage Trust Series Series 2006-C1, Class AJ 5.47%, 02/15/2039 (b)	58,577
30,000	GS Mortgage Securities Trust Series 2011-GC5, Class A2 3.00%, 08/10/2044	31,214
10,000	Series 2011-GC5, Class B 5.31%, 08/10/2044 (b)(f)	11,089

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
29,652	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4 5.34%, 08/12/2037 (b)	30,574
60,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	65,930
15,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class AS 4.03%, 07/15/2045 (b)	15,416
20,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (b)	20,442
60,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (b)	61,945
15,000	Series 2013-C15, Class C 5.08%, 11/15/2045 (b)	15,817
19,441	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/2046 (b)	19,858
289,041	LB-UBS Commercial Mortgage Trust Series 2004-C8, Class XCL 0.78%, 12/15/2039 (a)(b)(f)	830
20,781	Series 2005-C5, Class A4 4.95%, 09/15/2030	21,622
40,000	Series 2006-C1, Class A4 5.16%, 02/15/2031	42,508
9,816	Series 2006-C4, Class A4 5.83%, 06/15/2038 (b)	10,705
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	44,264
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	38,788
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	59,806
29,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class C 4.08%, 07/15/2046 (b)	28,175
20,000	Morgan Stanley Capital I Trust Series 2006-T21, Class A4 5.16%, 10/12/2052 (b)	21,196
25,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (b)	26,634
20,000	Series 2006-IQ11, Class B 5.65%, 10/15/2042 (b)	18,533
20,000	Series 2006-T23, Class A4 5.81%, 08/12/2041 (b)	21,809
30,000	Series 2007-IQ16, Class AMA 6.08%, 12/12/2049 (b)	33,675
20,000	WF-RBS Commercial Mortgage Trust Series 2013-C17, Class AS 4.26%, 12/15/2046	20,755
40,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	41,578

24	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
12,000	Series 2013-C15, Class D 4.49%, 08/15/2046 (b)(f)	10,790
20,000	Series 2014-C19, Class B 4.72%, 03/15/2047	20,599
20,000	Series 2013-C16, Class D 4.99%, 09/15/2046 (b)(f)	19,140
25,000	Series 2011-C4, Class D 5.25%, 06/15/2044 (b)(f)	26,290

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,124,845)	1,137,342

SOVEREIGN BONDS—0.3%
10,000	Chile Government International Bond 3.63%, 10/30/2042 (g)	8,325
6,000	Mexico Government International Bond 5.75%, 10/12/2110	5,925
42,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	40,110
6,000	Panama Government International Bond 6.70%, 01/26/2036	7,080
11,000	Peruvian Government International Bond 6.55%, 03/14/2037 (g)	13,282
16,000	Poland Government International Bond 3.00%, 03/17/2023	15,000
37,000	5.00%, 03/23/2022	40,469
60,000	Turkey Government International Bond 6.88%, 03/17/2036	65,265

	Total Sovereign Bonds (Cost $194,159)	195,456

U.S. TREASURIES - 9.0%
399,500	U.S. Treasury Bonds 3.63%, 08/15/2043 (g)	404,431
1,224,000	4.50%, 02/15/2036	1,437,052
238,000	U.S. Treasury Notes 0.25%, 02/29/2016 (g)	237,387
3,037,000	0.75%, 01/15/2017	3,032,730
1,079,300	1.50%, 02/28/2019	1,068,591
593,800	2.50%, 08/15/2023	585,380
226,000	2.75%, 02/15/2024	226,512

	Total U.S. Treasuries (Cost $6,966,478)	6,992,083

	Total Bonds & Notes (Cost $22,455,768)	22,662,622

Shares

Domestic Equity - 31.4%

COMMON STOCKS - 31.4%

AUTOMOBILES & COMPONENTS - 0.4%
11,419	Ford Motor Co. (g)	178,136
1,880	TRW Automotive Holdings Corp. (i)	153,446

		331,582

Shares		Value ($)

BANKS - 1.1%
11,707	Bank of America Corp.	201,361
16,711	Regions Financial Corp.	185,659
8,949	Wells Fargo & Co. (g)	445,123

		832,143

CAPITAL GOODS - 1.1%
1,184	Boeing Co. (The)	148,580
2,820	Dover Corp. (g)	230,535
1,283	General Dynamics Corp.	139,745
3,958	Honeywell International, Inc.	367,144

		886,004

CONSUMER SERVICES - 0.4%
2,820	Las Vegas Sands Corp.	227,800
836	McDonald’s Corp.	81,953

		309,753

DIVERSIFIED FINANCIALS - 3.2%
3,312	American Express Co.	298,179
2,671	Ameriprise Financial, Inc.	293,997
4,700	Charles Schwab Corp. (The) (g)	128,451
4,504	Citigroup, Inc. (g)	214,390
6,284	CME Group, Inc. (g)	465,079
658	Goldman Sachs Group, Inc. (The) (g)	107,813
7,869	JPMorgan Chase & Co. (g)	477,727
2,256	McGraw Hill Financial, Inc. (g)	172,133
4,794	State Street Corp.	333,423

		2,491,192

ENERGY - 2.4%
2,391	Anadarko Petroleum Corp.	202,661
2,298	Cameron International Corp. (i)	141,947
2,150	Chevron Corp.	255,657
2,118	Exxon Mobil Corp. (g)	206,886
3,899	Halliburton Co.	229,612
3,384	Hess Corp.	280,466
7,063	Marathon Oil Corp. (g)	250,878
3,110	Occidental Petroleum Corp.	296,352

		1,864,459

FOOD & STAPLES RETAILING - 0.4%
4,350	CVS Caremark Corp.	325,641

FOOD, BEVERAGE & TOBACCO - 2.0%
1,138	Altria Group, Inc.	42,595
5,915	Archer-Daniels-Midland Co.	256,652
2,855	Coca-Cola Enterprises, Inc.	136,355
774	Kraft Foods Group, Inc. (g)	43,421
6,062	Mondelez International, Inc., Class A	209,442
8,913	PepsiCo, Inc.	744,236
1,260	Philip Morris International, Inc.	103,156

		1,535,857

HEALTHCARE EQUIPMENT & SERVICES - 1.7%
4,387	Abbott Laboratories	168,944
956	Aetna, Inc. (g)	71,671
2,918	Boston Scientific Corp. (i)	39,451
1,532	Cardinal Health, Inc.	107,210
3,603	DENTSPLY International, Inc. (g)	165,882

See accompanying Notes to Financial Statements.	25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Shares		Value ($)

Domestic Equity (continued)

COMMON STOCKS (continued)

HEALTHCARE EQUIPMENT & SERVICES (continued)
7,391	Express Scripts Holding Co. (g)(i)	554,990
1,974	Stryker Corp. (g)	160,822
695	UnitedHealth Group, Inc. (g)	56,983

		1,325,953

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
1,265	Clorox Co. (The) (g)	111,333
696	Energizer Holdings, Inc. (g)	70,115
948	Kimberly-Clark Corp. (g)	104,517

		285,965

INSURANCE - 1.0%
4,568	American International Group, Inc. (g)	228,446
4,874	Genworth Financial, Inc., Class A (g)(i)	86,416
8,094	Hartford Financial Services Group, Inc. (g)	285,475
1,775	MetLife, Inc.	93,720
835	Prudential Financial, Inc.	70,683

		764,740

MATERIALS - 0.8%
3,290	Monsanto Co. (g)	374,303
415	PPG Industries, Inc. (g)	80,286
637	Praxair, Inc. (g)	83,428
696	Rockwood Holdings, Inc.	51,782

		589,799

MEDIA - 1.5%
1,393	CBS Corp., Class B	86,087
2,924	Comcast Corp., Class A	146,258
5,264	Comcast Corp., Special Class A (g)	256,673
2,413	Discovery Communications, Inc., Class C (g)(i)	185,946
4,869	Time Warner, Inc.	318,092
2,507	Walt Disney Co. (The)	200,736

		1,193,792

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
877	Alexion Pharmaceuticals, Inc. (i)	133,418
4,672	Amgen, Inc.	576,244
5,546	Gilead Sciences, Inc. (g)(i)	392,990
5,754	Johnson & Johnson	565,215
7,726	Merck & Co., Inc.	438,605
1,601	PerkinElmer, Inc. (g)	72,141
17,224	Pfizer, Inc.	553,235

		2,731,848

REAL ESTATE - 0.8%
5,954	American Tower Corp., REIT	487,454
1,138	HCP, Inc., REIT	44,143
813	Rayonier, Inc., REIT	37,325
418	Simon Property Group, Inc., REIT (g)	68,552

		637,474

RETAILING - 1.9%
470	Amazon.com, Inc. (i)	158,164
278	AutoZone, Inc. (i)	149,314

Shares		Value ($)

RETAILING (continued)
4,857	Dick’s Sporting Goods, Inc. (g)	265,241
2,646	Dollar General Corp. (i)	146,800
1,024	Home Depot, Inc. (The) (g)	81,029
10,399	Lowe’s Cos., Inc.	508,511
2,158	Macy’s, Inc. (g)	127,948
819	Wal-Mart Stores, Inc.	62,596

		1,499,603

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
1,727	Analog Devices, Inc. (g)	91,773
5,570	Applied Materials, Inc. (g)	113,739
3,367	Intel Corp.	86,902
2,366	Microchip Technology, Inc. (g)	113,000
1,183	Texas Instruments, Inc. (g)	55,779

		461,193

SOFTWARE & SERVICES - 2.3%
5,264	eBay, Inc. (i)	290,783
483	Google, Inc., Class A (i)	538,308
410	International Business Machines Corp. (g)	78,921
3,259	Intuit, Inc. (g)	253,322
1,629	Microsoft Corp.	66,773
5,891	Oracle Corp.	241,001
1,138	Paychex, Inc. (g)	48,479
1,410	Visa, Inc., Class A (g)	304,363

		1,821,950

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
1,373	Apple, Inc.	736,944
17,611	Cisco Systems, Inc. (g)	394,663
21,330	EMC Corp. (g)	584,655
4,323	Hewlett-Packard Co. (g)	139,892
11,954	QUALCOMM, Inc. (g)	942,692

		2,798,846

TELECOMMUNICATION SERVICES - 0.7%
3,458	AT&T, Inc.	121,272
9,096	Verizon Communications, Inc.	432,708

		553,980

TRANSPORTATION - 0.8%
7,614	CSX Corp.	220,578
2,785	Delta Air Lines, Inc.	96,500
3,200	United Parcel Service, Inc., Class B (g)	311,616

		628,694

UTILITIES - 0.8%
6,406	AES Corp.	91,478
994	American Water Works Co., Inc. (g)	45,128
2,228	Calpine Corp. (i)	46,587
3,276	CMS Energy Corp.	95,921
1,547	Dominion Resources, Inc. (g)	109,821
1,253	NextEra Energy, Inc. (g)	119,812
2,785	NRG Energy, Inc. (g)	88,563

		597,310

	Total Common Stocks (Cost $19,037,501)	24,467,778

26	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Shares		Value ($)

Domestic Equity (continued)

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
946	Wells Fargo & Co.	23,586

	Total Preferred Stocks (Cost $23,650)	23,586

	Total Domestic Equity (Cost $19,061,151)	24,491,364

Foreign Equity - 24.8%

COMMON STOCKS - 24.4%

AUTOMOBILES & COMPONENTS - 0.8%
2,400	Denso Corp.	115,310
20,000	Mazda Motor Corp. (g)	88,945
8,106	Toyota Motor Corp.	458,567

		662,822

BANKS - 2.5%
71,471	Barclays PLC	278,103
4,986	BNP Paribas SA (g)	384,761
5,980	Credit Agricole SA (i)	94,329
23,429	HSBC Holdings PLC	237,288
5,338	ICICI Bank, Ltd., ADR (g)	233,804
95,170	Intesa Sanpaolo SpA	322,673
40,100	Mitsubishi UFJ Financial Group, Inc.	220,777
5,000	Sumitomo Mitsui Financial Group, Inc.	214,060

		1,985,795

CAPITAL GOODS - 2.6%
6,392	ABB, Ltd.	164,983
3,398	Assa Abloy AB, Class B	180,603
4,399	Eaton Corp. PLC (g)	330,453
3,200	European Aeronautic Defence and Space Co. NV	229,297
1,400	FANUC Corp.	247,483
8,407	Larsen & Toubro, Ltd., GDR	179,069
6,000	Mitsubishi Heavy Industries, Ltd.	34,782
5,472	Safran SA	379,276
2,072	Schneider Electric SA (g)	183,766
2,134	Vallourec SA	115,897

		2,045,609

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
4,238	Brambles, Ltd.	36,373
8,810	Capita PLC	160,976
6,438	Experian PLC	116,025
1,671	Nielsen Holdings NV	74,577

		387,951

CONSUMER DURABLES & APPAREL - 0.5%
2,568	Luxottica Group SpA (g)	148,582
4,247	Persimmon PLC	95,302
265	Swatch Group AG (The)	166,197

		410,081

DIVERSIFIED FINANCIALS - 0.5%
2,147	Deutsche Bank AG	96,097
8,666	Invesco, Ltd. (g)	320,642

		416,739

Shares		Value ($)

ENERGY - 2.2%
6,665	Cameco Corp. (g)	152,835
4,815	Cenovus Energy, Inc. (g)	139,466
8,101	Schlumberger, Ltd. (g)	789,848
8,761	Subsea 7 SA (g)	162,868
2,170	Technip SA	224,041
3,381	Total SA	221,809

		1,690,867

FOOD, BEVERAGE & TOBACCO - 0.9%
1,441	Anheuser-Busch InBev NV	151,139
8,733	Diageo PLC	270,947
555	Diageo PLC, ADR (g)	69,147
2,829	Nestle SA	213,132

		704,365

HEALTHCARE EQUIPMENT & SERVICES - 1.0%
824	Cie Generale d’Optique Essilor International SA	83,132
6,589	Covidien PLC	485,346
1,169	Fresenius SE & Co. KGaA	183,029

		751,507

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
5,986	Svenska Cellulosa AB, Class B	175,881
5,000	Unicharm Corp. (g)	267,660

		443,541

INSURANCE - 1.8%
516	ACE, Ltd. (g)	51,115
75,659	AIA Group, Ltd.	358,931
8,700	AXA SA	226,206
20,686	ING Groep NV (i)	292,945
10,905	Prudential PLC	230,617
9,200	Tokio Marine Holdings, Inc.	276,755

		1,436,569

MATERIALS - 1.9%
7,383	BHP Billiton PLC	226,970
60	Givaudan SA	92,851
2,869	HeidelbergCement AG	245,991
1,703	Johnson Matthey PLC	92,869
1,584	Linde AG	316,993
4,102	LyondellBasell Industries NV, Class A	364,832
1,829	Rio Tinto PLC	101,767

		1,442,273

MEDIA - 0.7%
8,147	Liberty Global PLC, Series C (g)(i)	331,664
8,563	WPP PLC	176,592

		508,256

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
348	Actavis PLC (g)(i)	71,636
7,405	Astellas Pharma, Inc.	88,010
1,979	Bayer AG	267,791
2,103	CSL, Ltd.	135,584
13,044	GlaxoSmithKline PLC	346,093
3,834	GlaxoSmithKline PLC ADR (g)	204,851
1	Mallinckrodt PLC (g)(i)	63

See accompanying Notes to Financial Statements.	27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Shares		Value ($)

Foreign Equity (continued)

COMMON STOCKS (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,288	Roche Holding AG	386,393
2,587	Sanofi	269,839

		1,770,260

REAL ESTATE - 0.7%
1,983	Brookfield Asset Management, Inc., Class A	80,901
8,000	Mitsubishi Estate Co., Ltd.	190,008
9,330	Mitsui Fudosan Co., Ltd.	285,286

		556,195

RETAILING - 0.6%
278	Fast Retailing Co., Ltd. (g)	101,053
17,611	Kingfisher PLC	123,724
19,700	Rakuten, Inc. (g)	263,406

		488,183

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
2,385	ASML Holding NV	220,993
86	Samsung Electronics Co., Ltd.	108,505
13,879	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	277,858

		607,356

SOFTWARE & SERVICES - 1.2%
3,805	Baidu, Inc., ADR (i)	579,806
841	Cap Gemini SA	63,693
3,547	SAP AG	287,257

		930,756

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
3,016	Hexagon AB, Class B	102,292
77	Keyence Corp.	31,829
3,700	Murata Manufacturing Co., Ltd.	349,755
29,287	Telefonaktiebolaget LM Ericsson, Class B	389,376

		873,252

TELECOMMUNICATION SERVICES - 0.7%
4,900	Softbank Corp.	371,122
42,853	Vodafone Group PLC	157,388

		528,510

TRANSPORTATION - 0.3%
1,400	East Japan Railway Co.	103,397
20,365	International Consolidated Airlines Group SA (i)	141,646

		245,043

UTILITIES - 0.2%
9,547	National Grid PLC	130,832

	Total Common Stocks (Cost $15,572,697)	19,016,762

Shares		Value ($)

PREFERRED STOCKS - 0.4%

AUTOMOBILES & COMPONENTS - 0.4%
1,226	Volkswagen AG	317,839

	Total Preferred Stocks (Cost $246,521)	317,839

	Total Foreign Equity (Cost $15,819,218)	19,334,601

Exchange-Traded Funds - 3.5%
2,540	Financial Select Sector SPDR Fund, ETF (g)	56,744
4,327	Industrial Select Sector SPDR Fund, ETF (g)	226,432
60,199	Vanguard FTSE Emerging Markets, ETF (g)	2,442,875

	Total Exchange-Traded Funds (Cost $2,657,097)	2,726,051

Investment Companies (j) - 20.1%
15,614,184	State Street Navigator Prime Securities Lending Portfolio	15,614,184

	Total Investment Companies (Cost $15,614,184)	15,614,184

Total Investments - 109.0%		84,828,822

(Cost $75,607,418)
Other Assets & Liabilities, Net - (9.0)%		(7,014,439)

Net Assets - 100.0%		77,814,383

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2014.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $1,454,775 or 1.9% of net assets.
(g)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $16,595,918. The loaned securities were secured with cash and securities collateral of $16,932,766. Collateral is calculated based on prior day’s prices. See Note 4.
(h)	Security purchased on a when-issued basis. As of March 31, 2014, assets with a total aggregate market value of $16,014, or 0.0% of net assets, were purchased on a when-issued basis.
(i)	Non-income producing security.
(j)	Represents investments of cash collateral received in connection with securities lending.

28	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Total Return Fund

Glossary:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $246,000 was pledged as collateral, open at March 31, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	June 2014	17	$3,732,562	$(3,117)
5 Yr. U.S. Treasury Notes	June 2014	12	1,427,438	(1,566)
Euro STOXX 50 Index	June 2014	1	42,726	1,678
FTSE 100 Index	June 2014	1	109,090	697
S&P 500 Emini Index	June 2014	12	1,118,760	6,464
S&P MidCap 400 Emini Index	June 2014	16	2,199,840	5,875
TOPIX Index	June 2014	1	116,813	(2,049)

				7,982

Short Futures:
10 Yr. U.S. Treasury Notes	June 2014	25	3,087,500	21,162
U.S. Long Treasury Bonds	June 2014	11	1,465,406	(7,877)
Ultra Long U.S. Treasury Bonds	June 2014	3	433,407	(7,530)

				5,755

				$13,737

The Fund invested in the following countries as of March 31, 2014:

Country	Percentage (based on Total Investments)
United States	74.5%
United Kingdom	4.4%
Japan	4.4%
France	2.8%
Germany	2.2%
Netherlands	1.5%
Other (each less than 1.49%)	10.2%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Pharmaceuticals, Biotechnology & Life Sciences	3.7%	2.1%	5.8%
Energy	2.9%	2.8%	5.7%
Banks	1.5%	3.2%	4.7%
Technology Hardware & Equipment	3.5%	1.0%	4.5%
Diversified Financials	3.8%	0.5%	4.3%
Capital Goods	1.3%	2.5%	3.8%
Software & Services	2.4%	1.1%	3.5%
Insurance	1.3%	1.7%	3.0%
Food, Beverage & Tobacco	2.0%	0.9%	2.9%
Healthcare Equipment & Services	2.0%	0.9%	2.9%
Materials	0.8%	1.9%	2.7%
Retailing	1.9%	0.6%	2.5%
Media	1.8%	0.6%	2.4%
Telecommunication Services	1.1%	0.9%	2.0%
Real Estate	1.0%	0.7%	1.7%
Automobiles & Components	0.4%	1.2%	1.6%
Utilities	1.3%	0.3%	1.6%
Semiconductors & Semiconductor Equipment	0.6%	0.7%	1.3%
Transportation	0.7%	0.3%	1.0%
Household & Personal Products	0.4%	0.5%	0.9%
Food & Staples Retailing	0.6%	0.0%	0.6%
Commercial & Professional Services	0.1%	0.5%	0.6%
Consumer Durables & Apparel	0.0%	0.5%	0.5%
Consumer Services	0.4%	0.0%	0.4%

			60.9%

Sector
U.S. Treasuries			8.2%
Agency Mortgage-Backed Securities			7.4%
Non-Agency Collateralized Mortgage-Backed Securities			1.3%
Other (each less than 1.0%)			0.6%

			17.5%

Exchange-Traded Funds			3.2%
Investment Companies			18.4%

			21.6%

			100.0%

See accompanying Notes to Financial Statements.	29

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes - 100.0%

ALASKA - 1.9%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	556,200

CALIFORNIA - 9.7%
1,000,000	California State Department of Water Resources 5.00%, 12/01/2021	1,204,990
1,160,000	Los Angeles, CA Harbor Department 5.00%, 08/01/2026	1,312,436
28,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	32,699
250,000	State of California 5.25%, 04/01/2035	275,152

		2,825,277

COLORADO - 2.0%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	566,630

CONNECTICUT - 9.0%
500,000	South Central Connecticut Regional Water Authority Insured: GO OF AUTH 5.00%, 08/01/2033	547,320
500,000	State of Connecticut 5.00%, 01/01/2022	584,215
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	284,838
1,000,000	Town of Fairfield, CT 5.00%, 01/01/2021	1,186,980

		2,603,353

DISTRICT OF COLUMBIA - 3.6%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	563,680
500,000	5.00%, 10/01/2030	485,245

		1,048,925

FLORIDA - 1.3%
30,000	City of Gainesville, FL Utilities System 8.13%, 10/01/2014	31,175
250,000	City of Tampa, FL 5.00%, 10/01/2027	282,082
50,000	State of Florida 10.00%, 07/01/2014	51,190

		364,447

GEORGIA - 9.9%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	544,625
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	619,095
1,000,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	1,164,110
500,000	State of Georgia 4.50%, 01/01/2029	547,745

		2,875,575

Principal Amount ($)		Value ($)

HAWAII - 4.5%
1,135,000	State of Hawaii Airports System 5.25%, 07/01/2024	1,295,341

INDIANA - 2.4%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	561,695
130,000	Indiana Toll Road Commission 9.00%, 01/01/2015	138,475

		700,170

KENTUCKY - 1.9%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	559,735

MAINE - 2.0%
500,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	577,145

MASSACHUSETTS - 1.9%
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	563,890

MICHIGAN - 1.9%
500,000	Lansing Board of Water & Light, MI 5.00%, 07/01/2037	540,290

MINNESOTA - 2.2%
500,000	St Paul Port Authority 5.00%, 12/01/2022	591,660
35,000	Western Minnesota Municipal Power Agency 6.63%, 01/01/2016	36,568

		628,228

MISSOURI - 7.8%
1,500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	1,752,555
500,000	Missouri Joint Municipal Electric Utility Commission 5.75%, 01/01/2029	519,620

		2,272,175

NEW JERSEY - 0.8%
100,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	105,401
20,000	New Jersey State Turnpike Authority Insured: AMBAC-TCRS 6.50%, 01/01/2016	22,100
20,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	22,041
15,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	16,589
65,000	Insured: AMBAC-TCRS-BNY 6.50%, 01/01/2016	68,313

		234,444

30	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes (continued)

NEW MEXICO - 2.0%
500,000	New Mexico Finance Authority 5.00%, 06/15/2018	579,145

NEW YORK - 8.6%
500,000	Brooklyn Arena Local Development Corp., NY 6.00%, 07/15/2030	536,465
255,000	New York State Dormitory Authority 7.38%, 07/01/2016	277,124
1,000,000	New York State Urban Development Corp. 5.50%, 01/01/2019	1,173,480
500,000	Westchester County Healthcare Corp., NY 5.00%, 11/01/2030	518,160

		2,505,229

NORTH CAROLINA - 2.0%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	581,180

OHIO - 1.8%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	511,235

OKLAHOMA - 1.9%
500,000	Oklahoma State Capital Improvement Authority 5.00%, 07/01/2030	566,380

PENNSYLVANIA - 4.9%
250,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	296,320
500,000	Pennsylvania Turnpike Commission 0.00%, 12/01/2034 (b)	502,075
500,000	5.00%, 12/01/2032	527,955
105,000	Pittsburgh, PA Water & Sewer Authority Insured: FGIC 7.25%, 09/01/2014	108,085

		1,434,435

RHODE ISLAND - 2.0%
500,000	Rhode Island Health & Educational Building Corp. 6.25%, 09/15/2034	573,270

SOUTH CAROLINA - 3.9%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	573,410
500,000	Piedmont Municipal Power Agency, SC Insured: AGC 5.75%, 01/01/2034	563,570

		1,136,980

TENNESSEE - 2.0%
500,000	County of Shelby, TN 5.00%, 03/01/2021	584,135

Principal Amount ($)		Value ($)

TEXAS - 5.7%
500,000	City of Houston, TX Utility System 5.25%, 11/15/2031	562,255
750,000	State of Texas 5.00%, 04/01/2028	801,540
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	302,078

		1,665,873

VIRGINIA - 2.4%
575,000	Virginia Commonwealth Transportation Board 5.00%, 03/15/2023	685,061

	Total Municipal Bonds & Notes (Cost $27,194,886)	29,034,748

Total Investments - 100.0%		29,034,748

(Cost $27,194,886)
Other Assets & Liabilities, Net - 0.0%		13,189

Net Assets - 100.0%		29,047,937

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2014.
(b)	Convertible Capital Appreciation Bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semi-annual basis until final maturity.

Glossary:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

See accompanying Notes to Financial Statements.	31

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 98.3%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
101,048	Federal Home Loan Mortgage Corp. REMIC Series 2412, Class OF 1.11%, 12/15/2031 (a)	103,742
61,517	Series 3862, Class MI 3.50%, 11/15/2024 (b)	4,479
181,102	Series 3977, Class AI 3.50%, 09/15/2029 (b)	16,759
169,404	Series 3983, Class EI 3.50%, 11/15/2030 (b)	22,637
1,074	Series 2645, Class BI 4.50%, 02/15/2018 (b)	5
31,716	Series 2643, Class IM 4.50%, 03/15/2018 (b)	1,123
5,020	Series 2781, Class IC 5.00%, 05/15/2018 (b)	39
24,587	Series 2763, Class JI 5.00%, 10/15/2018 (b)	905
12,835	Series 3536, Class IP 5.00%, 02/15/2038 (b)	789
55,531	Series 2631, Class DI 5.50%, 06/15/2033 (b)	10,644
175,364	Series 3806, Class DS 6.45%, 08/15/2025 (a)(b)	23,822
1,222	Series 1980, Class IO 7.50%, 07/15/2027 (b)	261
246	Series 33, Class D 8.00%, 04/15/2020	264
828	Federal Home Loan Mortgage Corp. STRIPS Series 186, Class PO 0.00%, 08/01/2027 (c)	759
1,406	Series 147, Class IO 8.00%, 02/01/2023 (b)	242
1,770	Series 171, Class IO 8.00%, 07/01/2024 (b)	515
831,444	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/2043 (a)(b)	7,622
1,050	Federal National Mortgage Assoc. REMIC Series G92-68, Class B 0.00%, 12/25/2022 (c)	1,025
2,423,339	Series 2003-35, Class QA 0.10%, 05/25/2018 (a)(b)	3,430
167,887	Series 2003-89, Class IO 1.24%, 12/25/2042 (a)(b)	5,618
2,589	Series 2012-145, Class JI 3.50%, 09/25/2042 (b)	505
304,846	Series 2010-16, Class PA 4.50%, 02/25/2040	322,225
9,352	Series 2003-61, Class IJ 5.00%, 02/25/2032 (b)	98
5,364	Series 2010-16, Class PI 5.00%, 02/25/2040 (b)	811
20,295	Series 2010-21, Class PI 5.00%, 02/25/2040 (b)	3,078
259,112	Series 2010-98, Class DI 5.00%, 09/25/2040 (b)	30,238

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
55,081	Series 2008-61, Class SB 5.85%, 07/25/2038 (a)(b)	8,004
5	Federal National Mortgage Assoc. STRIPS Series 1992-77, Class K 0.00%, 05/25/2022 (c)	138
64,160	Series 354, Class 1 0.00%, 12/01/2034 (c)	58,660
56,813	Series 362, Class 2 4.50%, 08/01/2035 (b)	9,050
52,564	Series 378, Class 1 4.50%, 01/01/2036 (b)	8,072
37,924	Series 387, Class 2 5.00%, 03/25/2038 (b)	7,600
28,236	Series 387, Class 1 5.00%, 05/25/2038 (b)	4,187
14,264	Series 346, Class 2 5.50%, 12/01/2033 (b)	2,828
18,085	Series 356, Class 17 6.00%, 01/01/2035 (b)	3,303
22,792	Series 356, Class 21 6.00%, 01/01/2035 (b)	4,121
11,150	Series 252, Class 2 7.50%, 11/01/2023 (b)	1,847
843	Series 237, Class 2 8.00%, 08/01/2023 (b)	220
5,338	Series 264, Class 2 8.00%, 07/01/2024 (b)	887
236	Series 12, Class 2 8.50%, 03/01/2017 (b)	26
573	Series 7, Class 2 8.50%, 04/01/2017 (b)	65
85	Series 28, Class 2 8.50%, 01/01/2018 (b)	10
821	Series 150, Class 2 8.50%, 07/25/2022 (b)	213
718	Series 163, Class 2 8.50%, 07/25/2022 (b)	69
983	Series 137, Class 2 9.00%, 05/25/2022 (b)	219
146,687	Government National Mortgage Assoc. Series 2011-51, Class NI 4.50%, 10/20/2037 (b)	14,555
144,102	Series 2010-101, Class GI 4.50%, 02/20/2038 (b)	16,522
74,821	Series 2009-118, Class YI 4.50%, 05/20/2038 (b)	7,730
163,135	Series 2010-130, Class PI 4.50%, 08/16/2039 (b)	23,607
75,585	Series 2010-75, Class KI 5.00%, 12/20/2035 (b)	3,692
107,795	Series 2010-42, Class IA 5.00%, 10/20/2037 (b)	9,928
87,399	Series 2010-2, Class QI 5.00%, 01/20/2038 (b)	8,678
92,172	Series 2009-103, Class IT 5.00%, 09/20/2038 (b)	12,154
260,295	Series 2010-26, Class QS 6.09%, 02/20/2040 (a)(b)	49,400

	Total Agency Collateralized Mortgage Obligations (Cost $820,358)	817,420

32	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

AGENCY MORTGAGE-BACKED SECURITIES - 28.2%
15,875	Federal Home Loan Mortgage Corp. 4.50%, 06/01/2033 - 02/01/2035 (d)	16,984
512,075	5.00%, 07/01/2035 - 06/01/2041 (d)	564,793
244,308	5.50%, 05/01/2020 - 04/01/2039 (d)	269,702
467,670	6.00%, 04/01/2017 - 11/01/2037 (d)	525,127
3,765	6.50%, 07/01/2029 - 04/01/2031 (d)	4,228
118,768	7.00%, 10/01/2016 - 08/01/2036 (d)	132,505
96,175	7.50%, 01/01/2027 - 09/01/2033 (d)	102,364
12,410	8.00%, 11/01/2030	14,154
40,090	8.50%, 05/01/2020 - 04/01/2030 (d)	42,708
1,472	9.00%, 12/01/2016	1,564
117	9.50%, 04/01/2021	132
123,107	Federal National Mortgage Assoc. 1.79%, ARM (a)	128,408
10,046	2.01%, ARM (a)	10,528
105,579	2.04%, ARM (a)	111,692
81,592	2.28%, ARM (a)	87,862
31,689	2.31%, ARM (a)	33,557
1,133	2.35%, ARM (a)	1,183
19,475	2.40%, ARM (a)	20,061
21,403	2.42%, ARM (a)	22,899
685	2.52%, ARM (a)	698
4,756,934	3.00%, 05/01/2043 - 06/01/2043 (d)	4,600,104
4,680,000	3.00%, TBA (e)	4,518,394
3,674,833	3.50%, 11/01/2042 - 02/01/2043 (d)	3,703,565
800,000	3.50%, TBA (e)	805,000
3,392,329	4.00%, 05/01/2019 - 03/01/2044 (d)	3,534,140
1,660,000	4.00%, TBA (e)	1,725,881
2,480,931	4.50%, 05/01/2018 - 04/01/2041 (d)	2,652,321
4,055,000	4.50%, TBA (e)	4,326,812
914,653	5.00%, 07/01/2020 - 06/01/2041 (d)	1,009,263
2,426,000	5.00%, TBA (e)	2,645,288
863,772	5.50%, 06/01/2014 - 01/01/2039 (d)	955,297
841,493	6.00%, 11/01/2014 - 07/01/2035 (d)	947,258
645,000	6.00%, TBA (e)	718,948
122,074	6.50%, 08/01/2017 - 08/01/2036 (d)	135,782
395,549	7.00%, 03/01/2015 - 04/01/2036 (d)	433,592
340,503	7.50%, 02/01/2015 - 05/01/2034 (d)	375,450
130,519	8.00%, 12/01/2015 - 11/01/2033 (d)	136,112
113,028	8.50%, 02/01/2018 - 07/01/2031 (d)	120,398
23,610	9.00%, 12/01/2017 - 12/01/2024 (d)	24,625
9,131	9.50%, 09/01/2021	9,353
53,781	9.75%, 02/01/2021	60,090
3,031,696	Government National Mortgage Assoc. 3.50%, 05/20/2043	3,099,216
3,568,324	4.00%, 01/20/2041 - 04/20/2043 (d)	3,757,546
705,998	4.50%, 08/15/2033 - 03/20/2041 (d)	764,279
111,986	6.00%, 04/15/2027 - 09/15/2036 (d)	127,939
103,839	6.50%, 04/15/2019 - 08/15/2036 (d)	117,200
141,053	7.00%, 12/15/2018 - 10/15/2036 (d)	155,675
144,943	7.50%, 12/15/2018 - 11/15/2031 (d)	151,263
30,118	8.00%, 07/15/2017 - 02/15/2030 (d)	30,739
942	8.50%, 10/15/2022	948
16,733	9.00%, 11/15/2016 - 12/15/2021 (d)	18,014

	Total Agency Mortgage-Backed Securities (Cost $43,694,297)	43,751,641

Principal Amount ($)		Value ($)

ASSET-BACKED SECURITIES - 1.3%
150,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	150,476
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	154,510
1,575,000	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, 03/25/2016 (f)	1,631,108

	Total Asset-Backed Securities (Cost $1,880,859)	1,936,094

CORPORATE BONDS & NOTES - 23.0%

AUTOMOBILES & COMPONENTS - 0.2%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	157,290
43,000	7.75%, 11/15/2019	49,880
115,000	General Motors Co. 4.88%, 10/02/2023 (f)	118,450

		325,620

BANKS - 1.7%
495,000	Bank of America Corp. 2.00%, 01/11/2018	494,519
73,000	2.60%, 01/15/2019	73,370
208,000	2.65%, 04/01/2019	208,906
128,000	4.10%, 07/24/2023	130,083
179,000	Bank of America Corp., MTN 3.30%, 01/11/2023	172,897
104,000	4.00%, 04/01/2024 (g)	104,090
162,000	4.13%, 01/22/2024	164,154
162,000	5.00%, 01/21/2044	166,029
213,000	SunTrust Banks, Inc. 2.35%, 11/01/2018	213,306
349,000	U.S. Bancorp 3.44%, 02/01/2016	364,475
215,000	Union Bank NA 2.63%, 09/26/2018	219,296
216,000	Wells Fargo & Co. 3.45%, 02/13/2023	210,043
104,000	4.13%, 08/15/2023	105,414

		2,626,582

CAPITAL GOODS - 0.8%
198,000	ABB Finance USA, Inc. 1.63%, 05/08/2017 (h)	199,502
96,000	Cargill, Inc. 6.00%, 11/27/2017 (f)	109,799
58,000	Case New Holland, Inc. 7.88%, 12/01/2017	68,295
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (h)	211,402
228,000	Eaton Corp. 2.75%, 11/02/2022	216,240
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	205,662
62,000	JB Poindexter & Co., Inc. 9.00%, 04/01/2022 (f)	66,650

See accompanying Notes to Financial Statements.	33

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

CAPITAL GOODS (continued)
167,000	Rockwell Collins, Inc. 3.70%, 12/15/2023	169,675
81,000	Textron, Inc. 6.20%, 03/15/2015	85,047

		1,332,272

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
65,000	Catholic Health Initiatives 2.60%, 08/01/2018	65,104
112,000	2.95%, 11/01/2022	105,903
55,000	4.20%, 08/01/2023	55,880
71,000	4.35%, 11/01/2042	65,215
147,000	Pitney Bowes, Inc. 4.63%, 03/15/2024	146,250
210,000	United Rentals North America, Inc. 5.75%, 07/15/2018 (h)	225,750

		664,102

CONSUMER DURABLES & APPAREL - 0.1%
211,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (f)	227,353

CONSUMER SERVICES - 0.1%
116,000	Vail Resorts, Inc. 6.50%, 05/01/2019	122,163

DIVERSIFIED FINANCIALS - 2.7%
217,000	Citigroup, Inc. 1.75%, 05/01/2018	213,406
239,000	3.50%, 05/15/2023	225,918
88,000	5.00%, 09/15/2014	89,714
83,000	5.50%, 09/13/2025	88,600
176,000	6.68%, 09/13/2043	206,819
128,000	CNH Capital LLC 3.88%, 11/01/2015	132,160
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	151,531
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	230,476
59,000	Goldman Sachs Capital I 6.35%, 02/15/2034 (h)	61,262
267,000	Goldman Sachs Group, Inc. (The) 2.38%, 01/22/2018	269,017
311,000	2.63%, 01/31/2019	310,553
104,000	2.90%, 07/19/2018	106,165
247,000	4.00%, 03/03/2024	246,404
87,000	6.75%, 10/01/2037	99,972
92,000	Hyundai Capital America 1.63%, 10/02/2015 (f)	92,873
219,000	2.13%, 10/02/2017 (f)	220,779
213,000	IntercontinentalExchange Group, Inc. 4.00%, 10/15/2023	221,403
93,000	Jefferies Group LLC 5.13%, 01/20/2023	97,918
75,000	6.50%, 01/20/2043	78,816
208,000	Morgan Stanley 2.13%, 04/25/2018	207,745

Principal Amount ($)		Value ($)

DIVERSIFIED FINANCIALS (continued)
147,000	4.75%, 03/22/2017 (h)	160,537
224,000	4.88%, 11/01/2022	235,789
212,000	5.00%, 11/24/2025	218,612
213,000	NYSE Euronext 2.00%, 10/05/2017	216,669

		4,183,138

ENERGY - 2.4%
178,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	206,816
125,000	Chesapeake Energy Corp. 3.25%, 03/15/2016 (h)	126,562
208,000	Continental Resources, Inc. 4.50%, 04/15/2023	215,810
63,000	DCP Midstream Operating L.P. 2.70%, 04/01/2019	62,921
104,000	5.60%, 04/01/2044 (h)	108,958
83,000	Denbury Resources, Inc. 6.38%, 08/15/2021	89,018
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	294,531
143,000	Enterprise Products Operating LLC 4.45%, 02/15/2043	134,769
213,000	Kerr-McGee Corp. 6.95%, 07/01/2024	258,774
265,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023	250,707
514,000	Linn Energy LLC 7.25%, 11/01/2019 (f)(h)	538,415
46,000	8.63%, 04/15/2020	50,198
10,000	Newfield Exploration Co. 5.63%, 07/01/2024	10,425
96,000	5.75%, 01/30/2022	102,480
112,000	Plains Exploration & Production Co. 6.50%, 11/15/2020	123,900
69,000	Range Resources Corp. 5.75%, 06/01/2021 (h)	74,261
146,000	Rowan Cos., Inc. 4.75%, 01/15/2024 (h)	148,016
42,000	5.85%, 01/15/2044	42,821
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021 (i)	124,350
104,000	Sunoco Logistics Partners LP 4.25%, 04/01/2024	103,765
214,000	Unit Corp. 6.63%, 05/15/2021	227,910
243,000	Williams Partners L.P. 4.30%, 03/04/2024 (h)	244,567
211,000	WPX Energy, Inc. 5.25%, 01/15/2017	226,825

		3,766,799

FOOD & STAPLES RETAILING - 0.6%
190,000	American Seafoods Group LLC 10.75%, 05/15/2016 (f)	197,362
105,000	CVS Caremark Corp. 5.30%, 12/05/2043	116,351
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	280,395

34	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

FOOD & STAPLES RETAILING (continued)
106,000	WM Wrigley Jr Co. 2.00%, 10/20/2017 (f)	106,348
213,000	2.90%, 10/21/2019 (f)	215,190

		915,646

FOOD, BEVERAGE & TOBACCO - 0.8%
108,000	Altria Group, Inc. 2.95%, 05/02/2023	99,907
108,000	4.50%, 05/02/2043	99,593
106,000	5.38%, 01/31/2044	111,232
143,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023	134,643
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	188,241
64,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	59,882
119,000	Coca-Cola Co. (The) 3.30%, 09/01/2021 (h)	122,477
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	237,825
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	138,038
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	102,427

		1,294,265

HEALTHCARE EQUIPMENT & SERVICES - 1.1%
166,000	Ascension Health, Inc. 4.85%, 11/15/2053	170,843
116,000	CHS/Community Health Systems, Inc. 7.13%, 07/15/2020 (h)	126,005
92,000	Cigna Corp. 2.75%, 11/15/2016 (h)	95,916
196,000	4.00%, 02/15/2022	203,574
234,000	Express Scripts Holding Co. 2.65%, 02/15/2017	242,163
193,000	3.13%, 05/15/2016	201,174
51,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/2021 (f)	54,506
114,000	HCA, Inc. 6.50%, 02/15/2020	127,965
72,000	Medtronic, Inc. 4.63%, 03/15/2044	74,280
90,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/2052	80,394
80,000	Tenet Healthcare Corp. 4.75%, 06/01/2020	81,000
207,000	WellPoint, Inc. 3.30%, 01/15/2023	198,884

		1,656,704

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
83,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021 (h)(i)	83,830

Principal Amount ($)		Value ($)

INSURANCE - 1.3%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (a)	125,173
167,000	American International Group, Inc. 3.38%, 08/15/2020	170,732
256,000	Berkshire Hathaway Finance Corp. 2.90%, 10/15/2020	259,869
59,000	3.00%, 05/15/2022 (h)	58,917
224,000	Berkshire Hathaway, Inc. 1.55%, 02/09/2018 (h)	223,195
224,000	4.50%, 02/11/2043 (h)	222,875
79,000	CNA Financial Corp. 5.88%, 08/15/2020	90,805
103,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	107,358
101,000	7.70%, 06/15/2020 (h)	123,370
161,000	ING U.S., Inc. 5.50%, 07/15/2022	180,900
111,000	5.70%, 07/15/2043 (h)	126,022
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (f)	224,706
76,000	Prudential Financial, Inc. 5.63%, 06/15/2043 (a)(h)	77,900

		1,991,822

MATERIALS - 0.5%
162,000	CF Industries, Inc. 5.38%, 03/15/2044	169,536
187,000	Freeport-McMoRan Copper & Gold, Inc. 5.45%, 03/15/2043	184,552
257,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020	267,280
208,000	Huntsman International LLC 4.88%, 11/15/2020 (h)	210,340

		831,708

MEDIA - 1.6%
65,000	21st Century Fox America, Inc. 6.65%, 11/15/2037	79,649
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (f)(h)	203,975
165,000	Comcast Corp. 3.60%, 03/01/2024 (h)	166,237
103,000	4.75%, 03/01/2044	104,968
50,000	COX Communications, Inc. 4.70%, 12/15/2042 (f)	44,712
313,000	DIRECTV Holdings LLC 4.45%, 04/01/2024	314,512
336,000	5.15%, 03/15/2042	318,794
291,000	Interpublic Group of Cos., Inc. (The) 4.20%, 04/15/2024	290,453
77,000	McClatchy Co. (The) 9.00%, 12/15/2022	89,994
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	236,768
240,000	Time Warner Cable, Inc. 5.88%, 11/15/2040	260,960
61,000	6.55%, 05/01/2037	71,072
231,000	Time Warner, Inc. 5.35%, 12/15/2043	247,119

		2,429,213

See accompanying Notes to Financial Statements.	35

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
203,000	AbbVie, Inc. 1.75%, 11/06/2017	203,818
247,000	2.00%, 11/06/2018	245,210
128,000	2.90%, 11/06/2022	123,455
76,000	Agilent Technologies, Inc. 5.50%, 09/14/2015	81,066
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	209,522
157,000	4.80%, 04/01/2044	162,260
124,000	Mylan, Inc. 7.88%, 07/15/2020 (f)	139,044
360,000	Novartis Capital Corp. 2.40%, 09/21/2022	340,858
237,000	4.40%, 05/06/2044	240,137
147,000	Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	146,551
230,000	4.15%, 02/01/2024	237,108
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	134,540
187,000	Zoetis, Inc. 3.25%, 02/01/2023 (h)	180,714

		2,444,283

REAL ESTATE - 0.8%
220,000	American Tower Corp. 3.40%, 02/15/2019	225,694
109,000	3.50%, 01/31/2023 (h)	103,267
167,000	5.00%, 02/15/2024	174,270
207,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 02/06/2017 (f)	207,204
207,000	3.00%, 02/06/2019 (f)	206,288
213,000	Corporate Office Properties LP 3.60%, 05/15/2023	197,285
110,000	Realty Income Corp. 4.65%, 08/01/2023	115,317

		1,229,325

RETAILING - 0.9%
311,000	Glencore Funding LLC 2.50%, 01/15/2019 (f)	300,649
323,000	4.13%, 05/30/2023 (f)(h)	309,072
108,000	Lowe’s Cos., Inc. 5.00%, 09/15/2043	115,032
595,000	Tops Holding Corp. 8.88%, 12/15/2017	653,012

		1,377,765

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	103,870
147,000	3.00%, 03/15/2021	146,000

		249,870

SOFTWARE & SERVICES - 1.1%
296,000	eBay, Inc. 2.60%, 07/15/2022 (h)	281,509

Principal Amount ($)		Value ($)

SOFTWARE & SERVICES (continued)
55,000	4.00%, 07/15/2042	48,841
310,000	International Business Machines Corp. 3.63%, 02/12/2024	313,213
162,000	MasterCard, Inc. 3.38%, 04/01/2024	162,076
435,000	Microsoft Corp. 2.38%, 05/01/2023 (h)	406,935
337,000	Oracle Corp. 1.20%, 10/15/2017	334,639
154,000	3.63%, 07/15/2023	156,249

		1,703,462

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
96,000	Brocade Communications Systems, Inc. 4.63%, 01/15/2023 (f)(h)	92,160
214,000	EMC Corp. 1.88%, 06/01/2018	214,071
520,000	Hewlett-Packard Co. 2.75%, 01/14/2019 (h)	524,022
211,000	iGATE Corp. 9.00%, 05/01/2016	222,341
128,000	Viasystems, Inc. 7.88%, 05/01/2019 (f)(h)	138,560

		1,191,154

TELECOMMUNICATION SERVICES - 1.7%
262,000	AT&T, Inc. 2.38%, 11/27/2018 (h)	263,590
201,000	4.35%, 06/15/2045	178,111
96,000	Frontier Communications Corp. 7.13%, 03/15/2019 (h)	106,800
314,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	346,185
119,000	Sprint Corp. 7.25%, 09/15/2021 (f)	130,156
50,000	T-Mobile USA, Inc. 6.25%, 04/01/2021	53,063
80,000	tw telecom holdings, Inc. 6.38%, 09/01/2023	85,800
215,000	Verizon Communications, Inc. 2.45%, 11/01/2022	196,300
313,000	3.45%, 03/15/2021	317,773
63,000	5.05%, 03/15/2034	64,834
422,000	5.15%, 09/15/2023	462,675
150,000	6.55%, 09/15/2043	183,201
215,000	Windstream Corp. 6.38%, 08/01/2023	210,700

		2,599,188

UTILITIES - 1.6%
70,000	Arizona Public Service Co. 6.25%, 08/01/2016	78,425
103,000	CMS Energy Corp. 3.88%, 03/01/2024	104,572
103,000	4.88%, 03/01/2044	105,355
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	281,366
38,000	DPL, Inc. 7.25%, 10/15/2021	39,425

36	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

UTILITIES (continued)
92,000	Duke Energy Corp. 1.63%, 08/15/2017	92,274
141,000	3.05%, 08/15/2022	137,435
117,000	Exelon Corp. 4.90%, 06/15/2015	122,435
58,000	Florida Power & Light Co. 4.13%, 02/01/2042	56,075
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	120,053
9,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	10,801
167,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	171,078
215,000	Northeast Utilities 1.45%, 05/01/2018	208,853
142,000	PacifiCorp 6.25%, 10/15/2037	179,994
112,000	Potomac Edison Co. (The) 5.35%, 11/15/2014	115,402
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	128,141
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	299,852
259,000	Southern Co. (The) 2.45%, 09/01/2018	262,945

		2,514,481

	Total Corporate Bonds & Notes (Cost $35,407,052)	35,760,745

FOREIGN CORPORATE BONDS & NOTES - 9.1%

BANKS - 3.3%
100,000	Banco do Nordeste do Brasil SA 3.63%, 11/09/2015 (f)	101,875
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (f)	199,567
548,000	Barclays Bank PLC 2.25%, 05/10/2017 (f)(h)	564,204
140,000	Central American Bank for Economic Integration 5.38%, 09/24/2014 (f)	142,914
294,000	Commonwealth Bank of Australia 0.75%, 01/13/2017 (f)	294,427
342,000	Corp. Andina de Fomento 4.38%, 06/15/2022	353,925
250,000	Dexia Credit Local SA 2.25%, 01/30/2019 (f)	248,675
735,000	European Investment Bank 0.88%, 12/15/2014 (h)	738,775
200,000	4.88%, 01/17/2017	221,704
200,000	HSBC Holdings PLC 4.25%, 03/14/2024 (h)	200,650
200,000	5.25%, 03/14/2044	202,997
729,000	KFW 2.00%, 10/04/2022	685,971
31,000	4.50%, 07/16/2018	34,719

Principal Amount ($)		Value ($)

BANKS (continued)
372,000	Korea Development Bank (The) 3.25%, 03/09/2016	389,116
38,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	40,213
441,000	Royal Bank of Canada 1.20%, 09/19/2018	438,283
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (f)	238,200

		5,096,215

CAPITAL GOODS - 0.1%
88,000	Bombardier, Inc. 7.75%, 03/15/2020 (f)(h)	99,000

CONSUMER SERVICES - 0.1%
117,000	NCL Corp., Ltd. 5.00%, 02/15/2018 (h)	121,973

DIVERSIFIED FINANCIALS - 0.4%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (f)	415,445
304,000	Invesco Finance PLC 3.13%, 11/30/2022	294,888

		710,333

ENERGY - 3.2%
324,000	BP Capital Markets PLC 1.38%, 05/10/2018	317,485
207,000	3.81%, 02/10/2024 (h)	209,278
100,000	Empresa Nacional del Petroleo 4.75%, 12/06/2021 (f)	103,447
137,000	Korea National Oil Corp. 2.88%, 11/09/2015 (f)	141,006
138,000	Nexen, Inc. 6.40%, 05/15/2037	159,277
250,000	Petrobras Global Finance BV 3.00%, 01/15/2019	236,890
48,000	6.25%, 03/17/2024	49,572
48,000	7.25%, 03/17/2044	49,513
286,000	Petrobras International Finance Co. 3.50%, 02/06/2017	289,804
45,000	3.88%, 01/27/2016	46,325
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	98,800
210,000	3.50%, 01/30/2023	198,135
113,000	4.88%, 01/18/2024	116,955
191,000	5.50%, 01/21/2021 (h)	209,622
200,000	6.00%, 03/05/2020	226,250
19,000	6.50%, 06/02/2041	20,900
141,667	Petroleum Co. of Trinidad & Tobago, Ltd. 6.00%, 05/08/2022 (h)	152,823
325,000	Shell International Finance BV 3.40%, 08/12/2023	326,303
83,000	Sinopec Capital 2013, Ltd. 3.13%, 04/24/2023 (f)	76,076
319,000	Statoil ASA 3.70%, 03/01/2024 (h)	325,656
106,000	4.80%, 11/08/2043	113,689

See accompanying Notes to Financial Statements.	37

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

ENERGY (continued)
81,000	Talisman Energy, Inc. 5.50%, 05/15/2042 (h)	80,523
187,000	6.25%, 02/01/2038	200,525
497,000	Total Capital International SA 1.55%, 06/28/2017 (h)	502,283
207,000	Transocean, Inc. 6.50%, 11/15/2020	232,762
95,000	Weatherford International, Ltd. 4.50%, 04/15/2022 (h)	99,647
132,000	5.95%, 04/15/2042 (h)	142,720
56,000	6.75%, 09/15/2040	65,424
200,000	Zhaikmunai LP 7.13%, 11/13/2019 (f)	208,500

		5,000,190

FOOD, BEVERAGE & TOBACCO - 0.1%
217,000	Diageo Capital PLC 1.13%, 04/29/2018	211,218

INSURANCE - 0.1%
113,000	AXIS Specialty Finance PLC 5.15%, 04/01/2045	114,202
100,000	XLIT, Ltd. 5.25%, 12/15/2043 (h)	106,396

		220,598

MATERIALS - 0.9%
104,000	Agrium, Inc. 3.50%, 06/01/2023 (h)	101,213
205,000	4.90%, 06/01/2043	203,381
107,000	BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023	109,833
107,000	5.00%, 09/30/2043	113,672
200,000	Corp. Nacional del Cobre de Chile 3.88%, 11/03/2021 (f)(h)	202,180
22,000	5.63%, 09/21/2035 (f)	22,998
103,000	Kinross Gold Corp. 5.95%, 03/15/2024 (f)	103,380
58,000	6.88%, 09/01/2041	55,880
139,000	LYB International Finance BV 4.88%, 03/15/2044	139,294
109,000	Teck Resources, Ltd. 5.40%, 02/01/2043 (h)	103,050
180,000	Xstrata Finance Canada, Ltd. 2.70%, 10/25/2017 (f)(i)	182,332

		1,337,213

MEDIA - 0.1%
208,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)	207,740

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
213,000	Perrigo Co. LLC 2.30%, 11/08/2018 (f)	210,916
220,000	Sanofi 1.25%, 04/10/2018	215,442

		426,358

Principal Amount ($)		Value ($)

TELECOMMUNICATION SERVICES - 0.2%
250,000	America Movil SAB de CV 2.38%, 09/08/2016	258,500

UTILITIES - 0.3%
96,000	AES Panama SA 6.35%, 12/21/2016 (f)	101,760
416,000	Electricite de France 2.15%, 01/22/2019 (f)(h)	414,364

		516,124

	Total Foreign Corporate Bonds & Notes (Cost $14,182,055)	14,205,462

MUNICIPAL BONDS & NOTES - 0.6%
45,000	American Municipal Power, Inc. OH 6.27%, 02/15/2050	51,251
195,000	Denver City & County School District No 1, CO 4.24%, 12/15/2037	183,243
111,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	125,824
50,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/2039	55,357
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	300,029
55,000	South Carolina State Public Service Authority 6.45%, 01/01/2050	64,478
75,000	State of California 5.70%, 11/01/2021	87,669

	Total Municipal Bonds & Notes (Cost $874,568)	867,851

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (f)	324,756
849	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/2018 (c)	846
48,866	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.23%, 10/25/2035 (a)	—
110,000	GS Mortgage Securities Corp. II Series 2013-KYO, Class D 2.76%, 11/08/2029 (a)(f)	111,831
205,000	GS Mortgage Securities Trust 3.79%, 01/10/2031	199,498
105,000	4.26%, 04/10/2047	108,150
30,902	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/2018 (b)	2,589
320,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (a)	327,482
1,521	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/2036	11

	Total Non-Agency Collateralized Mortgage Obligations (Cost $1,135,438)	1,075,163

38	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 4.8%
465,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	489,692
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	327,732
39,723	Series 2007-4, Class A4 5.83%, 02/10/2051 (a)	44,232
50,000	Series 2008-1, Class A4 6.25%, 02/10/2051 (a)	56,971
110,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4 5.18%, 09/10/2047 (a)	116,167
200,000	Series 2005-1, Class AJ 5.29%, 11/10/2042 (a)	207,166
100,711	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18, Class A4 4.93%, 02/13/2042 (a)	103,576
110,000	Series 2006-T22, Class AJ 5.58%, 04/12/2038 (a)	118,460
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	257,494
120,000	Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class AM 4.53%, 02/10/2047 (a)	126,962
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (a)(f)	106,203
60,000	Series 2005-LP5, Class A4 4.98%, 05/10/2043 (a)	61,920
355,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.47%, 02/15/2039 (a)	378,090
110,000	GS Mortgage Securities Trust Series 2011-GC5, Class A2 3.00%, 08/10/2044	114,450
30,000	Series 2011-GC5, Class B 5.31%, 08/10/2044 (a)(f)	33,268
991,119	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class XA 1.94%, 12/15/2047 (a)(b)	101,224
227,334	Series 2005-CB11, Class A4 5.34%, 08/12/2037 (a)	234,404
100,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class AM 5.44%, 05/15/2045	109,247
220,000	Series 2007-CB18, Class A4 5.44%, 06/12/2047	241,742
65,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class AS 4.03%, 07/15/2045 (a)	66,802
100,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (a)	102,211
153,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (a)	157,959

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
85,000	Series 2013-C15, Class C 5.08%, 11/15/2045 (a)	89,630
48,604	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/2046 (a)	49,645
187,031	LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4 4.95%, 09/15/2030	194,601
120,000	Series 2006-C1, Class A4 5.16%, 02/15/2031	127,523
49,082	Series 2006-C4, Class A4 5.83%, 06/15/2038 (a)	53,526
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	276,648
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (a)	243,811
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (a)	326,216
210,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class AS 4.08%, 07/15/2046 (a)	216,364
191,000	Series 2013-C10, Class C 4.08%, 07/15/2046 (a)	185,563
100,000	Series 2014-C14, Class D 4.84%, 02/15/2047 (a)(f)	90,627
271,845	Morgan Stanley Capital I Trust Series 2005-IQ9, Class A5 4.70%, 07/15/2056	276,347
150,000	Series 2006-T21, Class A4 5.16%, 10/12/2052 (a)	158,967
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (a)(f)	109,351
170,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (a)	181,109
100,000	Series 2006-IQ11, Class B 5.65%, 10/15/2042 (a)	92,666
50,000	Series 2006-T23, Class A4 5.81%, 08/12/2041 (a)	54,523
230,000	Series 2007-IQ16, Class AMA 6.08%, 12/12/2049 (a)	258,177
70,000	Series 2008-T29, Class AM 6.28%, 01/11/2043 (a)	80,633
115,000	WF-RBS Commercial Mortgage Trust Series 2013-C17, Class AS 4.26%, 12/15/2046	119,342
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (a)	273,374
88,000	Series 2013-C15, Class D 4.49%, 08/15/2046 (a)(f)	79,126
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047	144,192
145,000	Series 2013-C16, Class D 4.99%, 09/15/2046 (a)(f)	138,764
110,000	Series 2011-C4, Class D 5.25%, 06/15/2044 (a)(f)	115,678

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $7,416,236)	7,492,375

See accompanying Notes to Financial Statements.	39

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

SOVEREIGN BONDS - 1.9%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025	193,750
226,000	Chile Government International Bond 3.63%, 10/30/2042 (h)	188,145
200,000	Colombia Government International Bond 2.63%, 03/15/2023 (h)	180,500
200,000	4.38%, 07/12/2021	208,500
20,000	Mexico Government International Bond 5.75%, 10/12/2110	19,750
38,000	6.05%, 01/11/2040 (h)	43,415
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	200,550
50,000	Panama Government International Bond 6.70%, 01/26/2036	59,000
156,000	Peruvian Government International Bond 6.55%, 03/14/2037 (h)	188,370
320,000	Philippine Government International Bond 6.38%, 01/15/2032	391,600
95,000	Poland Government International Bond 3.00%, 03/17/2023	89,063
239,000	5.00%, 03/23/2022	261,406
48,000	5.13%, 04/21/2021	53,124
200,000	South Africa Government International Bond 5.88%, 05/30/2022 (h)	220,540
133,000	Turkey Government International Bond 3.25%, 03/23/2023	116,807
200,000	6.63%, 02/17/2045	211,750
249,000	6.88%, 03/17/2036	270,850
100,000	Uruguay Government International Bond 4.50%, 08/14/2024 (h)	102,750

	Total Sovereign Bonds (Cost $3,129,074)	2,999,870

U.S. TREASURIES - 28.2%
1,648,100	U.S. Treasury Bonds 3.63%, 08/15/2043 (h)	1,668,444
6,170,100	4.50%, 02/15/2036	7,244,080
2,819,000	U.S. Treasury Notes 0.25%, 02/29/2016 (h)	2,811,732
20,333,000	0.75%, 01/15/2017	20,304,412
6,733,200	1.50%, 02/28/2019 (h)	6,666,393
145,000	2.13%, 08/15/2021	142,525
3,646,900	2.50%, 08/15/2023	3,595,187
1,372,000	2.75%, 02/15/2024	1,375,109

	Total U.S. Treasuries (Cost $43,757,767)	43,807,882

	Total Bonds & Notes (Cost $152,297,704)	152,714,503

Shares		Value ($)

Domestic Equity - 0.1%

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
6,572	Wells Fargo & Co.	163,856

	Total Preferred Stocks (Cost $164,300)	163,856

	Total Domestic Equity (Cost $164,300)	163,856

Investment Companies (j) - 8.9%
13,844,728	State Street Navigator Prime Securities Lending Portfolio	13,844,728

	Total Investment Companies (Cost $13,844,728)	13,844,728

Total Investments - 107.3%		166,723,087

(Cost $166,306,732)
Other Assets & Liabilities, Net - (7.3)%		(11,323,903)

Net Assets - 100.0%		155,399,184

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2014.
(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $11,566,901 or 7.4% of net assets.
(g)	Security purchased on a when-issued basis. As of March 31, 2014, assets with a total aggregate market value of $104,090, or 0.1% of net assets, were purchased on a when-issued basis.
(h)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $14,941,045. The loaned securities were secured with cash and securities collateral of $15,247,688. Collateral is calculated based on prior day’s prices. See Note 4.
(i)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2014 and will reset at a future date.
(j)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ARM	Adjustable Rate Mortgage
MTN	Medium-Term Note
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

40	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Fixed Income Fund

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $400,000 was pledged as collateral, open at March 31, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	June 2014	102	$22,395,375	$(15,669)
5 Yr. U.S. Treasury Notes	June 2014	53	6,304,515	(2,714)

				(18,383)

Short Futures:
10 Yr. U.S. Treasury Notes	June 2014	127	15,684,500	109,509
Ultra Long U.S. Treasury Bonds	June 2014	9	1,300,219	(22,591)
U.S. Long Treasury Bonds	June 2014	82	10,923,937	(38,616)

				48,302

				$29,919

See accompanying Notes to Financial Statements.	41

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2014 (unaudited)

	Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)
Assets
Investments, at value(a)	365,404,808	29,647,061	196,356,967
Cash	39,288,075	148,410	4,891,707
Cash at prime broker (Note 2)	3,356,862	—	—
Restricted Cash — Futures (Note 3)	—	—	130,000
Foreign currency	45,596,818	—	—
Receivable for:
Investments sold	15,685,301	—	206,381
Dividend and interest	1,356,529	70,263	114,041
Fund shares sold	6,771,514	48,463	201,349
Prepaid expenses and other assets	100,803	12,002	47,146
Variation margin	—	—	16,330

Total assets	477,560,710	29,926,199	201,963,921

Liabilities
Payable for:
Upon receipt of securities loaned (Note 4)	75,650,084	6,577,052	1,393,326
Distributions to shareholders	133,664	10,877	—
Investments purchased	26,694,176	—	588,999
Fund shares redeemed	413,739	10,226	131,952
Investment advisory and administration fees (Note 7)	110,543	11,344	102,045
Trustees’ fees	8,986	616	6,928
Distribution and shareholder service fees (Note 7)	20,354	1,035	11,745
Transfer agent fees	34,537	—	24,954
Commitment fee payable (Note 6)	424	27	370
Accrued expenses and other liabilities	91,857	4,993	66,716

Total liabilities	103,158,364	6,616,170	2,327,035

Net Assets	374,402,346	23,310,029	199,636,886

Net Assets Consist of:
Par value (Note 1)	35,956	1,623	6,250
Paid-in capital	345,942,316	18,886,590	122,601,694
Accumulated net investment income (loss)	100,514	(681)	(203)
Accumulated net realized gain (loss) from investments, securities sold short, futures contracts and foreign currency transactions	10,692,314	124,753	3,511,640
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	17,631,246	4,297,744	73,517,505

Net Assets	374,402,346	23,310,029	199,636,886

Investments, at cost	347,819,202	25,349,317	122,855,702
Foreign currency, at cost	45,596,489	—	—
(a) Includes market value of securities on loan:	78,609,260	6,499,023	1,340,785

42	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

54,303,918	84,828,822	29,034,748	166,723,087
221,922	9,463,851	540,914	17,164,364
—	—	—	—
—	246,000	—	400,000
—	3,548	—	—

260,265	1,844,495	565,809	13,801,266
46,102	238,811	357,020	760,259
10,772	33,145	933	10,335
15,096	22,145	12,168	37,455
—	52,095	—	49,814

54,858,075	96,732,912	30,511,592	198,946,580

12,005,885	15,614,184	—	13,844,728
—	—	22,804	37,301
192,003	3,104,647	1,401,283	29,376,527
618	105,628	9,261	124,801
34,655	33,010	8,634	39,720
1,606	3,189	1,338	7,041
2,798	5,190	1,730	8,953
8,046	13,734	2,606	24,736
89	183	79	424
16,612	38,764	15,920	83,165

12,262,312	18,918,529	1,463,655	43,547,396

42,595,763	77,814,383	29,047,937	155,399,184

2,862	3,256	2,459	12,200
30,600,494	68,985,416	27,605,008	159,368,978
(196,530)	407,924	51,640	(131,404)
1,683,594	(818,028)	(451,032)	(4,296,864)
10,505,343	9,235,815	1,839,862	446,274

42,595,763	77,814,383	29,047,937	155,399,184

43,798,575	75,607,418	27,194,886	166,306,732
—	3,538	—	—
11,870,205	16,595,918	—	14,941,045

See accompanying Notes to Financial Statements.	43

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2014 (unaudited)

	Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)
Class A:
Net assets	292,628,955	5,481,032	154,990,823
Shares outstanding ($0.001 par value; unlimited shares authorized)	28,491,249	367,060	4,805,347

Net asset value per share(a)(b)	10.27	14.93	32.25

Maximum offering price per share(c)	10.90	15.84	34.22

Class C:
Net assets	24,064,340	2,793,108	14,784,622
Shares outstanding ($0.001 par value; unlimited shares authorized)	2,594,099	196,926	540,358

Net asset value and offering price per share(a)	9.28	14.18	27.36

Class R:
Net assets	5,455	—	473,386
Shares outstanding ($0.001 par value; unlimited shares authorized)	523	—	14,858

Net asset value, offering and redemption price per share	10.43	—	31.86

Class Y:
Net assets	57,703,596	15,035,889	29,388,055
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,870,389	1,059,335	889,527

Net asset value, offering and redemption price per share	11.85	14.19	33.04

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Tax-Exempt Fund and Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

44	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

37,340,704	71,484,774	27,957,749	152,521,032
2,466,711	2,972,727	2,367,513	11,974,597

15.14	24.05	11.81	12.74

16.06	25.52	12.33	13.31

3,530,572	5,977,893	922,667	2,723,896
287,160	268,949	78,169	213,582

12.29	22.23	11.80	12.75

1,479	1,207	—	2,129
99	50	—	167

14.98	24.17	—	12.74

1,723,008	350,509	167,521	152,127
107,562	14,418	13,118	11,952

16.02	24.31	12.77	12.73

See accompanying Notes to Financial Statements.	45

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2014 (unaudited)

	Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)
Investment Income
Income:
Dividends	1,167,762	323,128	1,407,895
Less: Foreign taxes withheld	(11,879)	(5,528)	—
Interest	2,233,107	136	1,534
Securities lending income (Note 4)	110,529	5,330	12,026

Total Income	3,499,519	323,066	1,421,455

Expenses:
Investment advisory and administration fees (Note 7)	516,773	125,880	580,327
Distribution and shareholder service fees: (Note 7)
Class A	296,351	8,022	187,327
Class B(a)	50	—	273
Class C	46,405	12,699	72,228
Class R	13	—	1,051
Transfer agent fees	95,645	4,678	62,779
Trustees fees (Note 7)	16,138	1,375	13,259
Accounting services fees	90,764	3,329	32,384
Audit fees	64,467	5,457	52,278
Legal fees	82,354	5,843	64,340
Registration fees	12,017	9,400	13,541
Insurance	23,798	2,009	19,728
Reports to shareholders	67,834	5,036	37,311
Commitment fees-credit agreement (Note 6)	1,585	126	1,273
Dividends and fees on securities sold short (Note 2)	220	—	—
Other	3,509	1,015	1,424

Total operating expenses before waiver and reimbursement (Note 7)	1,317,923	184,869	1,139,523
Less: Expenses waived or borne by the adviser and administrator	—	(59,248)	—

Net operating expenses	1,317,923	125,621	1,139,523

Net investment income (loss)	2,181,596	197,445	281,932

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	23,978,180	126,324	5,564,933
Securities sold short (Note 2)	63,738	—	—
Futures contracts (Note 3)	—	—	131,303
Foreign currency related transactions	144,435	—	—
Change in unrealized appreciation (depreciation) on:
Investments	14,453,634	1,580,855	11,656,789
Futures contracts (Note 3)	—	—	39,952
Foreign currency related translations	36,839	—	—

Net realized and unrealized gain on investments	38,676,826	1,707,179	17,392,977

Total increase in net assets resulting from operations	40,858,422	1,904,624	17,674,909

(a)	Class B Shares liquidated on January 31, 2014.

46	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

245,246	547,745	—	5,607
—	(6,701)	—	—
308	386,806	582,897	2,380,686
16,795	13,595	—	14,932

262,349	941,445	582,897	2,401,225

201,094	195,027	53,175	238,679

46,383	89,546	36,535	195,019
368	382	—	177
17,440	29,818	4,760	14,605
4	4	—	5
19,583	32,867	5,978	58,292
2,981	5,606	2,198	11,561
8,565	88,992	5,709	52,423
11,685	22,760	8,729	45,464
14,893	29,289	12,223	64,492
8,991	9,260	7,711	8,966
4,467	8,419	3,350	17,302
9,428	19,607	8,214	41,374
290	553	222	1,169
—	—	—	—
1,324	1,383	1,063	4,451

347,496	533,513	149,867	753,979
—	—	—	—

347,496	533,513	149,867	753,979

(85,147)	407,932	433,030	1,647,246

1,905,880	2,305,864	61,105	(579,781)
—	—	—	—
—	294,097	—	(401,793)
—	(4,140)	—	—

1,677,457	1,388,310	394,091	2,410,491
—	40,692	—	267,041
—	(490)	—	—

3,583,337	4,024,333	455,196	1,695,958

3,498,190	4,432,265	888,226	3,343,204

See accompanying Notes to Financial Statements.	47

STATEMENTS OF CHANGES IN NET ASSETS

	Highland Global Allocation Fund		Highland Dividend Equity Fund

	Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)	Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	2,181,596	2,550,614	197,445	245,914
Net realized gain on investments, securities sold short, futures contracts and foreign currency transactions	24,186,353	52,241,435	126,324	293,086
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	14,490,473	(28,196,056)	1,580,855	1,603,349

Net increase from operations	40,858,422	26,595,993	1,904,624	2,142,349

Distributions to shareholders from:
Net investment income
Class A	(2,152,018)	(2,440,188)	(36,718)	(19,777)
Class B(a)	(84)	—	—	—
Class C	(82,541)	(23,213)	(12,810)	(14,926)
Class R	(37)	(23)	—	—
Class Y	(152,381)	(29,166)	(137,741)	(226,534)
Net realized gains
Class A	(7,861,250)	(42,090,724)	(63,397)	(253)
Class B(a)	(620)	(1,975)	—	—
Class C	(270,296)	(1,008,429)	(36,581)	(634)
Class R	(170)	(557)	—	—
Class Y	(73,810)	(314,032)	(193,027)	(5,856)

Total distributions	(10,593,207)	(45,908,307)	(480,274)	(267,980)

Increase (decrease) in net assets from operations and distributions	30,265,215	(19,312,314)	1,424,350	1,874,369

Share transactions:
Proceeds from sale of shares
Class A	57,349,548	7,432,768	2,145,849	3,009,351
Class B(a)	—	—	—	—
Class C	19,455,212	1,595,170	788,739	1,093,993
Class R	—	—	—	—
Class Y	56,512,985	1,140,119	2,171,074	3,355,856
Value of distributions reinvested
Class A	9,418,256	42,110,520	60,662	14,577
Class B(a)	704	1,891	—	—
Class C	263,041	753,385	46,751	14,997
Class R	207	581	—	—
Class Y	126,537	259,100	223,886	50,131
Cost of shares redeemed
Class A	(18,091,605)	(45,421,877)	(501,768)	(91,966)
Class B(a)	(17,813)	(58,000)	—	—
Class C	(1,323,943)	(1,154,764)	(196,895)	(105,177)
Class R	—	—	—	—
Class Y	(498,132)	(3,124,105)	(960,289)	(2,225,948)
Reorganization (Note 10)
Class A	—	34,446,774	—	—
Class B(a)	—	11,345	—	—
Class C	—	821,843	—	—
Class R	—	2,157	—	—
Class Y	—	28,668	—	—
Redemption fees (Note 2)	—	—	170	11,216

Net increase (decrease) from shares transactions	123,194,997	38,845,575	3,778,179	5,127,030

Total increase (decrease) in net assets	153,460,212	19,533,261	5,202,529	7,001,399
Net Assets
Beginning of period	220,942,134	201,408,873	18,107,500	11,106,101

End of period	374,402,346	220,942,134	23,310,029	18,107,500

Accumulated net investment income (loss)	100,514	305,979	(681)	(10,857)

(a)	Class B Shares liquidated on January 31, 2014.

48	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)	Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)	Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)

281,932	623,405	(85,147)	(243,486)	407,932	680,907
5,696,236	12,850,299	1,905,880	3,697,037	2,595,821	5,063,668
11,696,741	17,076,307	1,677,457	5,214,748	1,428,512	2,524,356

17,674,909	30,550,011	3,498,190	8,668,299	4,432,265	8,268,931

(183,218)	(644,361)	—	—	(657,649)	(729,626)
—	—	—	—	(537)	—
—	—	—	—	(24,485)	(17,913)
—	(701)	—	—	(9)	(8)
(97,961)	(180,681)	—	—	(3,726)	(4,116)

(8,779,848)	—	(2,500,608)	(2,434,687)	—	—
(6,218)	—	(10,091)	(11,985)	—	—
(983,653)	—	(277,003)	(252,014)	—	—
(23,611)	—	(97)	(82)	—	—
(1,670,489)	—	(106,727)	(32,700)	—	—

(11,744,998)	(825,743)	(2,894,526)	(2,731,468)	(686,406)	(751,663)

5,929,911	29,724,268	603,664	5,936,831	3,745,859	7,517,268

10,927,448	12,255,486	605,876	973,287	1,680,244	864,332
—	—	58	718	—	—
1,192,990	3,720,346	156,505	433,328	199,963	310,250
87,535	126,024	—	—	—	—
2,313,344	4,008,564	196,869	1,212,701	48,391	111,487

8,476,522	595,594	2,408,084	2,306,485	580,742	647,468
6,218	—	6,025	7,196	419	—
898,201	—	257,874	231,119	13,112	11,221
23,611	702	97	82	9	8
1,513,069	144,768	94,104	32,700	2,305	2,669

(10,098,816)	(22,180,485)	(2,127,647)	(6,331,207)	(5,712,385)	(12,105,362)
(96,612)	(35,665)	(124,315)	(56,868)	(135,238)	(21,868)
(1,184,490)	(2,604,447)	(363,430)	(563,505)	(546,729)	(1,860,595)
(16,827)	(49,241)	—	—	—	—
(2,130,427)	(6,876,478)	(139,145)	(422,298)	(42,115)	(34,431)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

11,911,766	(10,894,832)	970,955	(2,176,262)	(3,911,282)	(12,074,821)

17,841,677	18,829,436	1,574,619	3,760,569	(165,423)	(4,557,553)

181,795,209	162,965,773	41,021,144	37,260,575	77,979,806	82,537,359

199,636,886	181,795,209	42,595,763	41,021,144	77,814,383	77,979,806

(203)	(956)	(196,530)	(111,383)	407,924	686,398

See accompanying Notes to Financial Statements.	49

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)	Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	433,030	852,091	1,647,246	2,419,193
Net realized gain (loss) on investments and futures contracts	61,105	45,981	(981,574)	72,890
Net change in unrealized appreciation (depreciation) on investments and futures contracts	394,091	(2,032,081)	2,677,532	(6,016,127)

Net increase (decrease) from operations	888,226	(1,134,009)	3,343,204	(3,524,044)

Distributions to shareholders from:
Net investment income
Class A	(419,759)	(817,745)	(1,705,923)	(2,403,347)
Class B(a)	—	(6)	(268)	(451)
Class C	(10,121)	(27,027)	(21,095)	(20,974)
Class R	—	—	(22)	(24)
Class Y	(3,195)	(7,268)	(1,832)	(11,577)
Return of Capital
Class A	—	—	—	(229,542)
Class B(a)	—	—	—	(106)
Class C	—	—	—	(4,725)
Class R	—	—	—	(3)
Class Y	—	—	—	(1,140)

Total distributions	(433,075)	(852,046)	(1,729,140)	(2,671,889)

Increase (decrease) in net assets from operations and distributions	455,151	(1,986,055)	1,614,064	(6,195,933)

Share transactions:
Proceeds from sale of shares
Class A	183,138	2,728,329	1,183,446	2,305,069
Class B(a)	—	—	—	2,140
Class C	2,411	19,589	315,436	230,537
Class Y	584	144,176	14,074	64,744
Value of distributions reinvested
Class A	258,104	495,158	1,446,835	2,215,918
Class B(a)	—	5	105	263
Class C	5,807	11,654	14,528	16,345
Class R	—	—	22	27
Class Y	1,214	1,775	1,081	8,104
Cost of shares redeemed
Class A	(3,312,442)	(4,697,889)	(13,367,363)	(38,848,745)
Class B(a)	—	(1,725)	(63,862)	(55,786)
Class C	(99,088)	(670,996)	(731,928)	(2,077,030)
Class Y	(102,723)	(44,304)	(23,541)	(1,473,401)

Net decrease from shares transactions	(3,062,995)	(2,014,228)	(11,211,167)	(37,611,815)

Total decrease in net assets	(2,607,844)	(4,000,283)	(9,597,103)	(43,807,748)
Net Assets
Beginning of period	31,655,781	35,656,064	164,996,287	208,804,035

End of period	29,047,937	31,655,781	155,399,184	164,996,287

Accumulated net investment income (loss)	51,640	51,685	(131,404)	(49,510)

(a)	Class B Shares liquidated on January 31, 2014.

50	See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Global Allocation Fund		Highland Dividend Equity Fund

	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Class A:
Shares sold	5,595,672	719,796	148,271	219,235
Issued for distribution reinvested	974,969	4,581,534	4,178	1,095
Shares redeemed	(1,836,896)	(4,376,514)	(34,302)	(6,890)
Subscriptions from Reorganization (Note 10)	—	3,802,075	—	—

Net increase (decrease) in fund shares	4,733,745	4,726,891	118,147	213,440

Class B(a):
Shares sold	—	—	—	—
Issued for distribution reinvested	78	212	—	—
Shares redeemed	(1,907)	(5,993)	—	—
Subscriptions from Reorganization (Note 10)	—	1,333	—	—

Net (decrease) in fund shares	(1,829)	(4,448)	—	—

Class C:
Shares sold	2,113,004	160,626	57,852	89,589
Issued for distribution reinvested	30,013	90,020	3,390	1,247
Shares redeemed	(146,816)	(114,653)	(14,921)	(7,897)
Subscriptions from Reorganization (Note 10)	—	99,859	—	—

Net increase (decrease) in fund shares	1,996,201	235,852	46,321	82,939

Class R:
Shares sold	—	—	—	—
Issued for distribution reinvested	21	63	—	—
Shares redeemed	—	—	—	—
Subscriptions from Reorganization (Note 10)	—	235	—	—

Net increase in fund shares	21	298	—	—

Class Y:
Shares sold	4,757,728	96,431	157,397	259,930
Issued for distribution reinvested	11,042	24,457	16,219	4,099
Shares redeemed	(42,790)	(253,814)	(69,501)	(178,394)
Subscriptions from Reorganization (Note 10)	—	2,759	—	—

Net increase (decrease) in fund shares	4,725,980	(130,167)	104,115	85,635

(a)	Class B Shares liquidated on January 31, 2014.

52	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

337,746	440,263	40,230	72,815	71,212	39,855
265,801	23,588	162,929	196,130	24,629	31,188
(312,718)	(810,770)	(140,541)	(480,803)	(241,172)	(560,067)
—	—	—	—	—	—

290,829	(346,919)	62,618	(211,858)	(145,331)	(489,024)

—	—	—	73	—	—
230	—	497	731	18	—
(3,526)	(1,608)	(10,070)	(5,314)	(5,833)	(1,078)
—	—	—	—	—	—

(3,296)	(1,608)	(9,573)	(4,510)	(5,815)	(1,078)

43,460	150,159	12,596	38,055	9,096	15,158
33,181	—	21,435	23,703	600	582
(42,861)	(110,821)	(28,554)	(50,262)	(25,068)	(93,193)
—	—	—	—	—	—

33,780	39,338	5,477	11,496	(15,372)	(77,453)

2,741	4,654	—	—	—	—
750	28	7	7	—	1
(532)	(1,819)	—	—	—	—
—	—	—	—	—	—

2,959	2,863	7	7	—	1

69,331	141,415	12,305	91,241	2,043	5,217
46,220	5,613	6,021	2,646	97	127
(64,587)	(246,419)	(8,678)	(30,107)	(1,773)	(1,573)
—	—	—	—	—	—

50,964	(99,391)	9,648	63,780	367	3,771

See accompanying Notes to Financial Statements.	53

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Class A:
Shares sold	15,781	220,498	93,334	179,027
Issued for distribution reinvested	22,029	41,001	113,958	173,351
Shares redeemed	(282,114)	(385,501)	(1,055,421)	(3,019,499)

Net decrease in fund shares	(244,304)	(124,002)	(848,129)	(2,667,121)

Class B(a):
Shares sold	—	—	—	164
Issued for distribution reinvested	—	—	8	21
Shares redeemed	—	(139)	(5,051)	(4,322)

Net increase (decrease) in fund shares	—	(139)	(5,043)	(4,137)

Class C:
Shares sold	206	1,592	24,936	17,841
Issued for distribution reinvested	496	965	1,143	1,284
Shares redeemed	(8,504)	(56,730)	(57,874)	(160,445)

Net decrease in fund shares	(7,802)	(54,173)	(31,795)	(141,320)

Class R:
Issued for distribution reinvested	—	—	2	2

Net increase in fund shares	—	—	2	2

Class Y:
Shares sold	46	10,924	1,108	5,027
Issued for distribution reinvested	96	137	85	627
Shares redeemed	(8,136)	(3,433)	(1,860)	(113,628)

Net increase (decrease) in fund shares	(7,994)	7,628	(667)	(107,974)

(a)	Class B Shares liquidated on January 31, 2014.

54	See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY

FINANCIAL HIGHLIGHTS

For the six month period ended March 31, 2014 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations				Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Return of Capital	Total Distributions
Highland Global Allocation Fund
Class A
2014(d)	$9.03	$0.08		$1.56	$1.64	$(0.06)	$(0.34)		$—	$(0.40)
2013	10.24	0.15		1.45	1.60	(0.15)	(2.66)		—	(2.81)
2012	8.15	0.07		2.11	2.18	(0.09)	—		—	(0.09)
2011	8.45	0.08		(0.31)	(0.23)	(0.07)	—		—	(0.07)
2010	8.07	0.08		0.38	0.46	(0.08)	—		—	(0.08)
2009	8.86	0.10		(0.69)	(0.59)	(0.10)	(0.10)		—	(0.20)
Class C
2014(d)	$8.20	$0.05		$1.42	$1.47	$(0.05)	$(0.34)		$—	$(0.39)
2013	9.51	0.07		1.34	1.41	(0.06)	(2.66)		—	(2.72)
2012	7.58	—	(g)	1.96	1.96	(0.03)	—		—	(0.03)
2011	7.86	0.01		(0.29)	(0.28)	—	—		—	—
2010	7.54	0.02		0.34	0.36	(0.04)	—		—	(0.04)
2009	8.28	0.04		(0.64)	(0.60)	(0.04)	(0.10)		—	(0.14)
Class R
2014(d)	$9.16	$0.07		$1.60	$1.67	$(0.06)	$(0.34)		$—	$(0.40)
2013	10.33	0.14		1.46	1.60	(0.11)	(2.66)		—	(2.77)
2012	8.16	0.05		2.14	2.19	(0.02)	—		—	(0.02)
2011	8.44	0.06		(0.29)	(0.23)	(0.05)	—		—	(0.05)
2010	8.06	0.06		0.37	0.43	(0.05)	—		—	(0.05)
2009	8.85	0.08		(0.69)	(0.61)	(0.08)	(0.10)		—	(0.18)
Class Y
2014(d)	$10.36	$0.14		$1.76	$1.90	$(0.07)	$(0.34)		$—	$(0.41)
2013	11.38	0.17		1.65	1.82	(0.18)	(2.66)		—	(2.84)
2012	9.04	0.08		2.37	2.45	(0.11)	—		—	(0.11)
2011	9.37	0.12		(0.36)	(0.24)	(0.09)	—		—	(0.09)
2010	8.94	0.10		0.43	0.53	(0.10)	—		—	(0.10)
2009	9.79	0.12		(0.75)	(0.63)	(0.12)	(0.10)		—	(0.22)

Highland Dividend Equity Fund
Class A
2014(d)	$13.92	$0.13		$1.16	$1.29	$(0.09)	$(0.19)		$—	$(0.28)
2013	11.96	0.21		1.95	2.16	(0.22)	(0.00	)(g)	—	(0.22)
2012(h)	10.00	0.11		2.00	2.11	(0.15)	—		—	(0.15)
Class C
2014(d)	$13.24	$0.07		$1.11	$1.18	$(0.05)	$(0.19)		$—	$(0.24)
2013	11.40	0.12		1.85	1.97	(0.14)	(0.00	)(g)	—	(0.14)
2012(h)	10.00	0.04		1.44	1.48	(0.08)	—		—	(0.08)
Class Y
2014(d)	$13.24	$0.14		$1.11	$1.25	$(0.11)	$(0.19)		$—	$(0.30)
2013	11.40	0.25		1.84	2.09	(0.26)	(0.00	)(g)	—	(0.26)
2012(h)	10.00	0.14		1.44	1.58	(0.18)	—		—	(0.18)

56	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$10.27	18.76	%(e)	$292,629	1.68%	1.00%		1.00%	115	%(e)
—	9.03	15.89		214,521	1.38	1.14		1.14	236
—	10.24	26.97		194,779	0.77	1.41		1.41	47
—	8.15	(2.85)		29,171	0.89	1.13	(f)	1.13	47
—	8.45	5.70		34,667	1.00	1.36	(f)	1.41	50
—	8.07	(6.11)		34,466	1.39	1.33	(f)	1.52	69

$—	$9.28	18.44	%(e)	$24,064	1.11%	1.76%		1.76%	115	%(e)
—	8.20	14.97		4,905	0.67	1.88		1.88	236
—	9.51	25.97		3,443	0.02	2.16		2.16	47
—	7.58	(3.56)		1,361	0.14	1.88	(f)	1.88	47
—	7.86	4.83		1,907	0.25	2.12	(f)	2.16	50
—	7.54	(6.76)		1,852	0.60	2.08	(f)	2.27	69

$—	$10.43	18.66	%(e)	$5	1.45%	1.25%		1.25%	115	%(e)
—	9.16	15.69		5	1.32	1.26		1.26	236
—	10.33	26.87		2	0.52	1.66		1.66	47
—	8.16	(2.82)		1	0.64	1.38	(f)	1.38	47
—	8.44	5.34		9	0.75	1.61	(f)	1.66	50
—	8.06	(6.35)		9	1.11	1.58	(f)	1.77	69

$—	$11.85	18.89	%(e)	$57,704	2.38%	0.75%		0.75%	115	%(e)
—	10.36	16.27		1,495	1.44	0.87		0.87	236
—	11.38	27.34		3,124	1.02	1.16		1.16	47
—	9.04	(2.68)		94	1.14	0.88	(f)	0.88	47
—	9.37	5.88		149	1.19	1.11	(f)	1.14	50
—	8.94	(5.83)		294	1.48	1.01	(f)	1.07	69

$—(g)	$14.93	9.52	%(e)	$5,481	1.75%	1.35%		1.92%	5	%(e)
0.02	13.92	18.47		3,464	1.52	1.40		2.62	6
—(g)	11.96	21.16	(e)	424	1.10	2.25		4.03	6	(e)

$—(g)	$14.18	9.14	%(e)	$2,793	1.04%	2.00%		2.56%	5	%(e)
0.01	13.24	17.59		1,994	0.93	2.04		3.19	6
—(g)	11.40	14.89	(e)	771	0.45	2.90		4.68	6	(e)

$—(g)	$14.19	9.75	%(e)	$15,036	2.08%	1.00%		1.56%	5	%(e)
0.01	13.24	18.72		12,650	1.98	1.02		2.17	6
—(g)	11.40	15.90	(e)	9,911	1.45	1.90		3.68	6	(e)

See accompanying Notes to Financial Statements.	57

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2014 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Premier Growth Equity Fund
Class A
2014(d)	$31.22	$0.05	$2.97	$3.02	$(0.04)	$(1.95)	$—	$(1.99)
2013	26.13	0.11	5.12	5.23	(0.14)	—	—	(0.14)
2012	19.39	0.03	6.71	6.74	—	—	—	—
2011	19.45	— (g)	(0.06)	(0.06)	—	—	—	—
2010	18.45	(0.01)	1.06	1.05	(0.05)	—	—	(0.05)
2009	20.84	0.06	(1.27)	(1.21)	(0.01)	(1.17)	—	(1.18)
Class C
2014(d)	$26.82	$(0.06)	$2.55	$2.49	$—	$(1.95)	$—	$(1.95)
2013	22.50	(0.09)	4.41	4.32	—	—	—	—
2012	16.82	(0.12)	5.80	5.68	—	—	—	—
2011	17.00	(0.15)	(0.03)	(0.18)	—	—	—	—
2010	16.21	(0.14)	0.93	0.79	—	—	—	—
2009	18.62	(0.06)	(1.18)	(1.24)	—	(1.17)	—	(1.17)
Class R
2014(d)	$30.86	$0.01	$2.94	$2.95	$—	$(1.95)	$—	$(1.95)
2013	25.84	0.02	5.08	5.10	(0.08)	—	—	(0.08)
2012	19.22	(0.03)	6.65	6.62	—	—	—	—
2011	19.33	(0.06)	(0.05)	(0.11)	—	—	—	—
2010	18.39	(0.06)	1.05	0.99	(0.05)	—	—	(0.05)
2009	20.80	0.02	(1.26)	(1.24)	—	(1.17)	—	(1.17)
Class Y
2014(d)	$31.96	$0.09	$3.05	$3.14	$(0.11)	$(1.95)	$—	$(2.06)
2013	26.74	0.18	5.24	5.42	(0.20)	—	—	(0.20)
2012	19.80	0.09	6.85	6.94	—	—	—	—
2011	19.81	0.05	(0.06)	(0.01)	—	—	—	—
2010	18.78	0.04	1.08	1.12	(0.09)	—	—	(0.09)
2009	21.25	0.11	(1.31)	(1.20)	(0.10)	(1.17)	—	(1.27)

Highland Small-Cap Equity Fund
Class A
2014(d)	$14.93	$(0.03)	$1.30	$1.27	$—	$(1.06)	$—	$(1.06)
2013	12.88	(0.06)	3.07	3.01	—	(0.96)	—	(0.96)
2012	10.07	(0.10)	2.91	2.81	—	—	—	—
2011	9.64	(0.07)	0.50	0.43	—	—	—	—
2010	8.49	(0.03)	1.18	1.15	—	—	—	—
2009	10.73	(0.04)	(1.34)	(1.38)	—	(0.86)	—	(0.86)
Class C
2014(d)	$12.35	$(0.07)	$1.07	$1.00	$—	$(1.06)	$—	$(1.06)
2013	10.91	(0.16)	2.56	2.40	—	(0.96)	—	(0.96)
2012	8.59	(0.17)	2.49	2.32	—	—	—	—
2011	8.29	(0.14)	0.44	0.30	—	—	—	—
2010	7.35	(0.08)	1.02	0.94	—	—	—	—
2009	9.53	(0.08)	(1.24)	(1.32)	—	(0.86)	—	(0.86)

58	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$32.25	9.76	%(e)	$154,991	0.31%	1.16%		1.16%	9	%(e)
—	31.22	20.12		140,949	0.39	1.25		1.27	20
—	26.13	34.76		127,028	0.14	1.22		1.31	16
—	19.39	(0.31)		109,321	(0.02)	1.07	(f)	1.10	23
—	19.45	5.69		140,095	(0.08)	1.00	(f)	1.00	21
—	18.45	(3.58)		149,681	0.36	1.10	(f)	1.10	27

$—	$27.36	9.37	%(e)	$14,785	(0.44)%	1.91%		1.91%	9	%(e)
—	26.82	19.20		13,589	(0.37)	2.00		2.02	20
—	22.50	33.77		10,512	(0.61)	1.97		2.06	16
—	16.82	(1.06)		10,248	(0.77)	1.82	(f)	1.85	23
—	17.00	4.87		13,770	(0.83)	1.75	(f)	1.75	21
—	16.21	(4.23)		14,378	(0.41)	1.85	(f)	1.85	27

$—	$31.86	9.65	%(e)	$473	0.05%	1.41%		1.41%	9	%(e)
—	30.86	19.80		367	0.08	1.50		1.52	20
—	25.84	34.44		233	(0.11)	1.47		1.56	16
—	19.22	(0.57)		171	(0.27)	1.32	(f)	1.35	23
—	19.33	5.40		103	(0.31)	1.23	(f)	1.24	21
—	18.39	(3.76)		9	0.10	1.35	(f)	1.35	27

$—	$33.04	9.91	%(e)	$29,388	0.56%	0.91%		0.91%	9	%(e)
—	31.96	20.45		26,802	0.64	1.00		1.02	20
—	26.74	35.05		25,083	0.39	0.97		1.06	16
—	19.80	(0.05)		24,705	0.23	0.82	(f)	0.85	23
—	19.81	5.94		36,848	0.19	0.74	(f)	0.74	21
—	18.78	(3.30)		22,971	0.70	0.85	(f)	0.85	27

$—	$15.14	8.66	%(e)	$37,341	(0.35)%	1.59%		1.59%	13	%(e)
—	14.93	25.36		35,882	(0.47)	1.91		1.91	64
—	12.88	27.91		33,698	(0.86)	2.00		2.00	24
—	10.07	4.46		31,155	(0.65)	1.91	(f)	1.92	71
—	9.64	13.55		34,798	(0.33)	1.81	(f)	1.97	42
—	8.49	(10.17)		32,456	(0.56)	2.14	(f)	2.20	51

$—	$12.29	8.25	%(e)	$3,531	(1.10)%	2.34%		2.34%	13	%(e)
—	12.35	24.39		3,480	(1.21)	2.66		2.66	64
—	10.91	26.89		2,947	(1.61)	2.75		2.75	24
—	8.59	3.62		2,587	(1.40)	2.66	(f)	2.67	71
—	8.29	12.79		2,832	(1.08)	2.56	(f)	2.71	42
—	7.35	(10.90)		2,839	(1.30)	2.89	(f)	2.95	51

See accompanying Notes to Financial Statements.	59

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2014 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions

Highland Small-Cap Equity Fund (continued)
Class R
2014(d)	$14.79	$(0.04)	$1.29	$1.25	$—	$(1.06)	$—	$(1.06)
2013	12.79	(0.09)	3.05	2.96	—	(0.96)	—	(0.96)
2012	9.99	(0.13)	2.93	2.80	—	—	—	—
2011	9.58	(0.10)	0.51	0.41	—	—	—	—
2010	8.46	(0.05)	1.17	1.12	—	—	—	—
2009	10.72	(0.06)	(1.34)	(1.40)	—	(0.86)	—	(0.86)
Class Y
2014(d)	$15.72	$(0.01)	$1.37	$1.36	$—	$(1.06)	$—	$(1.06)
2013	13.48	(0.05)	3.25	3.20	—	(0.96)	—	(0.96)
2012	10.51	(0.08)	3.05	2.97	—	—	—	—
2011	10.04	(0.05)	0.52	0.47	—	—	—	—
2010	8.82	—	1.22	1.22	—	—	—	—
2009	11.06	(0.01)	(1.37)	(1.38)	—	(0.86)	—	(0.86)

Highland Total Return Fund
Class A
2014(d)	$22.93	$0.13	$1.21	$1.34	$(0.22)	$—	$—	$(0.22)
2013	20.85	0.20	2.09	2.29	(0.21)	—	—	(0.21)
2012	18.03	0.19	2.87	3.06	(0.24)	—	—	(0.24)
2011	18.80	0.21	(0.87)	(0.66)	(0.11)	—	—	(0.11)
2010	17.90	0.17	0.99	1.16	(0.26)	—	—	(0.26)
2009	20.16	0.26	(1.08)	(0.82)	(0.39)	(1.05)	—	(1.44)
Class C
2014(d)	$21.17	$0.04	$1.11	$1.15	$(0.09)	$—	$—	$(0.09)
2013	19.25	0.03	1.94	1.97	(0.05)	—	—	(0.05)
2012	16.63	0.04	2.65	2.69	(0.07)	—	—	(0.07)
2011	17.37	0.06	(0.80)	(0.74)	—	—	—	—
2010	16.59	0.03	0.91	0.94	(0.16)	—	—	(0.16)
2009	18.76	0.13	(1.01)	(0.88)	(0.24)	(1.05)	—	(1.29)
Class R
2014(d)	$23.04	$0.10	$1.21	$1.31	$(0.18)	$—	$—	$(0.18)
2013	20.94	0.28	1.99	2.27	(0.17)	—	—	(0.17)
2012	18.02	0.14	2.88	3.02	(0.10)	—	—	(0.10)
2011	18.79	0.16	(0.86)	(0.70)	(0.07)	—	—	(0.07)
2010	17.87	0.12	0.99	1.11	(0.19)	—	—	(0.19)
2009	20.13	0.23	(1.09)	(0.86)	(0.35)	(1.05)	—	(1.40)
Class Y
2014(d)	$23.20	$0.16	$1.21	$1.37	$(0.26)	$—	$—	$(0.26)
2013	21.09	0.27	2.11	2.38	(0.27)	—	—	(0.27)
2012	18.24	0.24	2.90	3.14	(0.29)	—	—	(0.29)
2011	19.03	0.27	(0.89)	(0.62)	(0.17)	—	—	(0.17)
2010	18.10	0.21	1.01	1.22	(0.29)	—	—	(0.29)
2009	20.39	0.31	(1.10)	(0.79)	(0.45)	(1.05)	—	(1.50)

60	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$14.98	8.60	%(e)	$1	(0.56)%	1.67%		1.67%	13	%(e)
—	14.79	25.24		1	(0.57)	1.99		1.99	64
—	12.79	27.93		1	(1.11)	2.25		2.25	24
—	9.99	4.28		1	(0.90)	2.16	(f)	2.17	71
—	9.58	13.24		9	(0.55)	2.03	(f)	2.19	42
—	8.46	(10.37)		8	(0.84)	2.39	(f)	2.45	51

$—	$16.02	8.80	%(e)	$1,723	(0.10)%	1.34%		1.34%	13	%(e)
—	15.72	25.66		1,539	(0.28)	1.64		1.64	64
—	13.48	28.26		460	(0.61)	1.75		1.75	24
—	10.51	4.68		209	(0.40)	1.66	(f)	1.67	71
—	10.04	13.83		198	(0.04)	1.58	(f)	1.72	42
—	8.82	(9.83)		1,035	(0.18)	1.89	(f)	1.95	51

$—	$24.05	5.85	%(e)	$71,485	1.10%	1.31%		1.31%	66	%(e)
—	22.93	11.15		71,505	0.92	1.33		1.34	138
—	20.85	17.01		75,216	0.97	1.60		1.82	169
—	18.03	(3.51)		79,574	1.07	1.42	(f)	1.46	177
—	18.80	6.51		104,835	0.92	1.15	(f)	1.26	137
—	17.90	(2.60)		105,256	1.66	1.08	(f)	1.13	144

$—	$22.23	5.44	%(e)	$5,978	0.35%	2.06%		2.06%	66	%(e)
—	21.17	10.28		6,019	0.17	2.08		2.09	138
—	19.25	16.17		6,965	0.22	2.35		2.57	169
—	16.63	(4.20)		8,183	0.32	2.17	(f)	2.21	177
—	17.37	5.71		11,714	0.19	1.90	(f)	2.01	137
—	16.59	(3.33)		10,841	0.90	1.83	(f)	1.88	144

$—	$24.17	5.68	%(e)	$1	0.85%	1.53%		1.53%	66	%(e)
—	23.04	10.99		1	1.27	1.28		1.28	138
—	20.94	16.68		1	0.72	1.85		2.07	169
—	18.02	(3.70)		1	0.82	1.67	(f)	1.71	177
—	18.79	6.25		9	0.66	1.41	(f)	1.52	137
—	17.87	(2.88)		9	1.40	1.33	(f)	1.38	144

$—	$24.31	5.93	%(e)	$351	1.36%	1.06%		1.06%	66	%(e)
—	23.20	11.41		326	1.22	1.08		1.09	138
—	21.09	17.36		217	1.22	1.35		1.57	169
—	18.24	(3.36)		238	1.32	1.17	(f)	1.21	177
—	19.03	6.81		5,070	1.16	0.90	(f)	1.00	137
—	18.10	(2.39)		7,788	1.90	0.83	(f)	0.88	144

See accompanying Notes to Financial Statements.	61

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2014 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions

Highland Tax-Exempt Fund
Class A
2014(d)	$11.64	$0.17	$0.16	$0.33	$(0.16)	$—	$—	$(0.16)
2013	12.34	0.31	(0.70)	(0.39)	(0.31)	—	—	(0.31)
2012	11.86	0.32	0.48	0.80	(0.32)	—	—	(0.32)
2011	11.97	0.34	(0.11)	0.23	(0.34)	—	—	(0.34)
2010	11.79	0.41	0.18	0.59	(0.41)	—	—	(0.41)
2009	10.90	0.41	0.88	1.29	(0.40)	—	—	(0.40)
Class C
2014(d)	$11.63	$0.12	$0.17	$0.29	$(0.12)	$—	$—	$(0.12)
2013	12.33	0.22	(0.71)	(0.49)	(0.21)	—	—	(0.21)
2012	11.86	0.23	0.47	0.70	(0.23)	—	—	(0.23)
2011	11.96	0.26	(0.10)	0.16	(0.26)	—	—	(0.26)
2010	11.78	0.33	0.17	0.50	(0.32)	—	—	(0.32)
2009	10.89	0.31	0.90	1.21	(0.32)	—	—	(0.32)
Class Y
2014(d)	$12.58	$0.20	$0.18	$0.38	$(0.19)	$—	$—	$(0.19)
2013	13.34	0.36	(0.76)	(0.40)	(0.36)	—	—	(0.36)
2012	12.83	0.37	0.51	0.88	(0.37)	—	—	(0.37)
2011	12.93	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
2010	12.74	0.48	0.19	0.67	(0.48)	—	—	(0.48)
2009	11.78	0.45	0.97	1.42	(0.46)	—	—	(0.46)

Highland Fixed Income Fund
Class A
2014(d)	$12.61	$0.13	$0.13	$0.26	$(0.13)	$—	$—	$(0.13)
2013	13.04	0.17	(0.41)	(0.24)	(0.17)	—	(0.02)	(0.19)
2012	12.54	0.20	0.59	0.79	(0.27)	—	(0.02)	(0.29)
2011	12.26	0.37	0.31	0.68	(0.40)	—	—	(0.40)
2010	11.71	0.36	0.63	0.99	(0.44)	—	—	(0.44)
2009	11.44	0.44	0.26	0.70	(0.43)	—	—	(0.43)
Class C
2014(d)	$12.62	$0.08	$0.14	$0.22	$(0.09)	$—	$—	$(0.09)
2013	13.06	0.07	(0.42)	(0.35)	(0.07)	—	(0.02)	(0.09)
2012	12.56	0.10	0.59	0.69	(0.17)	—	(0.02)	(0.19)
2011	12.27	0.27	0.33	0.60	(0.31)	—	—	(0.31)
2010	11.72	0.27	0.63	0.90	(0.35)	—	—	(0.35)
2009	11.46	0.35	0.26	0.61	(0.35)	—	—	(0.35)
Class R
2014(d)	$12.61	$0.12	$0.13	$0.25	$(0.12)	$—	$—	$(0.12)
2013	13.05	0.14	(0.42)	(0.28)	(0.14)	—	(0.02)	(0.16)
2012	12.55	0.16	0.59	0.75	(0.23)	—	(0.02)	(0.25)
2011	12.26	0.33	0.34	0.67	(0.38)	—	—	(0.38)
2010	11.71	0.33	0.63	0.96	(0.41)	—	—	(0.41)
2009	11.45	0.41	0.25	0.66	(0.40)	—	—	(0.40)

62	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$11.81	2.92	%(e)	$27,957	2.87%	0.96%		0.96%	13	%(e)
—	11.64	(3.26)		30,390	2.53	1.12		1.13	16
—	12.34	6.79		33,747	2.62	1.14		1.18	26
—	11.86	2.06		36,024	2.97	1.15	(f)	1.18	40
—	11.97	5.14		40,049	3.49	0.86	(f)	0.63	28
—	11.79	12.09		36,260	3.58	0.86	(f)	1.14	24

$—	$11.80	2.54	%(e)	$923	2.13%	1.72%		1.72%	13	%(e)
—	11.63	(3.98)		1,000	1.77	1.87		1.88	16
—	12.33	5.93		1,728	1.87	1.89		1.93	26
—	11.86	1.39		1,675	2.22	1.90	(f)	1.93	40
—	11.96	4.33		2,699	2.68	1.60	(f)	1.24	28
—	11.78	11.24		945	2.72	1.61	(f)	1.89	24

$—	$12.77	3.10	%(e)	$168	3.11%	0.71%		0.71%	13	%(e)
—	12.58	(3.03)		266	2.78	0.87		0.87	16
—	13.34	6.97		180	2.87	0.89		0.93	26
—	12.83	2.39		179	3.22	0.90	(f)	0.93	40
—	12.93	5.36		700	3.73	0.61	(f)	0.30	28
—	12.74	12.34		507	3.63	0.61	(f)	0.71	24

$—	$12.74	2.13	%(e)	$152,521	2.08%	0.93%		0.93%	181	%(e)
—	12.61	(1.92)		161,673	1.32	1.04		1.04	456
—	13.04	6.35		202,060	1.59	1.13		1.14	350
—	12.54	5.78		94,079	2.97	0.90	(f)	0.91	392
—	12.26	8.65		98,741	3.02	0.91	(f)	0.99	342
—	11.71	6.36		103,525	3.90	0.85	(f)	0.88	341

$—	$12.75	1.75	%(e)	$2,724	1.34%	1.68%		1.68%	181	%(e)
—	12.62	(2.57)		3,098	0.57	1.79		1.79	456
—	13.06	5.48		5,051	0.84	1.88		1.89	350
—	12.56	4.99		846	2.22	1.65	(f)	1.66	392
—	12.27	7.93		933	2.25	1.66	(f)	1.74	342
—	11.72	5.47		915	3.12	1.60	(f)	1.63	341

$—	$12.74	2.07	%(e)	$2	1.90%	1.05%		1.05%	181	%(e)
—	12.61	(2.14)		2	1.12	1.22		1.22	456
—	13.05	6.05		2	1.34	1.38		1.39	350
—	12.55	5.60		1	2.72	1.15	(f)	1.16	392
—	12.26	8.37		11	2.73	1.17	(f)	1.25	342
—	11.71	5.99		10	3.61	1.10	(f)	1.13	341

See accompanying Notes to Financial Statements.	63

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2014 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions

Highland Fixed Income Fund (continued)
Class Y
2014(d)	$12.60	$0.15	$0.13	$0.28	$(0.15)	$—	$—	$(0.15)
2013	13.03	0.16	(0.37)	(0.21)	(0.20)	—	(0.02)	(0.22)
2012	12.52	0.23	0.60	0.83	(0.29)	—	(0.03)	(0.32)
2011	12.24	0.40	0.31	0.71	(0.43)	—	—	(0.43)
2010	11.70	0.33	0.68	1.01	(0.47)	—	—	(0.47)
2009	11.43	0.46	0.27	0.73	(0.46)	—	—	(0.46)

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	The ratios for periods of less than one full year are annualized.
(d)	Unaudited.
(e)	Not annualized.
(f)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.
(g)	Less than $0.005 per share or less than 0.005%.
(h)	Class A commenced operations on November 23, 2011, Class C commenced operations on November 15, 2011 and Class Y commenced operations on November 14, 2011.

64	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$12.73	2.26	%(e)	$152	2.34%	0.68%		0.68%	181	%(e)
—	12.60	(1.60)		159	1.27	0.79		0.79	456
—	13.03	6.62		1,571	1.84	0.88		0.89	350
—	12.52	6.04		1,072	3.22	0.65	(f)	0.66	392
—	12.24	8.81		2,686	3.36	0.67	(f)	0.75	342
—	11.70	6.63		8,545	4.15	0.60	(f)	0.63	341

See accompanying Notes to Financial Statements.	65

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2014	Highland Funds II

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises thirteen portfolios (each a “Fund” and collectively the “Funds”), although only the following eight are currently being offered: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Dividend Equity Fund (the “Dividend Equity Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP (Master Limited Partnership) Fund is reported separately. The Alpha Trend Strategies fund liquidated on October 31, 2013. The Trend Following Fund liquidated on January 24, 2014. The Alternative Income Fund was sold on January 24, 2014.

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each fund (other than the Dividend Equity Fund and the Tax-Exempt Fund) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares. The Dividend Equity Fund currently offers four share classes to investors but has only sold three, namely Class A, Class C and Class Y shares. The Tax-Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y Shares. As of January 29, 2007, Class B Shares were closed to new investments for all Funds that offered Class B Shares. Class B Shares liquidated on January 31, 2014.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Global Allocation Fund	5.75
Dividend Equity Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Total Return Fund	5.75
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectuses. Purchases of

$1 million or more of Class A Shares at net asset value are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class R and Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Offering Costs

Costs of $109,695 incurred in connection with the offering of the Dividend Equity Fund were capitalized and amortized on a straight-line basis over twelve months based on the commencement date of the Fund, November 14, 2011.

Use of Estimates

The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

66	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 —	Quoted prices for identical investments in active markets.

Level 2 —	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 —	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (‘‘NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using broker quotes are included in Level 2. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

Semi-Annual Report	67

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

68	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2014 is as follows:

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans(1)	$8,437,398	$—	$6,095,845	$2,341,553
Non-U.S. Senior Loans(1)	21,442,993	—	21,442,993
Non-U.S. Asset-Backed Securities	28,419,583	—	28,419,583	—
U.S. Convertible Bonds(1)	1,006,875	—	1,006,875	—
U.S. Corporate Bonds & Notes(1)	3,342,773	—	3,342,773	—
Non-U.S. Corporate Bonds & Notes(1)	12,488,172	—	12,488,172	—
U.S. Equity(1)	95,884,002	95,884,002	—	—
Non-U.S. Equity(1)	94,251,175	94,251,175	—	—
U.S. Exchange-Traded Funds	2,344,400	2,344,400	—	—
Non-U.S. Exchange-Traded Funds	13,680,945	13,680,945	—	—
U.S. Rights(1)	8,456,408	—	8,456,408	—
Investment Companies	75,650,084	75,650,084	—	—

Total	$365,404,808	$281,810,606	$81,252,649	$2,341,553

Dividend Equity Fund
Assets
Common Stocks(1)	$22,495,491	$22,495,491	$—	$—
Exchange-Traded Funds	574,518	574,518	—	—
Investment Companies	6,577,052	6,577,052	—	—

Total	$29,647,061	$29,647,061	$—	$—

Premier Growth Equity Fund
Assets
Common Stocks(1)	$194,963,641	$194,963,641	$—	$—
Investment Companies	1,393,326	1,393,326	—	—
Other Financial Instruments
Equity Contracts — Futures(2)	16,240	16,240	—	—

Total	$196,373,207	$196,373,207	$—	$—

Small-Cap Equity Fund
Assets
Common Stocks(1)	$42,298,033	$42,298,033	$—	$—
Investment Companies	12,005,885	12,005,885	—	—

Total	$54,303,918	$54,303,918	$—	$—

Semi-Annual Report	69

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$104,439	$—	$104,439	$—
Agency Mortgage-Backed Securities	6,300,485	—	6,300,485	—
Asset-Backed Securities	10,034	—	10,034	—
Corporate Bonds & Notes(1)	5,536,624	—	5,536,624	—
Foreign Corporate Bonds & Notes(1)	2,092,063	—	2,092,063	—
Municipal Bonds & Notes(1)	168,872	—	168,872	—
Non-Agency Collateralized Mortgage Obligations	125,224	—	125,224	—
Non-Agency Collateralized Mortgage-Backed Securities	1,137,342	—	1,137,342	—
Sovereign Bonds	195,456	—	195,456	—
U.S. Treasuries	6,992,083	—	6,992,083	—
Domestic Equity(1)	24,491,364	24,467,778	23,586	—
Foreign Equity(1)	19,334,601	19,334,601	—	—
Exchange-Traded Funds	2,726,051	2,726,051
Investment Companies	15,614,184	15,614,184	—	—
Other Financial Instruments
Equity Contracts — Futures(2)	14,714	14,714	—	—
Interest Rate Contracts — Futures(2)	21,162	21,162	—	—

Total Assets	84,864,698	62,178,490	22,686,208	—

Liabilities
Other Financial Instruments
Equity Contracts — Futures(2)	(2,049)	(2,049)	—	—
Interest Rate Contracts — Futures(2)	(20,090)	(20,090)	—	—

Total Liabilities	(22,139)	(22,139)	—	—

Total	$84,842,559	$62,156,351	$22,686,208	$—

Tax-Exempt Fund
Assets
Municipal Bonds & Notes	$29,034,748	$—	$29,034,748	$—

Total	$29,034,748	$—	$29,034,748	$—

70	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$817,420	$—	$817,420	$—
Agency Mortgage-Backed Securities	43,751,641	—	43,751,641	—
Asset-Backed Securities	1,936,094	—	1,936,094	—
Corporate Bonds & Notes(1)	35,760,745	—	35,760,745	—
Foreign Corporate Bonds & Notes(1)	14,205,462	—	14,205,462	—
Municipal Bonds & Notes	867,851	—	867,851	—
Non-Agency Collateralized Mortgage Obligations	1,075,163	—	1,075,163	—
Non-Agency Collateralized Mortgage-Backed Securities	7,492,375	—	7,492,375	—
Sovereign Bonds	2,999,870	—	2,999,870	—
U.S. Treasuries	43,807,882	—	43,807,882	—
Domestic Equity(1)	163,856	—	163,856	—
Investment Companies	13,844,728	13,844,728	—	—
Other Financial Instruments
Interest Rate Contracts — Futures(2)	109,509	109,509	—	—

Total Assets	166,832,596	13,954,237	152,878,359	—

Liabilities
Other Financial Instruments
Interest Rate Contracts — Futures(2)	(79,590)	(79,590)	—	—

Total Liabilities	(79,590)	(79,590)	—	—

Total	$166,753,006	$13,874,647	$152,878,359	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each class share.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses

Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Semi-Annual Report	71

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

Short-Term Trading (Redemption) Fees

Shares held in the Dividend Equity Fund less than 60 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the Fund, are accounted for as an addition to paid-in capital. For the period ended March 31, 2014, the redemption fee amount for Class A, Class C and Class Y Shares was $33, $18 and $119, respectively. Effective October 17, 2013, the short-term trading fee was eliminated.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Distributions to Shareholders

The Tax-Exempt Fund and Fixed Income Fund declare investment income dividends daily and pay them monthly. The Dividend Equity Fund declares and pays investment income dividends monthly. The Global Allocation Fund declares and pays investment income dividends quarterly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities. Cash in the amount of $3,356,862 was held at the prime broker for the Global Allocation Fund. The Global Allocation Fund entered into short sale transactions during the year; however, none were open as of March 31, 2014.

When-Issued Securities & Forward Commitments

The Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes

72	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of March 31, 2014, the Total Return Fund and the Fixed Income Fund each held securities on a when-issued basis. These securities are detailed in each Fund’s Investment Portfolio.

Note 3. Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract. For the period ended March 31, 2014, the Premier Growth Equity Fund, Total Return Fund and Fixed Income Fund held futures contracts as detailed in each fund’s Investment Portfolio. These funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as “Restricted Cash — Futures.” No funds held securities collateral for futures contracts as of March 31, 2014.

Additional Derivative Information

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at March 31, 2014.

	Fair Value
Fund	Asset Derivative(1)(2)	Liability Derivative(2)
Premier Growth Equity Fund
Equity Contracts	$16,240	$—
Total Return Fund
Equity Contracts	14,714	(2,049)
Interest Rate Contracts	21,162	(20,090)
Fixed Income Fund
Interest Rate Contracts	109,509	(79,590)

(1)	Statement of Assets and Liabilities location: Variation margin receivable.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

Semi-Annual Report	73

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2014, is as follows:

Fund	Net Realized Gain (Loss) on Derivatives(1)	Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives(2)
Premier Growth Equity Fund
Equity Contracts	$131,303	$39,952
Total Return Fund
Equity Contracts	351,281	4,790
Interest Rate Contracts	(57,184)	35,902
Fixed Income Fund
Interest Rate Contracts	(401,793)	267,041

(1)	Statement of Operations location: Net realized gain (loss) on future contracts.
(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on future contracts.

For the period ended March 31, 2014, each Fund’s average volume of derivatives is as follows:

Fund	Average Notional Volume Six Months Ended 03/31/2014	As of 03/31/2014 Notional
Long Futures:
Global Allocation Fund	$1,187,652	$—
Premier Growth Equity Fund	2,553,815	2,144,290
Total Return Fund	8,098,017	8,747,229
Fixed Income Fund	25,649,347	28,699,890
Short Futures:
Total Return Fund	5,068,105	4,986,313
Fixed Income Fund	28,255,437	23,908,656

Note 4. Securities Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

Securities lending transactions are entered into Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity allows for full replacement of securities lent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Global Allocation Fund	$75,650,084	$78,609,260	$—	$—
Dividend Equity Fund	6,577,052	6,499,023	—	78,029
Premier Growth Equity Fund	1,393,326	1,340,785	—	52,541
Small-Cap Equity Fund	12,005,885	11,870,205	—	135,680
Total Return Fund	15,614,184	16,595,918	—	—
Fixed Income Fund	13,844,728	14,941,045	—	—

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to over collateralization.
(2)	Represents market value of securities on loan at period end.

74	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

For the period ended March 31, 2014, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral (1)	Security Lending Collateral Non-Cash Collateral(2)
Global Allocation Fund	$78,609,260	$75,650,084	$4,044,622
Dividend Equity Fund	6,499,023	6,577,052	—
Premier Growth Equity Fund	1,340,785	1,393,326	—
Small-Cap Equity	11,870,205	12,005,885	—
Total Return Fund	16,595,918	15,614,184	1,318,582
Fixed Income Fund	14,941,045	13,844,728	1,402,960

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt and Sovereign debt.

For the period ended March 31, 2014, the Highland Tax-Exempt Fund did not participate in securities lending.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treat-

ment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended September 30, 2013, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in- Capital
Global Allocation Fund	$23,857	$(6,701,818)	$6,677,961
Dividend Equity Fund	(8,966)	8,966	—
Premier Growth Equity Fund	7,631	(5,870)	(1,761)
Small-Cap Equity Fund	463,304	(463,797)	493
Total Return Fund	53,786	(69,246)	15,460
Tax-Exempt Fund	1,055	(1,024)	(31)
Fixed Income Fund	1,053,350	(193,297)	(860,053)

At September 30, 2013, the most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(1)
Global Allocation Fund	$1,867,659	$1,413,007	$—	$(7,897,966)	$2,776,159
Dividend Equity Fund	29,241	279,430	—	—	2,715,336
Premier Growth Equity Fund	—	11,366,963	—	(956)	59,733,024
Small-Cap Equity Fund	—	2,935,294	—	(111,383)	8,564,832
Total Return Fund	686,398	—	—	(2,877,315)	7,270,769
Tax-Exempt Fund	—	—	80,522	(540,974)	1,445,771
Fixed Income Fund	—	—	—	(3,375,998)	(2,220,060)

(1)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and other adjustments.

Semi-Annual Report	75

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

As of September 30, 2013, the most recent tax year end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2016		2017		2018		2019	No Expiration Short-Term(1)		No Expiration Long-Term(1)	Total
Global Allocation Fund	$334,502	(2)	$4,972,826	(2)	$2,590,638	(2)	$—	$—		$—	$7,897,966
Dividend Equity Fund	—		—		—		—	—		—	—
Premier Growth Equity Fund	—		—		—		—	—		—	—
Small-Cap Equity Fund	—		—		—		—	—		—	—
Total Return Fund	—		—		2,877,315		—	—		—	2,877,315
Tax-Exempt Fund	44,469		291,901		97,619		—	—		—	433,989
Fixed Income Fund	—		—		—		—	1,004,284	(3)	2,322,204	3,326,488

(1)	Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
(2)	Includes capital loss acquired due to Global Allocation Fund’s merger with U.S. Equity Fund on September 28, 2012 (See Note 10).
(3)	Capital loss acquired due to Fixed Income Fund’s merger with Short Term Government Fund and Government Securities Fund on September 28, 2012 (See Note 10).

During the year ended September 30, 2013, the Global Allocation Fund, the Total Return Fund, the Tax-Exempt Fund and the Premier Growth Equity Fund utilized capital carryforwards in the amount of $4,711,046, $4,651,445, $123,657 and $435,857, respectively.

The tax composition of distributions paid during the periods or years ended September 30, 2013 and September 30, 2012 (unless otherwise indicated) were as follows:

	Distributions Paid From:
Fund	Exempt Interest	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital(2)
Global Allocation Fund
2013	$—	$21,850,008	$24,058,299	$—
2012	—	326,921	—	—
Dividend Equity Fund
2013	—	267,980	—	—
2012	—	155,825	—	—
Premier Growth Equity Fund
2013	—	825,743	—	—
2012	—	—	—	—
Small-Cap Equity Fund
2013	—	—	2,731,468	—
2012	—	—	—	—

	Distributions Paid From:
Fund	Exempt Interest	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital(2)
Total Return Fund
2013	$—	$751,663	$—	$—
2012	—	1,063,431	—	—
Tax-Exempt Fund
2013	837,181	14,865	—	—
2012	954,950	1,882	—	—
Fixed Income Fund
2013	—	2,436,373	—	235,516
2012	—	1,915,462	8,748	180,400

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

76	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

Unrealized appreciation and depreciation at March 31, 2014, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$25,961,718	$8,740,726	$17,220,992	$348,183,816
Dividend Equity Fund	4,296,191	—	4,296,191	25,350,870
Premier Growth Equity Fund	71,389,813	—	71,389,813	124,967,154
Small-Cap Equity Fund	10,652,736	371,711	10,281,025	44,022,893
Total Return Fund	9,156,491	498,148	8,658,343	76,170,479
Tax-Exempt Fund	1,950,046	110,184	1,839,862	27,194,886
Fixed Income Fund	1,595,082	1,404,651	190,431	166,532,656

Under current laws, certain capital losses after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2013, the Funds elected to defer the following losses incurred from November 1, 2012 through September 30, 2013:

Fund	Realized Capital Losses	Ordinary Losses
Global Allocation Fund	$—	$—
Dividend Equity Fund	—	—
Premier Growth Equity Fund	—	956
Small-Cap Equity Fund	—	111,383
Total Return Fund	—	—
Tax-Exempt Fund	78,148	—
Fixed Income Fund	—	—

Note 6. Credit Agreement

Effective May 24, 2013, the Funds entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Funds have access to the facility, but aggregate borrowings cannot exceed $25,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the Federal Funds Effective Rate plus 1.25% or the LIBOR plus

1.25%. In addition, the Funds agree to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Other” on the Statement of Operations. The Unsecured Credit Agreement is set to expire May 23, 2014. During the period ended March 31, 2014, the Funds did not have any outstanding borrowings.

Note 7. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory Fees and Administration Fees

Highland serves as the investment adviser to each Fund. For its investment advisory and administrative services, each Fund pays Highland a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with Highland for the year ended March 31, 2014:

Fund	Annual Fee Rate to Highland
Global Allocation Fund	0.40%
Dividend Equity Fund	1.00	%(1)
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Total Return Fund	0.50%
Tax-Exempt Fund	0.35%
Fixed Income Fund	0.35%

(1)	Highland has contractually agreed to “limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 1.00% of average daily net assets attributable to any class of the Fund.”

To the extent Highland waives its fee or reimburses expenses to satisfy the contractual limitation set forth above (the “cap”), it may seek repayment of a portion or all of such amounts at any time within thirty-six months after the date the Fund accrues the liability, subject to the cap. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2014, the amounts subject to possible future recoupment under the Dividend Equity Fund’s expense limitation are $119,384 expiring in 2015, $129,689 expiring in 2016 and $39,317 expiring in 2017.

For the Dividend Equity Fund, Highland provides administrative services for a monthly administration fee, computed

Semi-Annual Report	77

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the period ended March 31, 2014, Highland waived $19,931 in administrative fees for the Dividend Equity Fund. This administration fee waiver is voluntary and is subject to termination at any time by Highland without notice.

Sub-Advisory Fees

The Premier Growth Equity Fund, Total Return Fund, Tax-Exempt Fund and Fixed Income Fund are sub-advised by GE Asset Management Incorporated (“GEAM”). The Dividend Equity Fund is sub-advised by Brookmont Capital Management, LLC. The Small-Cap Equity Fund is sub-advised by Palisade Capital Management, LLC (“Palisade”). Highland pays each sub-adviser an investment sub-advisory fee out of the advisory fee that it receives from the respective Fund.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and its affiliated advisors as of the date of this report.

The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Distribution and Shareholder Service Fees

Each fund has a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Foreside Funds Distributors LLC (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class R shares of the Funds. In addition, the Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares for the Dividend Equity Fund and the Tax-Exempt Fund. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares and 0.25% of the average daily net assets attributable to Class R shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $28,475 of front end sales charges from the sale of Class A shares and $8,078 in contingent deferred sales charges from the redemption of

Class C shares of the Funds. Effective April 1, 2014, Foreside Funds Distributors LLC will no longer be the underwriter for the Funds; this function will be performed by Highland Capital Fund Distributors, Inc.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt may result in greater net asset value fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase

78	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Illiquid Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability. For the period ended March 31, 2014, only the Global Allocation Fund was subject to illiquid securities risk.

Indemnification Risk

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments in Foreign Markets Risk

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended March 31, 2014, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Allocation Fund	$—	$—	$320,841,225	$277,615,246
Dividend Equity Fund	—	—	4,485,634	1,002,537
Premier Growth Equity Fund	—	—	18,524,995	16,174,670
Small-Cap Equity Fund	—	—	5,204,164	6,863,075
Total Return Fund	33,390,581	31,864,446	12,982,563	19,858,673
Tax-Exempt Fund	—	—	3,778,182	5,825,223
Fixed Income Fund	240,664,372	237,575,408	42,525,403	56,088,617

Semi-Annual Report	79

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Funds II

Note 10. Reorganization

On January 17, 2013, the Board of Trustees approved an agreement and plan of reorganization which provided for the transfer of all of the assets and liabilities of the Global Select Equity Fund and the International Equity Fund (“Predecessor Funds”) into the Global Allocation Fund (the “Reorganization”). Shareholders of the Predecessor Funds approved the Reorganization at a joint meeting held on September 13, 2013. The tax-free Reorganization was completed on September 20, 2013. The financial statements and historical information contained in the Financial Highlights and footnotes for the Global Allocation Fund reflect the Predecessor Funds’ information.

	Class A	Class B	Class C	Class R	Class Y
Global Select Equity Fund (before reorganization)(1)
Shares	987,367	28	6,538	46	467
Net Assets	$23,861,874	$608	$141,140	$1,107	$11,368
Net Asset Value	$24.17	$21.38	$21.59	$24.18	$24.36
International Equity Fund (before reorganization)(1)
Shares	745,278	833	53,079	74	1,198
Net Assets	$10,584,899	$10,738	$680,703	$1,050	$17,300
Net Asset Value	$14.20	$12.89	$12.82	$14.29	$14.44
Global Allocation Fund (before reorganization)
Shares	19,804,257	496	474,750	267	123,671
Net Assets	$179,367,703	$4,220	$3,907,526	$2,455	$1,284,554
Net Asset Value	$9.06	$8.51	$8.23	$9.19	$10.39
Global Allocation Fund (after reorganization)
Shares issued (Global Select Equity Fund)	2,633,761	71	17,149	121	1,094
Shares issued (International Equity Fund)	1,168,313	1,262	82,710	114	1,665
Net Asset Value	$9.06	$8.51	$8.23	$9.19	$10.39
Shares Outstanding	23,606,331	1,829	574,609	502	126,430
Net Assets	$213,814,476	$15,566	$4,729,369	$4,612	$1,313,222
Conversion Ratios
Global Select Equity Fund	2.6675	2.5120	2.6229	2.6313	2.3448
International Equity Fund	1.5676	1.5146	1.5582	1.5554	1.3899

(1)	Unrealized appreciation before the reorganization was $4,828,450 and $1,111,344, respectively.

Assuming the acquisition had been completed on October 1, 2012, the Fund’s results of operations for the year ended September 30, 2013 would have been as follows:

Global Allocation Fund
Net investment income (loss)	$2,241,758
Net realized and unrealized gain (loss) on investments	50,424,427
Net increase in net assets from operations	52,666,185

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

80	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

March 31, 2014	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period October 1, 2013 through March 31, 2014, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)	Actual Returns for Period
Highland Global Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,187.60	1.00%	$5.45	18.76%
Class C	1,000.00	1,184.40	1.76%	9.59	18.44%
Class R	1,000.00	1,186.60	1.25%	6.81	18.66%
Class Y	1,000.00	1,188.90	0.75%	4.09	18.89%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.95	1.00%	$5.04	5.00%
Class C	1,000.00	1,016.16	1.76%	8.85	5.00%
Class R	1,000.00	1,018.70	1.25%	6.29	5.00%
Class Y	1,000.00	1,021.19	0.75%	3.78	5.00%

Semi-Annual Report	81

ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2014	Highland Funds II

	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)	Actual Returns for Period

Highland Dividend Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,095.20	1.35%	$7.05	9.52%
Class C	1,000.00	1,091.40	2.00%	10.43	9.14%
Class Y	1,000.00	1,097.50	1.00%	5.23	9.75%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.20	1.35%	$6.79	5.00%
Class C	1,000.00	1,014.96	2.00%	10.05	5.00%
Class Y	1,000.00	1,019.95	1.00%	5.04	5.00%

Highland Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,097.60	1.16%	$6.07	9.76%
Class C	1,000.00	1,093.70	1.91%	9.97	9.37%
Class R	1,000.00	1,096.50	1.41%	7.37	9.65%
Class Y	1,000.00	1,099.10	0.91%	4.76	9.91%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.15	1.16%	$5.84	5.00%
Class C	1,000.00	1,015.41	1.91%	9.60	5.00%
Class R	1,000.00	1,017.90	1.41%	7.09	5.00%
Class Y	1,000.00	1,020.39	0.91%	4.58	5.00%

Highland Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,086.60	1.59%	$8.27	8.66%
Class C	1,000.00	1,082.50	2.34%	12.15	8.25%
Class R	1,000.00	1,086.00	1.67%	8.69	8.60%
Class Y	1,000.00	1,088.00	1.34%	6.98	8.80%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,017.00	1.59%	$8.00	5.00%
Class C	1,000.00	1,013.26	2.34%	11.75	5.00%
Class R	1,000.00	1,016.60	1.67%	8.40	5.00%
Class Y	1,000.00	1,018.25	1.34%	6.74	5.00%

Highland Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,058.50	1.31%	$6.72	5.85%
Class C	1,000.00	1,054.40	2.06%	10.55	5.44%
Class R	1,000.00	1,056.80	1.53%	7.85	5.68%
Class Y	1,000.00	1,059.30	1.06%	5.44	5.93%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$6.59	5.00%
Class C	1,000.00	1,014.66	2.06%	10.35	5.00%
Class R	1,000.00	1,017.30	1.53%	7.70	5.00%
Class Y	1,000.00	1,019.65	1.06%	5.34	5.00%

	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)	Actual Returns for Period
Highland Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$1,029.20	0.96%	$4.85	2.92%
Class C	1,000.00	1,025.40	1.72%	8.69	2.54%
Class Y	1,000.00	1,031.00	0.71%	3.60	3.10%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.14	0.96%	$4.84	5.00%
Class C	1,000.00	1,016.36	1.72%	8.65	5.00%
Class Y	1,000.00	1,021.39	0.71%	3.58	5.00%

Highland Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,021.30	0.93%	$4.69	2.13%
Class C	1,000.00	1,017.50	1.68%	8.45	1.75%
Class R	1,000.00	1,020.70	1.05%	5.29	2.07%
Class Y	1,000.00	1,022.60	0.68%	3.43	2.26%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.29	0.93%	$4.68	5.00%
Class C	1,000.00	1,016.55	1.68%	8.45	5.00%
Class R	1,000.00	1,019.70	1.05%	5.29	5.00%
Class Y	1,000.00	1,021.54	0.68%	3.43	5.00%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

82	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 1230

Dallas, Texas 75201

GE Asset Management Incorporated

3001 Summer Street

P.O. Box 7900

Stamford, CT 06904

Palisade Capital Management, LLC

One Bridge Plaza

Fort Lee, NJ 07024

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Global Allocation Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report	83

THIS PAGE LEFT BLANK INTENTIONALLY

200 Crescent Court, Suite 700

Dallas, TX 75201

Highland Funds II	Semi-Annual Report, March 31, 2014

www.highlandfunds.com	HLC-HFII-SEMI-03/14

Highland Energy MLP Fund

Semi-Annual Report

March 31, 2014

Highland Energy MLP Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Energy MLP Fund

Objective

Highland Energy MLP Fund (the “Fund”) seeks to provide investors with current income and capital appreciation.

Net Assets as of March 31, 2014

$4.0 million

Portfolio Data as of March 31, 2014

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Top 10 Holdings as of 03/31/2014 (%)(1)
EnLink Midstream Partners LP (Master Limited Partnerships)	6.4
Targa Resources Corp. (Common Stocks)	6.0
Enterprise Products Partners LP (Master Limited Partnerships)	5.9
MarkWest Energy Partners LP (Master Limited Partnerships)	5.2
Targa Resources Partners LP (Master Limited Partnerships)	5.0
Atlas Pipeline Partners LP (Master Limited Partnerships)	4.8
Williams Partners LP (Master Limited Partnerships)	4.5
Plains All American Pipeline LP (Master Limited Partnerships)	4.5
Tesoro Logistics LP (Master Limited Partnerships)	4.4
Phillips 66 Partners LP (Master Limited Partnerships)	4.3

(1)	Holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FINANCIAL STATEMENTS

March 31, 2014	Highland Energy MLP Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details of the Fund’s holdings and its market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Energy MLP Fund

Shares		Value ($)

Common Stocks - 10.2%

ENERGY - 10.2%
1,000	Kinder Morgan, Inc.	32,490
2,387	Targa Resources Corp.	236,933
3,267	Williams Cos., Inc. (The)	132,575

		401,998

	Total Common Stocks (Cost $300,877)	401,998

Master Limited Partnerships - 101.3%

ENERGY - 101.3%
1,768	Access Midstream Partners LP	101,748
2,134	Atlas Energy LP	91,847
5,952	Atlas Pipeline Partners LP	191,119
1,929	Buckeye Partners LP	144,772
5,267	Crestwood Midstream Partners LP	118,718
4,268	Enbridge Energy Partners LP	116,986
2,744	Energy Transfer Equity LP	128,282
2,978	Energy Transfer Partners LP	160,187
8,341	EnLink Midstream Partners LP	253,733
3,360	Enterprise Products Partners LP	233,050
1,926	EQT Midstream Partners LP	135,456
1,846	Genesis Energy LP	100,053
1,814	Holly Energy Partners LP	60,170
1,801	Magellan Midstream Partners LP	125,602
3,124	MarkWest Energy Partners LP	204,060
1,500	MPLX LP	73,485
2,890	NGL Energy Partners LP	108,462
2,647	ONEOK Partners LP	141,747
3,528	Phillips 66 Partners LP	171,355
3,236	Plains All American Pipeline LP	178,368
3,950	Plains GP Holdings LP, Class A	110,521
4,320	Regency Energy Partners LP	117,590
4,559	Tallgrass Energy Partners LP	165,993
3,509	Targa Resources Partners LP	197,416
2,870	Tesoro Logistics LP	172,803
2,319	Valero Energy Partners LP	91,809
772	Western Gas Equity Partners LP	37,913
2,969	Western Refining Logistics LP	92,484
3,520	Williams Partners LP	179,309

		4,005,038

	Total Master Limited Partnerships (Cost $3,193,873)	4,005,038

Total Investments - 111.5%		4,407,036

(Cost $3,494,750)
Other Assets & Liabilities, Net - (11.5)%		(455,788)

Net Assets - 100.0%		3,951,248

See accompanying Notes to Financial Statements.	3

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2014 (unaudited)	Highland Energy MLP Fund

($)
Assets
Investments, at value	4,407,036
Cash	2,416
Receivable for:
Investment advisory and administration fees (Note 6)	13,208
Fund shares sold	54,378
Prepaid expenses and other assets	4,799

Total assets	4,481,837

Liabilities
Payable for:
Trustees’ fees	136
Distribution and shareholder service fees (Note 6)	13
Transfer agent fees	61
Net deferred tax liability (Note 4)	355,647
Commitment fee payable (Note 5)	7
Accrued expenses and other liabilities	174,725

Total liabilities	530,589

Net Assets	3,951,248

Net Assets Consist of:
Par value (Note 1)	355
Paid-in capital	3,446,035
Accumulated net investment loss, net of income taxes	(28,873)
Accumulated net realized loss from investments, net of income taxes	(42,563)
Net unrealized appreciation on investments, net of income taxes	576,294

Net Assets	3,951,248

Investments, at cost	3,494,750

4	See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (continued)

As of March 31, 2014 (unaudited)	Highland Energy MLP Fund

($)
Class A:
Net assets	102,072
Shares outstanding ($0.001 par value; unlimited shares authorized)	9,190

Net asset value per share(a)(b)	11.11

Maximum offering price per share(c)	11.79

Class C:
Net assets	54,904
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,942

Net asset value and offering price per share(a)	11.11

Class R:
Net assets	11,858
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,067

Net asset value, offering and redemption price per share	11.12

Class Y:
Net assets	3,782,414
Shares outstanding ($0.001 par value; unlimited shares authorized)	339,759

Net asset value, offering and redemption price per share	11.13

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	5

STATEMENT OF OPERATIONS

For the six months ended March 31, 2014 (unaudited)	Highland Energy MLP Fund

($)
Investment Income
Income:
Dividends and distributions	99,014
Less: Foreign taxes withheld	(79)
Return of capital (Note 2)	(89,113)
Interest	9
Securities lending income (Note 3)	45

Total Income	9,876

Expenses:
Investment advisory and administration fees (Note 6)	21,854
Distribution and shareholder service fees: (Note 6)
Class A	131
Class C	109
Class R	28
Transfer agent fees	310
Trustees fees (Note 6)	254
Accounting services fees	1,433
Audit fees	55,833
Legal fees	1,204
Registration fees	6,712
Insurance	44
Reports to shareholders	15,536
Commitment fees-credit agreement (Note 5)	24
Other	1,038

Total operating expenses before waiver and reimbursement (Note 6)	104,510
Less: Expenses waived or borne by the Adviser and administrator	(84,210)

Net operating expenses	20,300

Net investment loss, before income taxes	(10,424)

Current tax benefit (Note 4)	7,250

Net investment loss, net of income tax benefit	(3,174)

Net Realized and Unrealized Gain (Loss) on Investments Realized gain (loss) on:
Investments	54,013
Deferred tax expense (Note 4)	(604)
Current tax expense (Note 4)	(16,651)
Change in unrealized appreciation (depreciation) on:
Investments	539,275
Deferred tax expense (Note 4)	(200,962)

Net realized and unrealized gain on investments	375,071

Total increase in net assets resulting from operations	371,897

6	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Energy MLP Fund

	Six Months Ended March 31, 2014 (unaudited) ($)	Year Ended September 30, 2013 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss, net of income taxes	(3,174)	(8,100)
Net realized gain (loss) on investments, net of income taxes	36,758	91,010
Net change in unrealized appreciation (depreciation) on investments, net of income taxes	338,313	237,981

Net increase from operations	371,897	320,891

Distributions to shareholders from:
Earnings and profits
Class A	(204)	(2,630)
Class C	(60)	(1,857)
Class R	(30)	(1,579)
Class Y	(9,664)	(425,284)
Return of capital
Class A	(1,813)	(530)
Class C	(470)	(374)
Class R	(252)	(318)
Class Y	(85,609)	(85,640)

Total distributions	(98,102)	(518,212)

Increase (decrease) in net assets from operations and distributions	273,795	(197,321)

Share transactions:
Proceeds from sale of shares
Class A	94,302	27,256
Class C	32,500	10,120
Class R	—	123
Class Y	33,084	3,218,452
Value of distributions reinvested
Class A	1,744	957
Class C	379	242
Class R	282	251
Class Y	95,273	81,392
Cost of shares redeemed
Class A	(37,180)	—
Class Y	(3,416)	(3,907,338)

Net increase (decrease) from shares transactions	216,968	(568,545)

Total increase (decrease) in net assets	490,763	(765,866)
Net Assets
Beginning of period	3,460,485	4,226,351

End of period	3,951,248	3,460,485

Accumulated net investment loss, net of income taxes	(28,873)	(15,741)

See accompanying Notes to Financial Statements.	7

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES	Highland Energy MLP Fund

	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Class A:
Shares sold	8,871	2,563
Issued for distribution reinvested	166	93
Shares redeemed	(3,508)	—

Net increase in fund shares	5,529	2,656

Class C:
Shares sold	2,934	949
Issued for distribution reinvested	35	23

Net increase in fund shares	2,969	972

Class R:
Shares sold	—	13
Issued for distribution reinvested	27	24

Net increase in fund shares	27	37

Class Y:
Shares sold	3,036	294,633
Issued for distribution reinvested	9,017	7,887
Shares redeemed	(310)	(356,110)

Net increase (decrease) in fund shares	11,743	(53,590)

8	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.32		$10.98	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	(0.02)		(0.08)	0.01
Net realized and unrealized gain	1.08		1.06	1.02

Total from investment operations	1.06		0.98	1.03
Less Distributions Declared to Shareholders:
From earnings and profits	(0.03)		(1.32)	(0.05)
From return of capital	(0.24)		(0.32)	—

Total distributions declared to shareholders	(0.27)		(1.64)	(0.05)
Net Asset Value, End of Period	$11.11		$10.32	$10.98
Total Return(c)	10.47	%(d)	10.07%	10.31	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$102		$38	$11
Total operating expenses	6.11%		20.12%	6.88%
Waiver/reimbursement	(4.65)%		(18.88)%	(4.63)%
Net operating expenses (f)	1.46%		1.24%	2.25%
Dividends for short positions	—		—	0.02
Net expenses(f)	1.46%		1.24%	2.27%
Income tax expenses	11.58%		6.18%	—
Total expense	13.04%		7.42%	2.27%
Net investment income/(loss)	(0.44)%		(0.74)%	0.07%
Portfolio turnover rate	27	%(d)	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.34		$10.96	$10.00
Income from Investment Operations:
Net investment loss(b)	(0.06)		(0.18)	(0.05)
Net realized and unrealized gain	1.08		1.10	1.02

Total from investment operations	1.02		0.92	0.97
Less Distributions Declared to Shareholders:
From earnings and profits	(0.03)		(1.22)	(0.01)
From return of capital	(0.22)		(0.32)	—

Total distributions declared to shareholders	(0.25)		(1.54)	(0.01)
Net Asset Value, End of Period	$11.11		$10.34	$10.96
Total Return(c)	10.05	%(d)	9.42%	9.69	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$55		$20	$11
Total operating expenses	6.73%		20.61%	7.53%
Waiver/reimbursement	(4.63)%		(18.44)%	(4.63)%
Net operating expenses (f)	2.10%		2.17%	2.90%
Dividends for short positions	—		—	0.02%
Net expenses(f)	2.10%		2.17%	2.92%
Income tax expenses	11.58%		6.18%	—
Total expense	13.68%		8.35%	2.92%
Net investment income/(loss)	(1.15)%		(1.68)%	(0.58)%
Portfolio turnover rate	27	%(d)	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class R

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.34		$10.98	$10.00
Income from Investment Operations:
Net investment loss(b)	(0.04)		(0.16)	(0.01)
Net realized and unrealized gain	1.09		1.13	1.03

Total from investment operations	1.05		0.97	1.02
Less Distributions Declared to Shareholders:
From earnings and profits	(0.03)		(1.29)	(0.04)
From return of capital	(0.24)		(0.32)	—

Total distributions declared to shareholders	(0.27)		(1.61)	(0.04)
Net Asset Value, End of Period	$11.12		$10.34	$10.98
Total Return(c)	10.31	%(d)	10.02%	10.11	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$12		$11	$11
Total operating expenses	6.22%		18.83%	7.03%
Waiver/reimbursement	(4.62)%		(16.86)%	(4.63)%
Net operating expenses (f)	1.60%		1.97%	2.40%
Dividends for short positions	—		—	0.02%
Net expenses(f)	1.60%		1.97%	2.42%
Income tax expenses	11.58%		6.18%	—
Total expense	13.18%		8.15%	2.42%
Net investment income/(loss)	(0.66)%		(1.52)%	(0.08)%
Portfolio turnover rate	27	%(d)	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	11

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.34		$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)(b)	(0.01)		(0.07)	0.04
Net realized and unrealized gain	1.09		1.11	1.02

Total from investment operations	1.08		1.04	1.06
Less Distributions Declared to Shareholders:
From earnings and profits	(0.03)		(1.37)	(0.07)
From return of capital	(0.26)		(0.32)	—

Total distributions declared to shareholders	(0.29)		(1.69)	(0.07)
Net Asset Value, End of Period	$11.13		$10.34	$10.99
Total Return(c)	10.59	%(d)	10.62%	10.63	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$3,782		$3,392	$4,193
Total operating expenses	5.72%		11.25%	6.53%
Waiver/reimbursement	(4.62)%		(10.05)%	(4.63)%
Net operating expenses (f)	1.10%		1.20%	1.90%
Dividends for short positions	—		—	0.02%
Net expenses(f)	1.10%		1.20%	1.92%
Income tax expenses	11.58%		6.18%	—
Total expense	12.68%		7.38%	1.92%
Net investment income/(loss)	(0.16)%		(0.71)%	0.42%
Portfolio turnover rate	27	%(d)	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

12	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2014	Highland Energy MLP Fund

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises thirteen portfolios although only the following eight are currently being offered including the Highland Energy MLP Fund (‘the Fund”). The following portfolios are reported separately: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Dividend Equity Fund (the “Dividend Equity Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Alpha Trend Strategies fund liquidated on October 31, 2013. The Trend Following Fund liquidated on January 24, 2014. The Alternative Income Fund was sold on January 24, 2014.

Effective February 1, 2013, the Fund revised its investment strategy to focus on master limited partnership (“MLP”) investments. Under normal market conditions, the Fund seeks to achieve its objective of providing investors with current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLP investments. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is 5.75%.

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus. Purchases of $1 million or more of Class A Shares at net asset value are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C Shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class R and Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 —	Quoted prices for identical investments in active markets.

Level 2 —	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 —	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (‘‘NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Fund uses non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Fund has not adjusted the prices obtained. Investment securities priced using broker quotes are included in Level 2. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Fund’s financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2014 is as follows:

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$401,998	$401,998	$—	$—
Master Limited Partner- ships(1)	4,005,038	4,005,038	—	—

Total	$4,407,036	$4,407,036	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

markets. Such fair valuations are categorized as Level 2 in the hierarchy.

There were no transfers between levels 1, 2, or 3 during the period ended March 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Partnership Accounting Policy

The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations as “Dividends and distributions” and “Return of capital.”

Expenses

Expenses are allocated pro rata among the Fund’s share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Certain class specific expenses (such as distribution fees and shareholder service fees) are allocated to the class that incurs such expense.

Short-Term Trading (Redemption) Fees

Shares held less than two months were subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which were retained by the Fund, were accounted for as an addition to paid-in capital. No redemption fees were recorded during the period ended March 31, 2014. Effective October 13, 2013, the short-term trading fee was was eliminated.

U.S. Federal Income Tax Status

The Fund will be taxable as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes and thus will pay entity-level taxes as described below. The Internal Revenue Code of 1986, as amended (the “Code”), generally provides that an investment company registered under the 1940 Act that elects to be treated and qualifies each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Code, including by complying with applicable qualifying income, diversification and distribution requirements, does not pay any entity-level U.S. federal income tax on any income or gains that the investment company distributes to its shareholders. The Fund had previously elected to be treated as a RIC under the Code and, prior to the taxable year ending September 30, 2013, had annually so qualified for the special treatment accorded RICs and their shareholders under the Code.

Upon implementation of the Fund’s revised strategy to concentrate in MLP investments, retroactively beginning on the Fund’s previous taxable year, which began on October 1, 2012 and ended on September 30, 2013, and continuing for the current and future taxable years, the Fund is no longer eligible for treatment as a regulated investment company under the Code. Accordingly, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. As a result, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The Fund’s major tax jurisdictions are Louisiana and Oklahoma.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of accumulated net operating and capital losses.

In calculating the Fund’s daily net asset value the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue, in accordance with GAAP, a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

balance will reduce the Fund’s net asset value. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund also will accrue in accordance with GAAP, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards and unrealized losses. To the extent the Fund has a net deferred tax asset balance, the Fund will record a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance. The Fund then will assess whether such valuation allowance is needed, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s daily net asset value; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily net asset value, the application of such final valuation allowance could have a material impact on the Fund’s net asset value. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future cash distributions from the Fund’s MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balance as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating and capital losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s net asset value per share, which could be material.

For all open tax years and for all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax liability. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax liability.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The current tax year remains open and subject to examination by tax jurisdictions.

Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended March 31, 2014 the Fund estimated that approximately 90% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $89,113 of dividends and distributions received from its investments.

Distributions to Shareholders

The Fund intends to make quarterly cash distributions of all or a portion of its net income (after taxes) to its shareholders. Due to the tax treatment of the Fund’s allocations and distributions from MLPs, HCM expects that a significant portion of the Fund’s distributions to shareholders will typically be treated as a return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio, the level of allocations of net income and other tax items for the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests.

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in its Fund shares and thereafter generally will be taxable to the shareholder as capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. To permit the Fund to maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s net asset value. Correspondingly, such amounts, once distributed, will be deducted from the Fund’s net asset value. In addition, in the discretion of the Fund, the Fund may determine not to make distributions in quarters in which the Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the Fund believes that a distribution may not constitute a tax-free return of capital as described above.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at amortized cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Master Limited Partnerships

Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Note 3. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

Securities lending transactions are entered into Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity allows for full replacement of securities lent.

For the period ended March 31, 2014, the Fund did not participate in securities lending.

Note 4. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The Fund’s income tax provision consists of the following:

	Current	Deferred	Total
Federal Tax (Expense)/Benefit	$(9,322)	$(200,962)	$(210,284)
State Tax (Expense)/Benefit	—	(604)	(604)
International Tax (Expense)/Benefit	(79)	—	(79)

Total Tax (Expense)/Benefit	$(9,401)	$(201,566)	$(210,967)

Deferred income taxes reflect (i) taxes on unrealized gains/(losses), which are attributable to the difference between fair market value and tax basis and (ii) the net tax effects of temporary differences between the carrying amounts of assets and liability for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of net operating losses.

At March 31, 2014, components of the Fund’s net deferred tax liability was as follows:

Total
Deferred Tax Assets:
Net Operating Loss Carryforwards	$—
Deferred Tax Liabilities:
Unrealized Gains on Investment Securities	$355,647
Basis Reduction resulting from Book v. Taxable Income Received from MLPs)	—

Total Net Deferred Tax Liability	$355,647

Total income taxes have been computed by applying the federal statutory income tax rate of 34% plus a blended state income tax rate of 2.2%. The Fund applied this effective rate to net investment income, realized and unrealized gains on investments before taxes in computing its total income taxes.

Although the Fund currently has a net deferred tax liability, it periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence. As referenced in Note 2, when assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized, as the expiration date for the federal net operating loss carryforward is 20 years.

To the extent the Fund has a net capital loss in any tax year, the net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. To the extent the Fund has a net operating loss in any tax year, the net operating loss generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders. As of March 31, 2014, the Fund did not have any capital loss carryovers.

The tax composition of distributions paid during the six months ended March 31, 2014, and year ended September 30, 2013 was as follows:

Year	Return of Capital	Earnings & Profits
2014	$88,144	$9,958
2013	86,862	431,350

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

Unrealized appreciation and depreciation at March 31, 2014, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost
$917,762	$5,476	$912,286	$576,294	$3,494,750

Note 5. Credit Agreement

Effective May 24, 2013, the Fund entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Fund had access to the facility, but aggregate borrowings cannot exceed $25,000,000. Interest is charged to the Fund based on their borrowings at a rate equal to the greater of the Federal Funds Effective Rate plus 1.25% or the LIBOR plus 1.25%. In addition, the Fund agrees to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Other” on the Statement of Operations. The Unsecured Credit Agreement is set to expire May 23, 2014. During the period ended March 31, 2014, the Fund did not have any outstanding borrowings.

Note 6. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory and Administration Fees

Highland serves as the investment adviser to the Fund. For its investment advisory and administrative services, the Fund pays Highland a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with Highland for the six months ended March 31, 2014 was 1.00%.

Highland has contractually agreed to limit the total annual operating expenses of the Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, such as deferred tax expenses, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 1.10% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2015, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

To the extent Highland waives its fee or reimburses expenses to satisfy the contractual limitation set forth above (the “cap”), it may seek repayment of a portion or all of such amounts at any time within 36 months after the date such amounts were waived or reimbursed, subject to the cap. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2014, the amount subject to possible future recoupment under the Fund’s expense limitation agreement is $80,750 expiring in 2016.

Highland provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the period ended March 31, 2014, Highland waived $3,460 in administrative fees for the Fund. This administration fee waiver is voluntary and is subject to termination at any time by Highland without notice.

Sub-Advisory Fees

Highland Capital Management, L.P. (“HCM”) is the investment sub-adviser to the Fund. Highland pays the sub-adviser an investment sub-advisory fee out of the advisory fee that it receives from the Fund.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and its affiliated advisors as of the date of this report.

The Fund paid no compensation to its one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Foreside Funds Distributors LLC (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund. In addition, the Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares and 0.25% of the average daily net assets attributable to Class R shares. Currently Class Y

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2014	Highland Energy MLP Fund

shares are not subject to a 12b-1 fee. Effective April 1, 2014, Foreside Funds Distributors LLC will no longer be the underwriter for the Fund; this function will be performed by Highland Capital Fund Distributors, Inc.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Indemnification Risk

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments for the six months ended March 31, 2014, were as follows:

Other Securities
Purchases	Sales
$1,351,792	$1,079,385

Note 9. Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2014 were:

Number	% of Fund Held
1	90.57%

Investment activities of these shareholders could have a material impact on the Fund.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events for the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Semi-Annual Report	21

ADDITIONAL INFORMATION (unaudited)

March 31, 2014	Highland Energy MLP Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period October 1, 2013 through March 31, 2014, unless otherwise indicated.

This table illustrates the Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)	Actual Returns for Period
Highland Energy MLP Fund
Actual Fund Return
Class A	$1,000.00	$1,104.70	1.46%	$7.66	10.47%
Class C	1,000.00	1,100.50	2.10%	10.99	10.05%
Class R	1,000.00	1,103.10	1.60%	8.39	10.31%
Class Y	1,000.00	1,105.90	1.10%	5.78	10.59%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,017.65	1.46%	$7.34	5.00%
Class C	1,000.00	1,014.46	2.10%	10.54	5.00%
Class R	1,000.00	1,016.85	1.60%	8.05	5.00%
Class Y	1,000.00	1,019.45	1.10%	5.54	5.00%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

22	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Adviser

Highland Capital Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Energy MLP Fund. The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report	23

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200 Crescent Court, Suite 700

Dallas, TX 75201

Highland Energy MLP Fund	Semi-Annual Report, March 31, 2014

www.highlandfunds.com	HLC-MLP-SEMI-03/14

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell Executive Vice President and Principal Executive Officer (Principal Executive Officer)

Date: June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell Executive Vice President and Principal Executive Officer (Principal Executive Officer)

Date: June 5, 2014

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: June 5, 2014